UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 to September 30, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

September 30, 2023

Classes A, I, R6 and W

Fixed-Income Fund

■     Voya Investment Grade Credit Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

    E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT

voyainvestments.com

Shareholder Expense Example	1
Statement of Assets and Liabilities	2
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Portfolio of Investments	18

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	April 1,	September 30,	Expense	September 30,	April 1,	September 30,	Expense	September 30,
	2023	2023	Ratio	2023*	2023	2023	Ratio	2023*

Class A	$1,000.00	$966.50	0.90%	$4.42	$1,000.00	$1,020.50	0.90%	$4.55
Class I	1,000.00	966.70	0.65	3.20	1,000.00	1,021.75	0.65	3.29
Class R6	1,000.00	967.80	0.63	3.10	1,000.00	1,021.85	0.63	3.18
Class W	1,000.00	967.70	0.65	3.20	1,000.00	1,021.75	0.65	3.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/ 366 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2023 (unaudited)

ASSETS:
Investments in securities at fair value+*	$107,112,637
Short-term investments at fair value†	755,935
Cash	2,012,539
Cash collateral for futures contracts	394,180
Receivables:
Investment securities sold	4,290,550
Fund shares sold	741,075
Interest	1,252,421
Prepaid expenses	55,928
Reimbursement due from Investment Adviser	96,986
Other assets	5,156
Total assets	116,717,407

LIABILITIES:
Income distribution payable	438,827
Payable for investment securities purchased	5,722,623
Payable for fund shares redeemed	115,558
Payable upon receipt of securities loaned	755,935
Variation margin payable on futures contracts	22,017
Payable for investment management fees	45,453
Payable for distribution and shareholder service fees	172
Payable to trustees under the deferred compensation plan (Note 6)	5,156
Payable for trustee fees	1,957
Other accrued expenses and liabilities	72,723
Total liabilities	7,180,421
NET ASSETS	$109,536,986

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$156,083,095
Total distributable loss	(46,546,109)
NET ASSETS	$109,536,986

+ Including securities loaned at value	$733,073
* Cost of investments in securities	$113,261,040
† Cost of short-term investments	$755,935

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2023 (unaudited) (continued)

Class A
Net assets	$834,818
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	96,069
Net asset value and redemption price per share†	$8.69
Maximum offering price per share (2.50%)(1)	$8.91

Class I
Net assets	$56,089,009
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,445,844
Net asset value and redemption price per share	$8.70

Class R6
Net assets	$11,690,995
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,345,855
Net asset value and redemption price per share	$8.69

Class W
Net assets	$40,922,164
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,715,604
Net asset value and redemption price per share	$8.68

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the six months ended September 30, 2023 (unaudited)

INVESTMENT INCOME:
Dividends	$2,475
Interest, net of foreign taxes withheld*	3,400,062
Securities lending income, net	4,002
Other	629
Total investment income	3,407,168
EXPENSES:
Investment management fees	325,001
Distribution and shareholder service fees:
Class A	1,070
Transfer agent fees:
Class A	923
Class I	27,536
Class R6	1,457
Class W	60,823
Shareholder reporting expense	6,405
Registration fees	58,288
Professional fees	22,326
Custody and accounting expense	28,365
Trustee fees	3,660
Miscellaneous expense	9,230
Interest expense	4,201
Total expenses	549,285
Waived and reimbursed fees	(125,655)
Net expenses	423,630
Net investment income	2,983,538
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,447,240)
Futures	400,015
Swaps	7,265
Net realized loss	(4,039,960)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,682,959)
Futures	553,323
Net change in unrealized appreciation (depreciation)	(3,129,636)
Net realized and unrealized loss	(7,169,596)
Decrease in net assets resulting from operations	$(4,186,058)

* Foreign taxes withheld	$472

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS:
Net investment income	$2,983,538	$10,023,958
Net realized loss	(4,039,960)	(33,562,172)
Net change in unrealized appreciation (depreciation)	(3,129,636)	9,347,417
Decrease in net assets resulting from operations	(4,186,058)	(14,190,797)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(17,772)	(28,185)
Class I	(1,240,344)	(1,505,686)
Class P(1)	—	(6,117,614)
Class R6	(360,241)	(389,668)
Class SMA(2)	—	(134,318)
Class W	(1,225,043)	(1,683,946)
Total distributions	(2,843,400)	(9,859,417)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	45,674,639	115,909,789
Reinvestment of distributions	2,110,220	9,307,748
	47,784,859	125,217,537
Cost of shares redeemed	(45,724,798)	(198,827,298)
Net increase (decrease) in net assets resulting from capital share transactions	2,060,061	(73,609,761)
Net decrease in net assets	(4,969,397)	(97,659,975)

NET ASSETS:
Beginning of year or period	114,506,383	212,166,358
End of year or period	$109,536,986	$114,506,383

(1)	Class P was fully redeemed on close of business March 30, 2023.
(2)	Class SMA was fully redeemed on close of business March 31, 2023.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Class A
09-30-23+	9.18	0.20•	(0.50)	(0.30)	0.19	—	—	0.19	—	8.69	(3.35)	1.17	0.90	0.90	4.36	835	205
03-31-23	10.18	0.31•	(1.01)	(0.70)	0.30	—	—	0.30	—	9.18	(6.83)	0.98	0.90	0.90	3.32	890	269
03-31-22	11.04	0.20•	(0.71)	(0.51)	0.22	0.12	0.01	0.35	—	10.18	(4.85)	1.06	0.90	0.90	1.84	934	259
03-31-21	10.60	0.22•	1.02	1.24	0.24	0.56	—	0.80	—	11.04	11.53	1.03	0.90	0.90	1.90	1,329	349
03-31-20	10.68	0.28•	0.25	0.53	0.29	0.32	—	0.61	—	10.60	4.80	1.05	0.90	0.90	2.55	421	553
03-31-19	10.61	0.34	0.10	0.44	0.33	0.04	—	0.37	—	10.68	4.35	1.10	0.90	0.90	3.23	223	501
Class I
09-30-23+	9.20	0.21•	(0.51)	(0.30)	0.20	—	—	0.20	—	8.70	(3.33)	0.81	0.65	0.65	4.62	56,089	205
03-31-23	10.19	0.33•	(1.00)	(0.67)	0.32	—	—	0.32	—	9.20	(6.48)	0.66	0.65	0.65	3.60	50,092	269
03-31-22	11.05	0.23•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.19	(4.60)	0.66	0.65	0.65	2.11	35,622	259
03-31-21	10.61	0.24•	1.03	1.27	0.27	0.56	—	0.83	—	11.05	11.80	0.64	0.64	0.64	2.11	20,147	349
03-31-20	10.68	0.32•	0.25	0.57	0.32	0.32	—	0.64	—	10.61	5.16	0.65	0.65	0.65	2.84	1,595	553
03-31-19	10.61	0.36•	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.60	0.69	0.65	0.65	3.50	2,327	501
Class R6
09-30-23+	9.18	0.21•	(0.50)	(0.29)	0.20	—	—	0.20	—	8.69	(3.22)	0.72	0.63	0.63	4.58	11,691	205
03-31-23	10.18	0.34•	(1.02)	(0.68)	0.32	—	—	0.32	—	9.18	(6.58)	0.66	0.63	0.63	3.70	12,222	269
03-31-22	11.04	0.24•	(0.72)	(0.48)	0.25	0.12	0.01	0.38	—	10.18	(4.59)	1.27	0.63	0.63	2.20	521	259
03-31-21	10.61	0.27•	0.99	1.26	0.27	0.56	—	0.83	—	11.04	11.72	1.41	0.63	0.63	2.28	80	349
03-31-20	10.68	0.31•	0.27	0.58	0.33	0.32	—	0.65	—	10.61	5.18	1.35	0.63	0.63	2.82	87	553
03-31-19	10.61	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.63	1.90	0.63	0.63	3.51	3	501
Class W
09-30-23+	9.17	0.21•	(0.50)	(0.29)	0.20	—	—	0.20	—	8.68	(3.23)	0.92	0.65	0.65	4.57	40,922	205
03-31-23	10.16	0.34•	(1.01)	(0.67)	0.32	—	—	0.32	—	9.17	(6.52)	0.73	0.65	0.65	3.70	51,301	269
03-31-22	11.02	0.23•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.16	(4.62)	0.81	0.65	0.65	2.10	386	259
03-31-21	10.59	0.25•	1.01	1.26	0.27	0.56	—	0.83	—	11.02	11.72	0.78	0.65	0.65	2.16	327	349
03-31-20	10.67	0.31•	0.25	0.56	0.32	0.32	—	0.64	—	10.59	5.07	0.80	0.65	0.65	2.83	3	553
03-31-19	10.60	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.67	4.61	0.85	0.65	0.65	3.50	3	501

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2023, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2023, the Fund had an average notional value of $18,389,224 and $14,712,651 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at September 30, 2023.

E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

F. Federal Income Taxes It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets.

Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, the Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, the Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. The Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

The Fund may sell credit default swaps which expose the Fund to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended September 30, 2023, the Fund had bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $3,725,000, to hedge the credit risk associated with various sectors within the credit market and to gain additional exposure to various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to buy or sell protection at September 30, 2023.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$145,102,623	$140,801,823

U.S. government securities not included above were as follows:

Purchases	Sales
$116,445,971	$116,380,770

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/ or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2023, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
$15

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2023, the following affiliated investment company owned more than 5% of the Fund:

Affiliated Investment Company	Percentage
Voya Global Perspectives Fund	10.34%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2023, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Class A	Class I	Class R6	Class W
0.90%	0.65%	0.63%	0.65%

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

by the Investment Adviser and the related expiration dates, are as follows:

September 30,
2024	2025	2026	Total
$555	$2,538	$48,075	$51,168

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of September 30, 2023, are as follows:

	September 30,
	2024	2025	2026	Total
Class A	$1,870	$1,496	$1,297	$4,663
Class I	—	—	25,650	25,650
Class R6	661	3,072	3,191	6,924
Class W	465	7,178	84,767	92,410

The Expense Limitation Agreement is contractual through August 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023. Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended September 30, 2023 as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
1	$23,892,000	6.33%

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2023	4,510	—	1,291	(6,682)	—	(881)	40,309	—	11,698	(60,557)	—	(8,550)
3/31/2023	16,984	—	3,082	(14,843)	—	5,223	156,142	—	28,154	(138,567)	—	45,729
Class I
9/30/2023	1,566,998	—	88,525	(656,991)	—	998,532	14,289,421	—	802,976	(5,922,007)	—	9,170,390
3/31/2023	3,084,593	—	164,281	(1,297,274)	—	1,951,600	28,524,232	—	1,501,966	(11,914,702)	—	18,111,496
Class P(1)
9/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2023	—	—	623,799	(17,410,296)	—	(16,786,497)	—	—	5,704,378	(160,063,433)	—	(154,359,055)
Class R6
9/30/2023	1,046,060	—	26,070	(1,056,986)	—	15,144	9,630,288	—	236,492	(9,529,825)	—	336,955
3/31/2023	1,531,753	—	42,819	(295,004)	—	1,279,568	14,488,394	—	389,633	(2,714,362)	—	12,163,665
Class SMA(2)
9/30/2023	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2023	79,599	—	—*	(457,179)	—	(377,580)	736,366	—	—*	(4,176,800)	—	(3,440,434)
Class W
9/30/2023	2,362,410	—	116,962	(3,359,284)	—	(879,912)	21,714,621	—	1,059,054	(30,212,409)	—	(7,438,734)
3/31/2023	7,542,667	—	185,648	(2,170,739)	—	5,557,576	72,004,655	—	1,683,617	(19,819,434)	—	53,868,838

*	Share amount is less than 0.500 per share or $0.50.
(1)	Class P was fully redeemed on close of business March 30, 2023.
(2)	Class SMA was fully redeemed on close of business March 31, 2023.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended		Year Ended
March 31, 2023	March 31, 2022
Ordinary	Ordinary	Long-term	Return of
Income	Income	Capital Gains	Capital
$9,859,417	$6,119,323	$2,445,584	$216,162

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2023 were:

Undistributed	Unrealized					Total
Ordinary	Appreciation/	Capital Loss Carryforwards				Distributable
Income	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
$99,000	$(7,299,816)	$(11,063,177)	Short-term	None	$(8,284)	$(39,516,650)
		(21,244,373)	Long-term	None
$(32,307,550)

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2023:

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$85,967	$(85,967)	$—
Daiwa Capital Markets America Inc.	178,473	(178,473)	—
Goldman Sachs & Co. LLC	148,605	(148,605)	—
Morgan Stanley & Co. LLC	30,886	(30,886)	—
Scotia Capital (USA) Inc.	98,604	(98,604)	—
TD Prime Services LLC	128,422	(128,422)	—
TD Securities Inc.	45,137	(45,137)	—
US Bancorp Investments	16,979	(16,979)	—
Total	$733,073	$(733,073)	$—

(1)	Cash collateral with a fair value of $755,935 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.

NOTE 13 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue, to adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in non- U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The Fund was early adopted. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2023, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0355	November 1, 2023	Daily
Class I	$0.0374	November 1, 2023	Daily
Class R6	$0.0374	November 1, 2023	Daily
Class W	$0.0373	November 1, 2023	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.6%
	Basic Materials: 2.5%
200,000 (1)	Anglo American Capital PLC, 4.750%, 03/16/2052	$152,912	0.1
300,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	281,438	0.3
200,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	194,010	0.2
200,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	190,176	0.2
212,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	207,205	0.2
233,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	225,045	0.2
64,000	BHP Billiton Finance USA Ltd., 5.500%, 09/08/2053	61,312	0.1
164,000	Dow Chemical Co., 4.375%, 11/15/2042	127,953	0.1
54,000 (2)	Dow Chemical Co., 6.300%, 03/15/2033	55,767	0.1
48,000	LYB International Finance III LLC, 3.625%, 04/01/2051	30,629	0.0
60,000	LYB International Finance III LLC, 4.200%, 05/01/2050	42,331	0.0
39,000	Mosaic Co., 4.875%, 11/15/2041	31,190	0.0
86,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	73,218	0.1
102,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	74,872	0.1
80,000	Nucor Corp., 4.300%, 05/23/2027	76,849	0.1
423,000	Nutrien Ltd., 2.950%, 05/13/2030	353,468	0.3
56,000	Nutrien Ltd., 4.900%, 03/27/2028	54,123	0.1
26,000	Nutrien Ltd., 5.800%, 03/27/2053	23,943	0.0
21,000	Nutrien Ltd., 5.875%, 12/01/2036	19,960	0.0
54,000	Nutrien Ltd., 5.950%, 11/07/2025	54,077	0.0
55,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	52,858	0.0
161,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	146,965	0.1
218,000	RPM International, Inc., 2.950%, 01/15/2032	169,983	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: 2.5% (continued)
36,000	Westlake Corp., 3.125%, 08/15/2051	$20,801	0.0
		2,721,085	2.5
	Communications: 8.9%
39,000	Amazon.com, Inc., 2.100%, 05/12/2031	31,296	0.0
142,000	Amazon.com, Inc., 3.100%, 05/12/2051	93,809	0.1
127,000	Amazon.com, Inc., 4.100%, 04/13/2062	96,783	0.1
307,000	AT&T, Inc., 3.500%, 06/01/2041	213,438	0.2
528,000	AT&T, Inc., 3.500%, 09/15/2053	326,514	0.3
162,000	AT&T, Inc., 3.550%, 09/15/2055	99,271	0.1
479,000	AT&T, Inc., 3.650%, 09/15/2059	291,752	0.3
295,000	AT&T, Inc., 3.800%, 12/01/2057	187,068	0.2
103,000	AT&T, Inc., 5.400%, 02/15/2034	96,442	0.1
329,000	Bell Telephone Co. of Canada or Bell Canada, 5.100%, 05/11/2033	307,777	0.3
199,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	158,606	0.2
100,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	78,587	0.1
77,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	56,150	0.1
54,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	42,139	0.0
208,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	118,145	0.1
204,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	142,797	0.1
99,000	Comcast Corp., 1.950%, 01/15/2031	77,442	0.1

See Accompanying Notes to Financial Statements

18

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
237,000	Comcast Corp., 2.937%, 11/01/2056	$134,806	0.1
41,000	Comcast Corp., 3.200%, 07/15/2036	31,650	0.0
216,000	Comcast Corp., 3.250%, 11/01/2039	157,970	0.1
124,000	Comcast Corp., 3.900%, 03/01/2038	101,385	0.1
382,000	Comcast Corp., 5.500%, 05/15/2064	347,977	0.3
183,000	Comcast Corp., 5.650%, 06/15/2035	180,935	0.2
60,000	Comcast Corp., 6.500%, 11/15/2035	63,635	0.1
379,000 (1)	Deutsche Telekom International Finance BV, 4.375%, 06/21/2028	359,781	0.3
145,000	Discovery Communications LLC, 4.875%, 04/01/2043	108,656	0.1
47,000	Discovery Communications LLC, 5.300%, 05/15/2049	36,039	0.0
232,000	Meta Platforms, Inc., 4.450%, 08/15/2052	183,805	0.2
38,000	Meta Platforms, Inc., 4.650%, 08/15/2062	30,273	0.0
194,000	Meta Platforms, Inc., 5.750%, 05/15/2063	183,088	0.2
238,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	213,930	0.2
250,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	194,841	0.2
249,000 (1)	NBN Co. Ltd., 6.000%, 10/06/2033	249,941	0.2
96,000	Orange SA, 9.000%, 03/01/2031	113,450	0.1
266,000 (2)	Paramount Global, 4.200%, 05/19/2032	211,584	0.2
218,000	Paramount Global, 4.375%, 03/15/2043	141,139	0.1
179,000	Paramount Global, 4.950%, 01/15/2031	153,782	0.1
186,000	Paramount Global, 4.950%, 05/19/2050	126,113	0.1
40,000	Paramount Global, 5.250%, 04/01/2044	27,984	0.0
35,000	Paramount Global, 5.500%, 05/15/2033	30,044	0.0
192,000	Paramount Global, 5.850%, 09/01/2043	149,478	0.1
103,000 (3)	Paramount Global, 6.375%, 03/30/2062	81,005	0.1
158,000	Sprint Capital Corp., 6.875%, 11/15/2028	163,273	0.2
589,000	Sprint Capital Corp., 8.750%, 03/15/2032	681,901	0.6
95,000	Time Warner Cable Enterprises LLC, 8.375%, 07/15/2033	102,192	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
278,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	$256,164	0.2
27,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	21,494	0.0
117,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	108,309	0.1
68,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	57,674	0.1
117,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	94,966	0.1
108,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	95,089	0.1
412,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	348,782	0.3
125,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	95,920	0.1
249,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	231,112	0.2
75,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	68,501	0.1
125,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	119,234	0.1
24,000	TWDC Enterprises 18 Corp. E, 4.125%, 12/01/2041	19,153	0.0
83,000	Verizon Communications, Inc., 1.750%, 01/20/2031	62,580	0.1
82,000	Verizon Communications, Inc., 2.550%, 03/21/2031	65,334	0.1
40,000	Verizon Communications, Inc., 4.400%, 11/01/2034	34,712	0.0
206,000	Verizon Communications, Inc., 4.500%, 08/10/2033	183,505	0.2
303,000	Verizon Communications, Inc., 4.812%, 03/15/2039	261,353	0.2
52,000	Vodafone Group PLC, 4.375%, 02/19/2043	40,106	0.0
57,000	Vodafone Group PLC, 5.125%, 06/19/2059	45,286	0.0
355,000 (3)	Vodafone Group PLC, 5.125%, 06/04/2081	241,465	0.2
69,000	Vodafone Group PLC, 5.750%, 02/10/2063	60,578	0.1
30,000	Walt Disney Co., 5.400%, 10/01/2043	28,017	0.0
105,000	Walt Disney Co., 6.550%, 03/15/2033	111,011	0.1
79,000	Walt Disney Co., 8.500%, 02/23/2025	81,823	0.1
		9,710,841	8.9
	Consumer, Cyclical: 5.9%
242,411	American Airlines Pass Through Trust 2015-2, A, 4.000%, 03/22/2029	219,243	0.2

See Accompanying Notes to Financial Statements

19

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
47,064	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	$43,433	0.0
13,338	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	12,256	0.0
87,125	American Airlines Pass Through Trust 2016-2, A, 3.650%, 12/15/2029	76,041	0.1
94,792	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	85,436	0.1
397,157	American Airlines Pass Through Trust 2016-3, A, 3.250%, 04/15/2030	340,552	0.3
136,669	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	122,536	0.1
110,138	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	98,290	0.1
623,809	American Airlines Pass Through Trust 2019-1, A, 3.500%, 08/15/2033	507,680	0.5
17,013	American Airlines Pass Through Trust 2019-1, AA, 3.150%, 08/15/2033	14,611	0.0
155,000	American Honda Finance Corp., GMTN, 5.125%, 07/07/2028	152,678	0.1
147,000 (1)	BMW US Capital LLC, 5.150%, 08/11/2033	140,045	0.1
118,086	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	103,701	0.1
72,313	Delta Air Lines Pass Through Trust 2015-1, A, 3.875%, 01/30/2029	65,855	0.1
39,103 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	37,176	0.0
80,000 (2)	Dollar General Corp., 5.450%, 07/05/2033	73,945	0.1
56,000	General Motors Financial Co., Inc., 5.850%, 04/06/2030	53,677	0.0
164,000	Home Depot, Inc., 2.750%, 09/15/2051	97,568	0.1
170,000	Home Depot, Inc., 3.300%, 04/15/2040	126,819	0.1
40,000	Home Depot, Inc., 3.625%, 04/15/2052	28,657	0.0
47,000	Home Depot, Inc., 4.950%, 09/15/2052	42,071	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
162,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	$158,479	0.1
66,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	48,243	0.0
85,000	Lowe's Cos., Inc., 4.650%, 04/15/2042	70,612	0.1
69,000	Lowe's Cos., Inc., 5.750%, 07/01/2053	64,427	0.1
77,000	Lowe's Cos., Inc., 5.800%, 09/15/2062	70,331	0.1
70,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	64,504	0.1
104,000	McDonald's Corp., 5.450%, 08/14/2053	97,923	0.1
84,000	McDonald's Corp., MTN, 5.700%, 02/01/2039	81,760	0.1
100,500 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	99,676	0.1
211,000 (2)	Target Corp., 4.400%, 01/15/2033	194,671	0.2
107,888	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	107,094	0.1
271,996	United Airlines Pass Through Trust 2016-1, A, 3.450%, 01/07/2030	242,578	0.2
459,600	United Airlines Pass Through Trust 2016-2, A, 3.100%, 04/07/2030	395,563	0.4
13,476	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	11,899	0.0
15,191	United Airlines Pass Through Trust 2018-1, A, 3.700%, 09/01/2031	13,047	0.0
12,912	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	11,472	0.0
103,228	United Airlines Pass Through Trust 2019-1, AA, 4.150%, 02/25/2033	93,812	0.1
238,480	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	238,735	0.2
336,469	US Airways Pass Through Trust 2012-2, A, 4.625%, 12/03/2026	324,082	0.3
633,378	US Airways Pass Through Trust 2013-1, A, 3.950%, 05/15/2027	602,058	0.6
204,000 (1)	Volkswagen Group of America Finance LLC, 5.900%, 09/12/2033	197,328	0.2

See Accompanying Notes to Financial Statements

20

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
294,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	$271,554	0.2
199,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	154,015	0.1
305,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	226,809	0.2
80,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	59,140	0.1
118,000	WW Grainger, Inc., 3.750%, 05/15/2046	87,860	0.1
		6,429,942	5.9
	Consumer, Non-cyclical: 14.0%
128,000	AbbVie, Inc., 3.200%, 05/14/2026	120,960	0.1
176,000	AbbVie, Inc., 4.050%, 11/21/2039	144,076	0.1
191,000	AbbVie, Inc., 4.500%, 05/14/2035	172,690	0.2
45,000	AbbVie, Inc., 4.625%, 10/01/2042	37,941	0.0
40,000	Amgen, Inc., 2.300%, 02/25/2031	32,080	0.0
98,000	Amgen, Inc., 2.450%, 02/21/2030	81,201	0.1
157,000	Amgen, Inc., 2.770%, 09/01/2053	87,643	0.1
241,000	Amgen, Inc., 3.150%, 02/21/2040	170,224	0.2
139,000	Amgen, Inc., 4.400%, 02/22/2062	103,105	0.1
108,000	Amgen, Inc., 5.250%, 03/02/2030	105,557	0.1
60,000	Amgen, Inc., 5.250%, 03/02/2033	57,384	0.0
365,000	Amgen, Inc., 5.600%, 03/02/2043	339,561	0.3
172,000	Amgen, Inc., 5.650%, 03/02/2053	161,100	0.1
138,000	Amgen, Inc., 5.750%, 03/02/2063	127,420	0.1
397,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	346,253	0.3
242,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	210,009	0.2
218,000	BAT Capital Corp., 6.421%, 08/02/2033	212,064	0.2
233,000	BAT Capital Corp., 7.079%, 08/02/2043	223,679	0.2
325,000	BAT Capital Corp., 7.081%, 08/02/2053	307,318	0.3
183,000	Becton Dickinson & Co., 4.693%, 02/13/2028	177,498	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
85,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	$61,083	0.1
40,000	Bristol-Myers Squibb Co., 3.900%, 03/15/2062	28,124	0.0
117,000	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	97,748	0.1
57,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	48,826	0.0
116,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	89,654	0.1
88,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	72,089	0.1
48,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	37,413	0.0
269,000	Centene Corp., 2.450%, 07/15/2028	227,493	0.2
104,000	Centene Corp., 2.625%, 08/01/2031	79,785	0.1
601,000	Centene Corp., 3.000%, 10/15/2030	485,503	0.4
114,000	Cigna Corp., 3.200%, 03/15/2040	80,236	0.1
43,000	Cigna Group, 4.125%, 11/15/2025	41,646	0.0
306,000	Cigna Group, 4.800%, 08/15/2038	269,783	0.2
332,000 (1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	290,531	0.3
98,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	81,561	0.1
109,000	CVS Health Corp., 2.700%, 08/21/2040	68,795	0.1
522,000	CVS Health Corp., 4.780%, 03/25/2038	449,780	0.4
105,000	CVS Health Corp., 5.000%, 01/30/2029	101,615	0.1
166,000	CVS Health Corp., 5.050%, 03/25/2048	138,046	0.1
97,000	CVS Health Corp., 6.000%, 06/01/2063	89,173	0.1
41,000	Elevance Health, Inc., 2.550%, 03/15/2031	33,252	0.0
135,000	Elevance Health, Inc., 2.875%, 09/15/2029	116,494	0.1
106,000	Elevance Health, Inc., 4.625%, 05/15/2042	89,036	0.1
84,000	Elevance Health, Inc., 5.100%, 01/15/2044	73,867	0.1
146,000	Elevance Health, Inc., 5.500%, 10/15/2032	143,818	0.1
86,000	Eli Lilly & Co., 4.950%, 02/27/2063	78,139	0.1
136,000	Eli Lilly & Co., 5.550%, 03/15/2037	138,052	0.1

See Accompanying Notes to Financial Statements

21

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
67,000	Equifax, Inc., 5.100%, 06/01/2028	$64,796	0.1
125,000	Gilead Sciences, Inc., 5.550%, 10/15/2053	120,273	0.1
331,000	Global Payments, Inc., 4.450%, 06/01/2028	307,103	0.3
58,000	Global Payments, Inc., 5.950%, 08/15/2052	52,088	0.0
81,000	HCA, Inc., 2.375%, 07/15/2031	62,053	0.1
86,000	HCA, Inc., 3.375%, 03/15/2029	75,391	0.1
86,000	HCA, Inc., 3.500%, 09/01/2030	72,790	0.1
183,000	HCA, Inc., 4.125%, 06/15/2029	165,752	0.1
193,000	HCA, Inc., 5.250%, 06/15/2049	158,797	0.1
43,000	HCA, Inc., 5.875%, 02/01/2029	42,322	0.0
75,000	HCA, Inc., 5.900%, 06/01/2053	67,624	0.1
170,000	Hershey Co., 3.125%, 11/15/2049	112,742	0.1
89,000	Hormel Foods Corp., 3.050%, 06/03/2051	57,210	0.0
79,000	J M Smucker Co., 2.750%, 09/15/2041	49,748	0.0
109,000	Johnson & Johnson, 2.100%, 09/01/2040	69,840	0.1
143,000	Johnson & Johnson, 3.625%, 03/03/2037	120,624	0.1
105,000	Johnson & Johnson, 5.850%, 07/15/2038	110,663	0.1
106,000 (1)	Kenvue, Inc., 4.900%, 03/22/2033	101,364	0.1
86,000 (1)	Kenvue, Inc., 5.050%, 03/22/2028	84,915	0.1
88,000 (1)	Kenvue, Inc., 5.050%, 03/22/2053	80,017	0.1
85,000 (1)	Kenvue, Inc., 5.100%, 03/22/2043	78,545	0.1
123,000 (1)	Kenvue, Inc., 5.200%, 03/22/2063	111,083	0.1
69,000	Kraft Heinz Foods Co., 5.000%, 06/04/2042	59,815	0.1
68,000	Kraft Heinz Foods Co., 5.200%, 07/15/2045	59,480	0.0
159,000 (2)	Kroger Co., 2.200%, 05/01/2030	127,301	0.1
244,000 (1)	Mars, Inc., 2.375%, 07/16/2040	154,552	0.1
189,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	176,177	0.2
49,000	Merck & Co., Inc., 4.500%, 05/17/2033	45,878	0.0
86,000	Merck & Co., Inc., 4.900%, 05/17/2044	78,530	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
124,000	Merck & Co., Inc., 5.000%, 05/17/2053	$112,869	0.1
117,000	Merck & Co., Inc., 5.150%, 05/17/2063	106,799	0.1
82,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	61,747	0.1
71,000	Mondelez International, Inc., 2.625%, 03/17/2027	64,665	0.1
67,000	Mylan, Inc., 5.200%, 04/15/2048	48,691	0.0
200,000 (1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	170,304	0.2
254,000 (1)	Nestle Holdings, Inc., 4.700%, 01/15/2053	227,302	0.2
165,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	134,976	0.1
33,000 (2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	30,521	0.0
70,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	62,206	0.1
79,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	75,729	0.1
248,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	234,528	0.2
135,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	124,058	0.1
170,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	158,082	0.1
476,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	435,214	0.4
328,000	Philip Morris International, Inc., 5.375%, 02/15/2033	311,117	0.3
73,000	Reynolds American, Inc., 5.850%, 08/15/2045	60,546	0.1
243,000	Royalty Pharma PLC, 1.750%, 09/02/2027	207,468	0.2
521,000	Royalty Pharma PLC, 3.300%, 09/02/2040	341,524	0.3
366,000	Royalty Pharma PLC, 3.350%, 09/02/2051	212,134	0.2
87,000	S&P Global, Inc., 1.250%, 08/15/2030	66,483	0.1
223,000	S&P Global, Inc., 2.900%, 03/01/2032	183,679	0.2
85,000 (1)	S&P Global, Inc., 5.250%, 09/15/2033	82,900	0.1
263,000	Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	211,606	0.2

See Accompanying Notes to Financial Statements

22

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
200,000	Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	$138,963	0.1
250,000	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	244,774	0.2
272,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	263,110	0.2
145,000	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	138,665	0.1
124,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	93,863	0.1
102,000	Unilever Capital Corp., 5.000%, 12/08/2033	98,817	0.1
189,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	128,566	0.1
97,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	68,492	0.1
78,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	60,148	0.1
15,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	11,053	0.0
27,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	24,652	0.0
47,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	38,872	0.0
33,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	28,158	0.0
90,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	80,595	0.1
150,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	134,077	0.1
418,000	UnitedHealth Group, Inc., 5.875%, 02/15/2053	420,034	0.4
87,000	Viatris, Inc., 3.850%, 06/22/2040	56,713	0.0
		15,351,478	14.0

	Energy: 5.6%
69,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	42,202	0.0
109,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	68,061	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
125,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	$117,168	0.1
75,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	70,452	0.1
197,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	163,091	0.2
35,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	31,069	0.0
120,000 (1)	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	115,886	0.1
286,000	ConocoPhillips Co., 5.550%, 03/15/2054	272,043	0.3
289,000	ConocoPhillips Co., 5.700%, 09/15/2063	275,707	0.3
261,000	Coterra Energy, Inc., 3.900%, 05/15/2027	245,249	0.2
23,000	Coterra Energy, Inc., 4.375%, 03/15/2029	21,312	0.0
210,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	149,356	0.1
136,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	100,411	0.1
26,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	26,029	0.0
38,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	36,289	0.0
155,000	Enbridge, Inc., 5.700%, 03/08/2033	148,581	0.1
114,000 (3)	Enbridge, Inc., 7.375%, 01/15/2083	108,695	0.1
124,000 (3)	Enbridge, Inc., 7.625%, 01/15/2083	118,712	0.1
57,000 (3)	Enbridge, Inc., 8.500%, 01/15/2084	56,588	0.1
225,000	Energy Transfer L.P., 5.300%, 04/15/2047	183,064	0.2
109,000	Energy Transfer L.P., 5.400%, 10/01/2047	90,040	0.1
47,000	Energy Transfer L.P., 5.750%, 02/15/2033	45,231	0.0
144,000	Energy Transfer L.P., 5.950%, 10/01/2043	126,784	0.1
252,000	Energy Transfer L.P., 6.000%, 06/15/2048	224,018	0.2
164,000 (3)	Energy Transfer L.P. G, 7.125%, 12/31/2199	141,806	0.1
206,000 (3)	Energy Transfer L.P. H, 6.500%, 12/31/2199	189,798	0.2
37,000	Enterprise Products Operating LLC, 3.700%, 01/31/2051	26,223	0.0

See Accompanying Notes to Financial Statements

23

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
253,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	$178,022	0.2
43,000	EQT Corp., 5.700%, 04/01/2028	42,186	0.0
55,000	Exxon Mobil Corp., 2.995%, 08/16/2039	40,183	0.0
273,000	Exxon Mobil Corp., 4.227%, 03/19/2040	232,786	0.2
46,000	Kinder Morgan Energy Partners L.P., 5.000%, 08/15/2042	37,240	0.0
241,000	Kinder Morgan, Inc., 4.800%, 02/01/2033	217,426	0.2
166,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	128,975	0.1
157,000	Marathon Petroleum Corp., 6.500%, 03/01/2041	155,501	0.1
51,000	MPLX L.P., 4.950%, 03/14/2052	39,963	0.0
59,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	58,211	0.1
184,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	181,015	0.2
66,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	70,116	0.1
84,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	90,023	0.1
50,000	Ovintiv, Inc., 5.650%, 05/15/2028	48,940	0.0
67,000	Ovintiv, Inc., 6.250%, 07/15/2033	64,839	0.1
75,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	64,517	0.1
18,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	12,833	0.0
370,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	344,927	0.3
101,000	Schlumberger Investment SA, 2.650%, 06/26/2030	85,567	0.1
72,000	Shell International Finance BV, 2.875%, 11/26/2041	48,939	0.0
123,000	Shell International Finance BV, 3.000%, 11/26/2051	76,909	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
95,000	Shell International Finance BV, 4.000%, 05/10/2046	$73,652	0.1
57,000	Shell International Finance BV, 4.125%, 05/11/2035	50,255	0.1
65,000	Targa Resources Corp., 4.950%, 04/15/2052	50,080	0.0
110,000	Targa Resources Corp., 6.250%, 07/01/2052	101,182	0.1
45,000	Targa Resources Corp., 6.500%, 02/15/2053	43,022	0.0
88,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	74,146	0.1
164,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	147,079	0.1
42,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	29,318	0.0
74,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	63,553	0.1
159,000	Williams Cos., Inc., 5.100%, 09/15/2045	133,789	0.1
		6,179,059	5.6

	Financial: 31.8%
26,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	16,540	0.0
26,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	21,736	0.0
398,000	Alleghany Corp., 3.250%, 08/15/2051	258,654	0.2
134,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	80,743	0.1
87,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	72,048	0.1
100,000	American International Group, Inc., 3.400%, 06/30/2030	85,832	0.1
100,000	American International Group, Inc., 3.900%, 04/01/2026	95,813	0.1
289,000	American International Group, Inc., 5.125%, 03/27/2033	269,156	0.2
170,000	American Tower Corp., 2.700%, 04/15/2031	134,983	0.1
117,000	American Tower Corp., 3.600%, 01/15/2028	106,277	0.1

See Accompanying Notes to Financial Statements

24

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
86,000	American Tower Corp., 3.650%, 03/15/2027	$79,748	0.1
56,000	American Tower Corp., 4.400%, 02/15/2026	54,260	0.1
68,000	American Tower Corp., 5.250%, 07/15/2028	65,731	0.1
150,000	American Tower Corp., 5.550%, 07/15/2033	143,097	0.1
86,000	American Tower Corp., 5.650%, 03/15/2033	82,765	0.1
156,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	143,106	0.1
200,000 (1)(3)	ASB Bank Ltd., 5.284%, 06/17/2032	191,056	0.2
149,000	Assurant, Inc., 3.700%, 02/22/2030	125,497	0.1
57,000 (1)	Avolon Holdings Funding Ltd., 5.500%, 01/15/2026	55,206	0.1
400,000 (3)	Banco Bilbao Vizcaya Argentaria SA, 9.375%, 12/31/2199	397,900	0.4
123,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	109,031	0.1
368,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	279,023	0.3
181,000 (3)	Bank of America Corp., 2.482%, 09/21/2036	131,832	0.1
103,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	82,820	0.1
384,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	301,979	0.3
310,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	278,197	0.3
319,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	293,960	0.3
244,000 (3)	Bank of America Corp., 3.846%, 03/08/2037	198,643	0.2
181,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	160,788	0.1
142,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	136,852	0.1
231,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	215,077	0.2
1,335,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	1,299,894	1.2
178,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	162,639	0.2
328,000 (3)	Bank of America Corp., MTN, 1.898%, 07/23/2031	249,370	0.2
16,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	13,400	0.0
13,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	8,332	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
349,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	$275,337	0.3
183,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	156,520	0.1
228,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	210,216	0.2
244,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	192,154	0.2
724,000 (3)	Bank of America Corp. RR, 4.375%, 12/31/2199	608,557	0.6
122,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	119,111	0.1
411,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	342,834	0.3
112,000	Bank of Nova Scotia, 4.850%, 02/01/2030	105,536	0.1
220,000 (3)	Bank of Nova Scotia 2, 3.625%, 10/27/2081	157,179	0.1
48,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	41,787	0.0
476,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	347,538	0.3
147,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	145,931	0.1
146,000	Boston Properties L.P., 2.450%, 10/01/2033	99,780	0.1
217,000 (1)(3)	CaixaBank SA, 6.840%, 09/13/2034	212,841	0.2
201,000	Camden Property Trust, 2.800%, 05/15/2030	170,439	0.2
363,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	303,862	0.3
129,000 (3)	Capital One Financial Corp., 6.377%, 06/08/2034	121,846	0.1
107,000	CBRE Services, Inc., 5.950%, 08/15/2034	101,053	0.1
609,000 (3)	Charles Schwab Corp., 6.136%, 08/24/2034	592,743	0.5
230,000 (3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	162,569	0.1
250,000 (3)	Citizens Bank NA/ Providence RI, 4.575%, 08/09/2028	228,463	0.2
613,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	476,626	0.4
232,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	194,456	0.2

See Accompanying Notes to Financial Statements

25

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
264,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	$222,441	0.2
159,000 (1)	Corebridge Financial, Inc., 6.050%, 09/15/2033	154,682	0.1
329,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	315,911	0.3
213,000	Crown Castle, Inc., 2.100%, 04/01/2031	162,664	0.2
105,000	Crown Castle, Inc., 2.500%, 07/15/2031	81,987	0.1
81,000	Crown Castle, Inc., 3.300%, 07/01/2030	68,426	0.1
53,000	Crown Castle, Inc., 4.800%, 09/01/2028	50,353	0.0
164,000	CubeSmart L.P., 2.500%, 02/15/2032	124,885	0.1
200,000	Discover Financial Services, 6.700%, 11/29/2032	193,476	0.2
518,000 (3)	Enstar Finance LLC, 5.500%, 01/15/2042	413,449	0.4
226,000	Extra Space Storage L.P., 2.400%, 10/15/2031	173,172	0.2
117,000	Extra Space Storage L.P., 3.900%, 04/01/2029	105,186	0.1
59,000	Extra Space Storage L.P., 4.000%, 06/15/2029	52,962	0.0
843,000 (3)	Fifth Third Bancorp, 6.339%, 07/27/2029	833,221	0.8
1,104,000	First Horizon Bank, 5.750%, 05/01/2030	988,791	0.9
172,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	169,188	0.2
15,000 (3)	Goldman Sachs Group, Inc., 2.383%, 07/21/2032	11,431	0.0
14,000	Goldman Sachs Group, Inc., 6.250%, 02/01/2041	14,137	0.0
54,000 (3)	Goldman Sachs Group, Inc., GMTN, 7.377%, (TSFR3M + 2.012%), 10/28/2027	55,403	0.1
113,000	Hartford Financial Services Group, Inc., 5.950%, 10/15/2036	111,205	0.1
269,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 7.751%, (TSFR3M + 2.387%), 02/12/2067	229,017	0.2
175,000	Healthpeak OP LLC, 5.250%, 12/15/2032	162,946	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
29,000	Highwoods Realty L.P., 2.600%, 02/01/2031	$20,854	0.0
200,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	176,419	0.2
47,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	33,160	0.0
151,000 (3)	Huntington Bancshares, Inc., 6.208%, 08/21/2029	147,800	0.1
204,000 (3)	ING Groep NV, 6.114%, 09/11/2034	198,296	0.2
168,000 (1)	Intact Financial Corp., 5.459%, 09/22/2032	159,398	0.1
268,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	214,878	0.2
74,000	Intercontinental Exchange, Inc., 4.250%, 09/21/2048	58,736	0.1
207,000 (1)(3)	Intesa Sanpaolo SpA, 7.778%, 06/20/2054	186,855	0.2
95,000	Invitation Homes Operating Parternship L.P., 5.450%, 08/15/2030	90,546	0.1
54,000	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	50,460	0.0
257,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	190,383	0.2
221,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	185,074	0.2
77,000	Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	56,330	0.1
406,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	361,432	0.3
138,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	120,944	0.1
170,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	151,755	0.1
156,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	131,532	0.1
98,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	85,913	0.1
243,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	220,555	0.2
30,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	20,871	0.0
157,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	142,492	0.1
147,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	140,560	0.1

See Accompanying Notes to Financial Statements

26

VOYA INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
221,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	$206,357	0.2
266,000	KeyBank NA/ Cleveland OH, 4.900%, 08/08/2032	214,290	0.2
205,000	KeyCorp, MTN, 2.550%, 10/01/2029	160,053	0.1
686,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	572,223	0.5
39,000	Kilroy Realty L.P., 2.500%, 11/15/2032	26,674	0.0
84,000	Kilroy Realty L.P., 2.650%, 11/15/2033	56,764	0.1
154,000 (1)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	96,884	0.1
328,000 (1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	194,467	0.2
336,000 (3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	302,053	0.3
292,000 (1)	LSEGA Financing PLC, 1.375%, 04/06/2026	261,625	0.2
564,000	Marsh & McLennan Cos., Inc., 5.700%, 09/15/2053	545,562	0.5
195,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	173,609	0.2
51,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	45,492	0.0
61,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	55,685	0.1
502,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	447,590	0.4
688,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	643,560	0.6
43,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	43,345	0.0
685,000 (3)	Morgan Stanley, 6.342%, 10/18/2033	689,268	0.6
779,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	688,562	0.6
181,000 (3)	Morgan Stanley, MTN, 1.928%, 04/28/2032	134,529	0.1
57,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	43,634	0.0
183,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	176,132	0.2
255,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	236,923	0.2
727,000 (3)	Morgan Stanley, MTN, 5.424%, 07/21/2034	686,087	0.6
250,000 (1)	National Australia Bank Ltd., 6.429%, 01/12/2033	245,408	0.2
234,000 (3)	NatWest Group PLC, 5.808%, 09/13/2029	227,162	0.2
168,000	NNN REIT, Inc., 5.600%, 10/15/2033	158,468	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
105,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	$92,743	0.1
120,000	Northern Trust Corp., 6.125%, 11/02/2032	118,569	0.1
782,000 (3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	664,397	0.6
71,000 (3)	PNC Financial Services Group, Inc. U, 6.000%, 12/31/2199	62,436	0.1
372,000 (3)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	319,814	0.3
342,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	255,276	0.2
597,000	Sixth Street Specialty Lending, Inc., 6.950%, 08/14/2028	590,992	0.5
105,000 (3)	State Street Corp., 5.820%, 11/04/2028	105,196	0.1
582,000	STORE Capital Corp., 2.700%, 12/01/2031	398,166	0.4
112,000 (1)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	88,707	0.1
400,000	Synchrony Financial, 7.250%, 02/02/2033	353,396	0.3
39,000	Travelers Cos., Inc., 4.300%, 08/25/2045	31,302	0.0
207,000	Travelers Cos., Inc., 5.450%, 05/25/2053	197,809	0.2
228,000 (3)	Truist Financial Corp., 6.321%, (TSFR3M + 0.912%), 03/15/2028	207,729	0.2
152,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	129,053	0.1
677,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	637,686	0.6
72,000 (3)	Truist Financial Corp. N, 4.800%, 12/31/2199	61,900	0.1
122,000 (3)	Truist Financial Corp. Q, 5.100%, 12/31/2199	104,915	0.1
372,000	UBS AG, 5.125%, 05/15/2024	367,238	0.3
316,000	UBS AG/London, 5.650%, 09/11/2028	310,891	0.3
338,000 (1)(3)	UBS Group AG, 4.375%, 12/31/2199	242,996	0.2
230,000 (3)	UBS Group AG, 5.125%, 12/31/2199	205,131	0.2
313,000 (1)(3)	UBS Group AG, 6.301%, 09/22/2034	305,930	0.3
412,000 (3)	US Bancorp, MTN, 4.967%, 07/22/2033	358,895	0.3
63,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	42,365	0.0

See Accompanying Notes to Financial Statements

27

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
403,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	$376,921	0.3
180,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	141,086	0.1
124,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	104,310	0.1
815,000 (3)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	772,155	0.7
141,000	Welltower OP LLC, 2.750%, 01/15/2031	113,461	0.1
59,000	Weyerhaeuser Co., 4.000%, 03/09/2052	42,791	0.0
92,000	Willis North America, Inc., 5.050%, 09/15/2048	73,924	0.1
		34,820,125	31.8
	Industrial: 6.1%
128,000 (1)	AP Moller - Maersk A/S, 5.875%, 09/14/2033	124,451	0.1
135,000	Avnet, Inc., 5.500%, 06/01/2032	124,294	0.1
109,000	Avnet, Inc., 6.250%, 03/15/2028	108,787	0.1
259,000	Boeing Co., 3.250%, 02/01/2028	233,748	0.2
64,000	Boeing Co., 3.850%, 11/01/2048	43,786	0.0
193,000	Boeing Co., 5.705%, 05/01/2040	178,201	0.2
230,000	Boeing Co., 5.805%, 05/01/2050	208,465	0.2
143,000	Boeing Co., 5.930%, 05/01/2060	128,578	0.1
44,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	29,564	0.0
101,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	76,050	0.1
2,000	Burlington Northern Santa Fe LLC, 4.150%, 12/15/2048	1,572	0.0
29,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	24,069	0.0
189,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	157,577	0.2
6,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	5,024	0.0
87,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	77,132	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
103,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	$94,546	0.1
160,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	146,809	0.1
147,000	CNH Industrial Capital LLC, 4.550%, 04/10/2028	139,767	0.1
57,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	56,577	0.1
132,000	CSX Corp., 4.500%, 11/15/2052	107,595	0.1
166,000	CSX Corp., 4.650%, 03/01/2068	133,226	0.1
127,000	FedEx Corp., 4.550%, 04/01/2046	100,644	0.1
113,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	108,928	0.1
512,000	HEICO Corp., 5.350%, 08/01/2033	485,288	0.4
78,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	76,746	0.1
168,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	162,220	0.2
130,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	125,016	0.1
179,000	Lennox International, Inc., 5.500%, 09/15/2028	175,763	0.2
125,000	Lockheed Martin Corp., 5.200%, 02/15/2055	116,302	0.1
99,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	98,318	0.1
111,000	Nordson Corp., 5.600%, 09/15/2028	110,011	0.1
111,000	Nordson Corp., 5.800%, 09/15/2033	108,510	0.1
59,000	Norfolk Southern Corp., 2.900%, 08/25/2051	35,351	0.0
141,000	Norfolk Southern Corp., 3.950%, 10/01/2042	108,312	0.1
103,000	Norfolk Southern Corp., 5.050%, 08/01/2030	99,313	0.1
158,000	Norfolk Southern Corp., 5.350%, 08/01/2054	144,500	0.1
10,000	Northrop Grumman Corp., 4.950%, 03/15/2053	8,798	0.0
138,000	Northrop Grumman Corp., 5.150%, 05/01/2040	126,152	0.1
170,000	Otis Worldwide Corp., 5.250%, 08/16/2028	167,221	0.2
121,000	Parker-Hannifin Corp., 4.250%, 09/15/2027	115,654	0.1

See Accompanying Notes to Financial Statements

28

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
172,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	$144,919	0.1
15,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	12,539	0.0
148,000	Raytheon Technologies Corp., 5.150%, 02/27/2033	140,223	0.1
170,000	Trane Technologies Financing Ltd., 5.250%, 03/03/2033	164,444	0.2
36,000	Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	33,338	0.0
47,000	Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	44,634	0.0
427,000	Trane Technologies Luxembourg Finance SA, 3.550%, 11/01/2024	416,746	0.4
38,000	Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	35,043	0.0
27,000	Union Pacific Corp., 3.375%, 02/01/2035	21,847	0.0
38,000	Union Pacific Corp., 3.600%, 09/15/2037	30,596	0.0
19,000	Union Pacific Corp., 3.750%, 02/05/2070	12,747	0.0
64,000	Union Pacific Corp., 3.799%, 10/01/2051	47,259	0.0
150,000	Union Pacific Corp., 3.839%, 03/20/2060	105,449	0.1
23,000	Union Pacific Corp., 3.875%, 02/01/2055	16,633	0.0
47,000	Union Pacific Corp., 3.950%, 08/15/2059	33,841	0.0
146,000	Union Pacific Corp., MTN, 3.550%, 08/15/2039	112,499	0.1
61,000 (1)	Veralto Corp., 5.450%, 09/18/2033	59,041	0.1
40,000	Waste Connections, Inc., 2.600%, 02/01/2030	33,624	0.0
76,000	Waste Management, Inc., 4.625%, 02/15/2030	72,638	0.1
59,000	Waste Management, Inc., 4.625%, 02/15/2033	54,995	0.1
250,000	Waste Management, Inc., 4.875%, 02/15/2034	236,741	0.2
54,000	WRKCo, Inc., 4.650%, 03/15/2026	52,346	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
199,000	Xylem, Inc., 3.250%, 11/01/2026	$185,522	0.2
		6,740,529	6.1
	Technology: 7.0%
517,000	Activision Blizzard, Inc., 2.500%, 09/15/2050	308,247	0.3
150,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	122,371	0.1
509,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	456,532	0.4
445,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	393,028	0.4
80,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	62,565	0.1
660,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	474,137	0.4
162,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	139,715	0.1
165,000	Concentrix Corp., 6.600%, 08/02/2028	159,322	0.1
1,040,000	Concentrix Corp., 6.850%, 08/02/2033	961,593	0.9
195,000	Fiserv, Inc., 3.500%, 07/01/2029	174,079	0.2
96,000	Fiserv, Inc., 5.450%, 03/02/2028	95,231	0.1
207,000	Fiserv, Inc., 5.625%, 08/21/2033	200,649	0.2
216,000	HP, Inc., 2.650%, 06/17/2031	168,899	0.2
309,000	Intel Corp., 2.800%, 08/12/2041	202,700	0.2
150,000	Intel Corp., 5.125%, 02/10/2030	147,269	0.1
23,000	Intel Corp., 5.200%, 02/10/2033	22,281	0.0
315,000	International Business Machines Corp., 3.500%, 05/15/2029	284,973	0.3
281,000	Intuit, Inc., 5.200%, 09/15/2033	273,781	0.3
504,000	Intuit, Inc., 5.500%, 09/15/2053	483,915	0.4
100,000	KLA Corp., 4.950%, 07/15/2052	87,892	0.1
98,000	KLA Corp., 5.250%, 07/15/2062	88,113	0.1
118,000	Marvell Technology, Inc., 5.750%, 02/15/2029	116,967	0.1
2,000	Microsoft Corp., 2.525%, 06/01/2050	1,219	0.0
181,000	Microsoft Corp., 2.921%, 03/17/2052	118,841	0.1
47,000	Microsoft Corp., 3.450%, 08/08/2036	39,669	0.0

See Accompanying Notes to Financial Statements

29

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
66,000	NVIDIA Corp., 3.500%, 04/01/2040	$52,005	0.0
43,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	27,969	0.0
138,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	83,603	0.1
163,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	149,500	0.1
114,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	104,714	0.1
170,000	Oracle Corp., 2.300%, 03/25/2028	147,368	0.1
141,000	Oracle Corp., 2.800%, 04/01/2027	128,080	0.1
26,000	Oracle Corp., 3.800%, 11/15/2037	19,848	0.0
109,000	Oracle Corp., 3.850%, 04/01/2060	69,371	0.1
86,000	Oracle Corp., 4.000%, 11/15/2047	60,489	0.1
155,000	Oracle Corp., 4.300%, 07/08/2034	133,384	0.1
101,000	Oracle Corp., 4.375%, 05/15/2055	72,879	0.1
122,000	Oracle Corp., 6.150%, 11/09/2029	123,910	0.1
106,000	Oracle Corp., 6.900%, 11/09/2052	109,301	0.1
243,000	QUALCOMM, Inc., 6.000%, 05/20/2053	246,719	0.2
21,000	Salesforce, Inc., 2.700%, 07/15/2041	14,236	0.0
230,000	Texas Instruments, Inc., 3.875%, 03/15/2039	190,218	0.2
62,000	Texas Instruments, Inc., 4.900%, 03/14/2033	60,005	0.1
128,000	Texas Instruments, Inc., 5.000%, 03/14/2053	116,096	0.1
180,000	Texas Instruments, Inc., 5.050%, 05/18/2063	159,781	0.1
		7,653,464	7.0
	Utilities: 12.8%
354,000	AES Corp., 2.450%, 01/15/2031	272,548	0.2
130,000	AES Corp., 5.450%, 06/01/2028	125,593	0.1
74,000	Alabama Power Co., 3.450%, 10/01/2049	49,417	0.0
95,000	Alabama Power Co., 3.750%, 03/01/2045	69,075	0.1
102,000	Alabama Power Co. A, 4.300%, 07/15/2048	78,662	0.1
202,000 (3)	Algonquin Power & Utilities Corp., 4.750%, 01/18/2082	164,887	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
75,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	$62,102	0.1
100,000 (3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	81,880	0.1
99,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	95,911	0.1
117,000	Appalachian Power Co., 3.400%, 06/01/2025	112,245	0.1
60,000	Appalachian Power Co. Y, 4.500%, 03/01/2049	45,718	0.0
124,000	Avangrid, Inc., 3.150%, 12/01/2024	119,601	0.1
89,000	Baltimore Gas and Electric Co., 5.400%, 06/01/2053	81,936	0.1
520,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	444,891	0.4
153,000	Commonwealth Edison Co., 5.900%, 03/15/2036	153,440	0.1
186,000	Connecticut Light and Power Co., 5.250%, 01/15/2053	170,232	0.2
64,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	64,225	0.1
227,000	Consumers Energy Co., 4.900%, 02/15/2029	222,080	0.2
79,000 (3)	Dominion Energy, Inc., 3.071%, 08/15/2024	76,934	0.1
138,000	Dominion Energy, Inc., 5.375%, 11/15/2032	131,906	0.1
42,000	DTE Electric Co., 5.400%, 04/01/2053	39,342	0.0
16,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	11,522	0.0
3,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,189	0.0
84,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	64,538	0.1
47,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	37,694	0.0
140,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	128,286	0.1
75,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	77,852	0.1
81,000	Duke Energy Corp., 3.150%, 08/15/2027	73,867	0.1
91,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	72,012	0.1

See Accompanying Notes to Financial Statements

30

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
80,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	$78,680	0.1
75,000	Duke Energy Indiana LLC YYY, 3.250%, 10/01/2049	47,802	0.0
125,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	87,085	0.1
128,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	98,878	0.1
54,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	52,197	0.0
36,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	34,038	0.0
66,000	Duke Energy Progress LLC, 4.000%, 04/01/2052	48,206	0.0
159,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	123,556	0.1
103,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	79,679	0.1
202,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	154,800	0.1
53,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	51,412	0.0
101,000	Duke Energy Progress LLC, 5.350%, 03/15/2053	92,064	0.1
19,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	10,617	0.0
88,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	56,440	0.1
24,000	Entergy Arkansas LLC, 4.000%, 06/01/2028	22,600	0.0
38,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	28,502	0.0
64,000	Entergy Arkansas LLC, 5.150%, 01/15/2033	61,511	0.1
125,000	Entergy Louisiana LLC, 0.620%, 11/17/2023	124,203	0.1
13,000	Entergy Louisiana LLC, 3.250%, 04/01/2028	11,809	0.0
75,000	Entergy Louisiana LLC, 5.590%, 10/01/2024	74,847	0.1
59,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	38,851	0.0
129,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	121,390	0.1
51,000	Entergy Texas, Inc., 5.800%, 09/01/2053	48,885	0.0
167,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	156,956	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
165,000	Eversource Energy, 2.900%, 03/01/2027	$150,786	0.1
88,000	Eversource Energy, 5.125%, 05/15/2033	81,920	0.1
125,000	Eversource Energy, 5.450%, 03/01/2028	123,642	0.1
307,000	Eversource Energy U, 1.400%, 08/15/2026	272,368	0.2
306,000	Exelon Corp., 4.950%, 06/15/2035	275,223	0.3
207,000	Exelon Corp., 5.150%, 03/15/2028	203,281	0.2
19,000	Florida Power & Light Co., 2.875%, 12/04/2051	11,530	0.0
84,000	Florida Power & Light Co., 4.625%, 05/15/2030	80,206	0.1
59,000	Florida Power & Light Co., 4.800%, 05/15/2033	55,826	0.0
85,000	Florida Power & Light Co., 5.400%, 09/01/2035	80,718	0.1
51,000	Florida Power & Light Co., 5.650%, 02/01/2037	50,230	0.0
86,000	Iberdrola International BV, 5.810%, 03/15/2025	86,042	0.1
181,000	Idaho Power Co., MTN, 5.800%, 04/01/2054	173,755	0.2
56,000	Indiana Michigan Power Co., 3.850%, 05/15/2028	52,591	0.0
182,000	Indiana Michigan Power Co., 5.625%, 04/01/2053	172,095	0.2
69,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	68,143	0.1
154,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	135,189	0.1
64,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	62,605	0.1
64,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	62,761	0.1
183,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	175,534	0.2
109,000 (1)	Metropolitan Edison Co., 5.200%, 04/01/2028	106,419	0.1
165,000	MidAmerican Energy Co., 4.250%, 05/01/2046	128,946	0.1

See Accompanying Notes to Financial Statements

31

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
242,000	MidAmerican Energy Co., 4.400%, 10/15/2044	$196,186	0.2
35,000	MidAmerican Energy Co., 4.800%, 09/15/2043	29,923	0.0
154,000	MidAmerican Energy Co., 5.850%, 09/15/2054	151,998	0.1
39,000	Mississippi Power Co., 4.750%, 10/15/2041	30,570	0.0
358,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	277,477	0.3
125,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	115,764	0.1
172,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	169,007	0.2
88,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	70,100	0.1
80,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	73,704	0.1
105,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	92,636	0.1
125,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	111,432	0.1
211,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	201,082	0.2
72,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	71,975	0.1
116,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.125%, 09/15/2053	117,870	0.1
64,000	Nevada Power Co., 6.000%, 03/15/2054	62,577	0.1
125,000 (1)	New York State Electric & Gas Corp., 2.150%, 10/01/2031	93,441	0.1
241,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	221,780	0.2
116,000 (1)	New York State Electric & Gas Corp., 5.850%, 08/15/2033	114,479	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
172,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	$152,411	0.1
176,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	164,349	0.1
157,000	NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	136,195	0.1
64,000	Oklahoma Gas and Electric Co., 5.400%, 01/15/2033	61,996	0.1
78,000	ONE Gas, Inc., 4.250%, 09/01/2032	70,408	0.1
78,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	62,060	0.1
119,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	80,715	0.1
138,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	98,794	0.1
84,000	Pacific Gas and Electric Co., 6.750%, 01/15/2053	78,848	0.1
222,000	PacifiCorp, 4.100%, 02/01/2042	162,305	0.1
206,000	PacifiCorp, 5.350%, 12/01/2053	171,452	0.2
111,000	PacifiCorp, 5.500%, 05/15/2054	94,401	0.1
80,000	PECO Energy Co., 2.850%, 09/15/2051	47,597	0.0
116,000	PECO Energy Co., 4.900%, 06/15/2033	110,466	0.1
133,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	121,762	0.1
32,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	28,908	0.0
148,000	Public Service Co. of Oklahoma J, 2.200%, 08/15/2031	114,623	0.1
134,000	Public Service Co. of Oklahoma K, 3.150%, 08/15/2051	81,233	0.1
189,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	184,786	0.2
151,000	Public Service Electric and Gas Co., 5.450%, 08/01/2053	144,224	0.1
26,000	Public Service Electric and Gas Co., MTN, 3.800%, 03/01/2046	19,313	0.0
197,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	152,914	0.1

See Accompanying Notes to Financial Statements

32

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
125,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	$125,830	0.1
367,000 (3)	Sempra Energy, 4.125%, 04/01/2052	297,475	0.3
135,000	Sempra Energy, 5.500%, 08/01/2033	129,296	0.1
303,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	229,877	0.2
27,000	Southern California Edison Co., 3.650%, 02/01/2050	18,277	0.0
92,000	Southern California Edison Co., 4.000%, 04/01/2047	66,668	0.1
126,000	Southern California Edison Co., 4.050%, 03/15/2042	94,661	0.1
328,000 (3)	Southern Co. B, 4.000%, 01/15/2051	304,214	0.3
86,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	81,282	0.1
68,000	Tucson Electric Power Co., 4.000%, 06/15/2050	48,557	0.0
40,000	Union Electric Co., 2.150%, 03/15/2032	30,708	0.0
42,000	Union Electric Co., 5.450%, 03/15/2053	38,828	0.0
119,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	108,484	0.1
99,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	93,107	0.1
262,000	Virginia Electric and Power Co. A, 3.800%, 04/01/2028	244,509	0.2
30,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	29,577	0.0
53,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	52,148	0.0
85,000	Wisconsin Power and Light Co., 3.000%, 07/01/2029	74,552	0.1
		14,055,214	12.8
	Total Corporate Bonds/ Notes
	(Cost $109,807,246)	103,661,737	94.6
U.S. TREASURY OBLIGATIONS: 3.2%
	United States Treasury Bonds: 0.4%
512,400	3.625%, 05/15/2053	424,371	0.4

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: 2.8%
1,804,400	3.875%, 08/15/2033	$1,705,158	1.6
193,000	4.125%, 08/31/2030	187,361	0.2
385,800	4.375%, 08/31/2028	382,002	0.3
401,000	4.500%, 09/30/2028	401,282	0.4
203,000	4.625%, 09/15/2026	202,017	0.2
149,000	5.000%, 08/31/2025	148,709	0.1
		3,026,529	2.8
	Total U.S. Treasury Obligations
	(Cost $3,453,794)	3,450,900	3.2
	Total Long-Term Investments
	(Cost $113,261,040)	107,112,637	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.7%
740,000 (4)	Bethesda Securities LLC, Repurchase Agreement dated 09/29/2023, 5.390%, due 10/02/2023 (Repurchase Amount $740,328, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $754,800, due 08/01/28-07/01/53)	740,000	0.7

See Accompanying Notes to Financial Statements

33

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
15,935 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 09/29/2023, 5.290%, due 10/02/2023 (Repurchase Amount $15,942, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.087%, Market Value plus accrued interest $16,254, due 08/05/25-05/20/72)	$15,935	0.0
	Total Repurchase Agreements
	(Cost $755,935)	755,935	0.7
	Total Short-Term Investments
	(Cost $755,935)	755,935	0.7
	Total Investments in Securities
	(Cost $114,016,975)	$107,868,572	98.5
	Assets in Excess of Other Liabilities	1,668,414	1.5
	Net Assets	$109,536,986	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:

TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

34

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$103,661,737	$—	$103,661,737
U.S. Treasury Obligations	—	3,450,900	—	3,450,900
Short-Term Investments	—	755,935	—	755,935
Total Investments, at fair value	$—	$107,868,572	$—	$107,868,572
Other Financial Instruments+
Futures	532,604	—	—	532,604
Total Assets	$532,604	$107,868,572	$—	$108,401,176
Liabilities Table
Other Financial Instruments+
Futures	$(120,392)	$—	$—	$(120,392)
Total Liabilities	$(120,392)	$—	$—	$(120,392)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.

Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.

OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	76	12/29/23	$15,406,031	$(36,490)
U.S. Treasury 5-Year Note	17	12/29/23	1,791,109	835
U.S. Treasury Ultra Long Bond	12	12/19/23	1,424,250	(83,902)
			$18,621,390	$(119,557)
Short Contracts:
U.S. Treasury 10-Year Note	(1)	12/19/23	(108,062)	2,935
U.S. Treasury Long Bond	(21)	12/19/23	(2,389,406)	124,229
U.S. Treasury Ultra 10-Year Note	(123)	12/19/23	(13,722,188)	404,605
			$(16,219,656)	$531,769

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$532,604
Total Asset Derivatives		$532,604
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$120,392
Total Liability Derivatives		$120,392

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

35

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$7,265	$7,265
Interest rate contracts	400,015	—	400,015
Total	$400,015	$7,265	$407,280

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$553,323
Total	$553,323

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $120,699,759.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$581,943
Gross Unrealized Depreciation	(11,011,396)
Net Unrealized Depreciation	$(10,429,453)

See Accompanying Notes to Financial Statements

36

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	163314 (0923)

Semi-Annual Report

September 30, 2023

Voya Securitized Credit Fund

■     Classes A, I, R6 and W

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Shareholder Expense Example	1
Statement of Assets and Liabilities	2
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Portfolio of Investments	17

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	April 1,	September 30,	Expense	September 30,	April 1,	September 30,	Expense	September 30,
	2023	2023	Ratio	2023*	2023	2023	Ratio	2023*

Class A	$1,000.00	$1,030.10	1.00%	$5.08	$1,000.00	$1,020.00	1.00%	$5.05
Class I	1,000.00	1,031.80	0.68	3.45	1,000.00	1,021.60	0.68	3.44
Class R6	1,000.00	1,031.80	0.68	3.45	1,000.00	1,021.60	0.68	3.44
Class W	1,000.00	1,031.40	0.75	3.81	1,000.00	1,021.25	0.75	3.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2023 (Unaudited)

ASSETS:
Investments in securities at fair value*	$628,794,630
Short-term investments at fair value†	22,932,799
Cash collateral for futures contracts	2,248,443
Foreign currencies at value‡	17,775
Receivables:
Investment securities sold	32,825
Fund shares sold	788,683
Dividends	30,240
Interest	3,343,844
Prepaid expenses	58,761
Reimbursement due from Investment Adviser	50,897
Other assets	14,623
Total assets	658,313,520

LIABILITIES:
Income distribution payable	679,948
Payable for fund shares redeemed	537,369
Variation margin payable on futures contracts	154,578
Payable for investment management fees	319,925
Payable for distribution and shareholder service fees	1,639
Payable to custodian due to bank overdraft	9,045
Payable to trustees under the deferred compensation plan (Note 6)	14,623
Payable for trustee fees	1,661
Other accrued expenses and liabilities	482,056
Total liabilities	2,200,844
NET ASSETS	$656,112,676

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$773,041,641
Total distributable loss	(116,928,965)
NET ASSETS	$656,112,676

* Cost of investments in securities	$707,673,752
† Cost of short-term investments	$22,938,749
‡ Cost of foreign currencies	$17,775

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2023 (Unaudited)(continued)

Class A
Net assets		$7,983,447
Shares authorized		unlimited
Par value		$0.001
Shares outstanding		887,764
Net asset value and redemption price per share†	$	$ 8.99
Maximum offering price per share (2.50%)(1)	$	$ 9.22
Class I
Net assets		$644,920,273
Shares authorized		unlimited
Par value		$0.001
Shares outstanding		71,579,875
Net asset value and redemption price per share		$9.01
Class R6
Net assets		$2,890,401
Shares authorized		unlimited
Par value		$0.001
Shares outstanding		320,827
Net asset value and redemption price per share		$9.01
Class W
Net assets		$318,555
Shares authorized		unlimited
Par value		$0.001
Shares outstanding		35,348
Net asset value and redemption price per share		$9.01

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the period ended September 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends	$257,990
Interest	16,341,616
Other	2,502
Total investment income	16,602,108
EXPENSES:
Investment management fees	1,993,045
Distribution and shareholder service fees:
Class A	10,191
Transfer agent fees:
Class A	6,562
Class I	268,527
Class R6	40
Class W	281
Shareholder reporting expense	22,875
Registration fees	45,354
Professional fees	41,175
Custody and accounting expense	154,550
Trustee fees	8,306
Miscellaneous expense	34,427
Total expenses	2,585,333
Waived and reimbursed fees	(300,110)
Net expenses	2,285,223
Net investment income	14,316,885
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(9,378,907)
Foreign currency related transactions	(18)
Futures	3,396,010
Net realized loss	(5,982,915)
Net change in unrealized appreciation on:
Investments	8,601,481
Futures	4,134,226
Net change in unrealized appreciation (depreciation)	12,735,707
Net realized and unrealized gain	6,752,792
Increase in net assets resulting from operations	$21,069,677

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS:
Net investment income	$14,316,885	$36,834,856
Net realized loss	(5,982,915)	(33,210,481)
Net change in unrealized appreciation (depreciation)	12,735,707	(43,951,285)
Increase (decrease) in net assets resulting from operations	21,069,677	(40,326,910)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(160,638)	(298,725)
Class I	(13,878,922)	(27,870,690)
Class P*	—	(9,914,618)
Class R6	(78,541)	(8,838)
Class W	(7,321)	(24,239)
Total distributions	(14,125,422)	(38,117,110)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	84,540,176	247,878,346
Reinvestment of distributions	10,297,406	25,929,061
	94,837,582	273,807,407
Cost of shares redeemed	(107,281,512)	(938,636,351)
Net decrease in net assets resulting from capital share transactions	(12,443,930)	(664,828,944)
Net decrease in net assets	(5,499,675)	(743,272,964)
NET ASSETS:
Beginning of year or period	661,612,351	1,404,885,315
End of year or period	$656,112,676	$661,612,351

*       Class P was fully redeemed on close of business March 3, 2023.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-23+	8.90	0.18•	0.09	0.27	0.18	—	—	0.18	—	8.99	3.01	1.10	1.00	1.00	3.99	7,983	12
03-31-23	9.51	0.27•	(0.59)	(0.32)	0.29	—	—	0.29	—	8.90	(3.35)	1.07	1.00	1.00	2.98	8,367	21
03-31-22	9.68	0.23•	(0.16)	0.07	0.24	—	—	0.24	—	9.51	0.73	1.07	1.00	1.00	2.37	11,621	57
03-31-21	8.79	0.25•	0.94	1.19	0.26	—	0.04	0.30	—	9.68	13.74	1.02	1.00	1.00	2.69	20,476	38
03-31-20	10.21	0.36•	(1.30)	(0.94)	0.39	0.01	0.08	0.48	—	8.79	(9.79)	0.97	0.96	0.96	3.46	56,238	30
03-31-19	10.22	0.44	0.02	0.46	0.45	0.01	0.01	0.47	—	10.21	4.66	1.02	1.00	1.00	4.29	84,096	29
Class I
09-30-23+	8.92	0.19•	0.09	0.28	0.19	—	—	0.19	—	9.01	3.18	0.77	0.68	0.68	4.31	644,920	12
03-31-23	9.53	0.30•	(0.59)	(0.29)	0.32	—	—	0.32	—	8.92	(3.03)	0.72	0.68	0.68	3.29	647,676	21
03-31-22	9.69	0.26•	(0.15)	0.11	0.27	—	—	0.27	—	9.53	1.16	0.69	0.68	0.68	2.64	1,075,715	57
03-31-21	8.80	0.27•	0.95	1.22	0.29	—	0.04	0.33	—	9.69	14.09	0.73	0.68	0.68	2.91	971,282	38
03-31-20	10.22	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.80	(9.49)	0.71	0.68	0.68	3.65	708,792	30
03-31-19	10.24	0.47	0.02	0.49	0.49	0.01	0.01	0.51	—	10.22	4.87	0.72	0.68	0.68	4.57	303,211	29
Class R6
09-30-23+	8.92	0.19•	0.09	0.28	0.19	—	—	0.19	—	9.01	3.18	0.69	0.68	0.68	4.29	2,890	12
03-31-23	9.53	(0.04)•	(0.25)	(0.29)	0.32	—	—	0.32	—	8.92	(3.02)	1.15	0.68	0.68	(0.53)	5,192	21
03-31-22	9.71	0.25•	(0.15)	0.10	0.28	—	—	0.28	—	9.53	0.96	0.64	0.64	0.64	2.56	3	57
07-31-20(4)- 03-31-21	9.36	0.18•	0.37	0.55	0.16	—	0.04	0.20	—	9.71	5.91	1.90	0.68	0.68	2.84	3	38
Class W
09-30-23+	8.92	0.19•	0.09	0.28	0.19	—	—	0.19	—	9.01	3.14	0.85	0.75	0.75	4.24	319	12
03-31-23	9.54	0.30•	(0.61)	(0.31)	0.31	—	—	0.31	—	8.92	(3.20)	0.82	0.75	0.75	3.23	378	21
03-31-22	9.70	0.26•	(0.15)	0.11	0.27	—	—	0.27	—	9.54	1.09	0.82	0.75	0.75	2.63	1,043	57
03-31-21	8.81	0.28•	0.94	1.22	0.29	—	0.04	0.33	—	9.70	14.00	0.77	0.75	0.75	2.98	3,487	38
03-31-20	10.23	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.81	(9.53)	0.72	0.71	0.71	3.57	11,198	30
03-31-19	10.25	0.47	0.01	0.48	0.48	0.01	0.01	0.50	—	10.23	4.80	0.77	0.75	0.75	4.54	1,984	29

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Securitized Credit Fund (“Securitized Credit”) or (the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund is maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

E. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2023, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2023, the Fund had an average notional value of $87,489,208 and $195,557,107 on futures contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investment for open futures contracts at September 30, 2023.

F. Distributions to Shareholders. The Fund records distributions to the shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/ or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$75,716,355	$92,611,916

U.S. government securities not included above were as follows:

Sales
$3,311,762

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

Fee
0.60% on the first $1.5 billion,
0.57% on the next $500 million and
0.55% on assets thereafter

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to the Fund. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund has a plan ( the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/ or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the period ended September 30, 2023, the Distributor did not retain any such amounts.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2023, there were no direct or indirect, wholly- owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2023, the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Fund did not pay any amounts for affiliated recordkeeping services.

The Fund may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended September 30, 2023, the Fund did not engage in such transactions.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class A	Class I	Class R6	Class W
1.00%	0.68%	0.68%	0.75%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

September 30,
2024	2025	2026	Total
$—	$41,249	$86,052	$127,301

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2023 are as follows:

	September 30,
	2024	2025	2026	Total
Class A	$8,669	$9,574	$6,501	$24,744
Class I	201,270	131,691	400,398	733,359
Class R6	21	19	1,077	1,117
Class W	1,425	680	327	2,432

The Expense Limitation Agreement is contractual through August 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the period ended September 30, 2023.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2023	7,391	—	13,673	(75,871)	—	(54,807)	66,273	—	148,968	(684,570)	—	(469,329)
3/31/2023	126,441	—	30,742	(438,513)	—	(281,330)	1,136,479	—	276,773	(3,996,410)	—	(2,583,158)
Class I
9/30/2023	9,328,271	—	924,271	(11,509,583)	—	(1,257,041)	84,463,228	—	10,069,619	(104,092,026)	—	(9,559,179)
3/31/2023	26,280,108	—	2,357,897	(68,857,125)	—	(40,219,120)	239,449,045	—	21,308,845	(628,975,441)	—	(368,217,551)
Class P*
9/30/2023	—	—	—	—	—	—	325	—	—	—	—	325
3/31/2023	141,685	—	478,240	(33,704,225)	—	(33,084,300)	1,288,178	—	4,331,019	(304,244,067)	—	(298,624,870)
Class R6
9/30/2023	1,112	—	7,507	(271,142)	—	(262,523)	10,000	—	78,541	(2,440,494)	—	(2,351,953)
3/31/2023	580,819	—	991	—	—	581,810	5,192,526	—	8,838	—	—	5,201,364
Class W
9/30/2023	39	—	25	(7,157)	—	(7,093)	350	—	278	(64,422)	—	(63,794)
3/31/2023	88,043	—	394	(155,305)	—	(66,868)	812,118	—	3,586	(1,420,433)	—	(604,729)

*   Class P was fully redeemed on close of business March 3, 2023.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The Fund did not engage in securities lending during the period ended September 30, 2023.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2023	March 31, 2022
Ordinary	Ordinary
Income	Income
$38,117,110	$42,371,408

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2023 were:

Undistributed	Unrealized					Total
Ordinary	Appreciation/	Capital Loss Carryforwards				Distributable
Income	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
$1,237,969	$(87,895,005)	$(19,947,232)	Short-term	None	$(620,051)	$(123,873,220)
		(16,648,901)	Long-term	None
$(36,596,133)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.

NOTE 13 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and in the future may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION (continued)

global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Fund's financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2023, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0324	November 1, 2023	Daily
Class I	$0.0349	November 1, 2023	Daily
Class R6	$0.0349	November 1, 2023	Daily
Class W	$0.0343	November 1, 2023	Daily

The Fund has evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 37.6%
1,803,038 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	$996,421	0.2
3,947,814 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	1,963,895	0.3
2,446,000 (1)(2)(3)	AREIT Trust 2019-CRE3 D, 8.097%, (TSFR1M + 2.764%), 09/14/2036	2,324,225	0.4
10,931,343 (3)(4)	Bank 2019-BN19 XA, 1.078%, 08/15/2061	456,350	0.1
1,537,474 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,085,737	0.2
3,969,478 (1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	2,358,404	0.4
7,060,000 (1)(3)(4)	BANK 2017-BNK4 XE, 1.640%, 05/15/2050	288,275	0.0
14,780,716 (1)(3)(4)	BANK 2017-BNK8 XE, 1.431%, 11/15/2050	644,118	0.1
9,363,500 (1)(3)(4)	BANK 2018-BN12 XD, 1.538%, 05/15/2061	519,046	0.1
36,773,880 (3)(4)	BANK 2020-BN27 XA, 1.265%, 04/15/2063	2,040,167	0.3
12,315,353 (3)(4)	BANK 2020-BN30 XA, 1.407%, 12/15/2053	795,175	0.1
10,307,285 (3)(4)	BANK 2021-BN31 XA, 1.425%, 02/15/2054	677,713	0.1
31,770,524 (3)(4)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.702%, 08/15/2052	1,998,528	0.3
103,000,000 (1)(3)(4)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	388,753	0.1
6,570,430 (3)(4)	BBCMS Trust 2021-C10 XA, 1.412%, 07/15/2054	430,991	0.1
8,000,000 (1)(3)(4)	Benchmark Mortgage Trust 2018-B4 XD, 1.750%, 07/15/2051	521,488	0.1
13,253,026 (1)(3)(4)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	757,589	0.1
47,884,746 (3)(4)	Benchmark Mortgage Trust 2018-B7 XA, 0.565%, 05/15/2053	927,987	0.1
13,377,858 (3)(4)	Benchmark Mortgage Trust 2019-B10 XA, 1.356%, 03/15/2062	617,495	0.1
10,418,134 (1)(3)(4)	Benchmark Mortgage Trust 2019-B14 XD, 1.399%, 12/15/2062	666,247	0.1
1,350,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	561,584	0.1
3,220,000 (1)(3)(4)	Benchmark Mortgage Trust 2019-B9 XD, 2.160%, 03/15/2052	273,658	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
12,487,207 (3)(4)	Benchmark Mortgage Trust 2020-B17 XA, 1.537%, 03/15/2053	$654,585	0.1
4,273,479 (1)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	3,728,123	0.6
15,763,089 (3)(4)	Benchmark Mortgage Trust 2020-B18 XA, 1.912%, 07/15/2053	1,061,736	0.2
7,207,111 (3)(4)	Benchmark Mortgage Trust 2020-B20 XA, 1.727%, 10/15/2053	485,151	0.1
11,116,367 (3)(4)	Benchmark Mortgage Trust 2020-B22 XA, 1.627%, 01/15/2054	886,976	0.1
12,832,173 (3)(4)	Benchmark Mortgage Trust 2021-B23 XA, 1.375%, 02/15/2054	789,511	0.1
24,033,274 (3)(4)	Benchmark Mortgage Trust 2021-B25 XA, 1.213%, 04/15/2054	1,351,325	0.2
4,936,451 (3)(4)	Benchmark Mortgage Trust 2021-B28 XA, 1.389%, 08/15/2054	323,720	0.0
4,598,445 (1)(5)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	3,030,491	0.5
2,341,154 (1)(5)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	1,464,625	0.2
5,887,827 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.453%, 05/25/2052	4,219,948	0.6
1,679,341 (1)(3)	BX Commercial Mortgage Trust 2019-IMC D, 7.346%, (TSFR1M + 2.014%), 04/15/2034	1,654,508	0.3
745,012 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 7.617%, (TSFR1M + 2.285%), 10/15/2036	713,628	0.1
1,397,704 (1)(3)	BX Commercial Mortgage Trust 2021-VOLT F, 7.847%, (TSFR1M + 2.514%), 09/15/2036	1,316,558	0.2
1,579,499 (1)(3)	BX Commercial Mortgage Trust 2021-XL2 D, 6.843%, (TSFR1M + 1.511%), 10/15/2038	1,534,589	0.2
500,000 (1)(3)	BX Trust 2022-VAMF F, 8.631%, (TSFR1M + 3.299%), 01/15/2039	469,296	0.1
2,250,000 (1)(3)	BX Trust 2023-DELC A, 8.022%, (TSFR1M + 2.690%), 05/15/2038	2,258,586	0.3

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,090,000 (1)(3)	BXSC Commercial Mortgage Trust 2022-WSS B, 7.425%, (TSFR1M + 2.092%), 03/15/2035	$3,060,718	0.5
1,250,000 (1)(3)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	617,069	0.1
12,311,518 (3)(4)	CD Mortgage Trust 2019-CD8 XA, 1.542%, 08/15/2057	719,833	0.1
1,963,774 (1)(3)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.751%, 03/11/2047	1,679,477	0.3
44,693,343 (1)(3)(4)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.586%, 03/11/2047	198,304	0.0
2,956,842 (1)(3)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.847%, 07/10/2049	1,978,459	0.3
1,404,692 (1)(3)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.847%, 07/10/2049	855,617	0.1
3,599,087 (1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	2,160,999	0.3
14,434,785 (1)(3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.400%, 09/15/2050	600,491	0.1
1,250,000 (1)(3)	Citigroup Commercial Mortgage Trust 2021-PRM2 A, 6.397%, (TSFR1M + 1.064%), 10/15/2038	1,223,368	0.2
4,000,000 (1)	Citigroup Commercial Mortgage Trust 2023-PRM3 C, 6.572%, 07/10/2028	3,815,477	0.6
1,000,000 (1)	Citigroup Commercial Mortgage Trust 2023-SMRT D, 6.048%, 10/12/2040	927,658	0.1
1,565,428 (1)(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.232%, 11/10/2051	1,005,430	0.2
982,991 (1)(3)	Cold Storage Trust 2020-ICE5 D, 7.547%, (TSFR1M + 2.214%), 11/15/2037	977,045	0.1
164,900 (3)(4)	COMM Mortgage Trust 2012-CR3 XA, 1.022%, 10/15/2045	228	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,271,910 (1)(3)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	$1,138,797	0.2
997,518 (1)(3)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 6.610%, (TSFR1M + 1.277%), 05/15/2036	993,376	0.1
16,406,000 (1)(3)(4)	CSAIL Commercial Mortgage Trust 2017-CX10 XE, 0.963%, 11/15/2050	538,086	0.1
1,000,000 (1)(3)	DBWF Mortgage Trust 2015-LCM D, 3.535%, 06/10/2034	786,895	0.1
13,565,494 (1)(3)(4)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.770%, 03/25/2038	708,845	0.1
17,172,284 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.970%, 11/25/2030	788,712	0.1
20,732,908 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.863%, 12/25/2030	867,698	0.1
3,377,205 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.636%, 02/25/2035	352,340	0.1
9,084,997 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.095%, 08/25/2036	699,854	0.1
15,401,996 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.230%, 05/25/2029	2,177,031	0.3
5,487,123 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.938%, 11/25/2030	248,265	0.0
3,378,024 (1)(5)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	2,527,043	0.4
49,691,369 (1)(4)	FREMF Mortgage Trust 2016-K57 X2A, 0.100%, 08/25/2049	102,190	0.0
12,250,292 (1)(4)	FREMF Mortgage Trust 2016-K57 X2B, 0.100%, 08/25/2049	29,872	0.0
449,682 (1)(5)	FREMF Mortgage Trust 2018-K156 C, 0.000%, 07/25/2036	186,256	0.0

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
29,231,551 (1)(4)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	$85,729	0.0
3,260,000 (1)(4)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	12,940	0.0
1,396,556 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	986,134	0.1
5,187,577 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	3,591,501	0.5
7,790,101 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	5,210,003	0.8
3,494,259 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 1E, 0.000%, 11/29/2050	2,043,326	0.3
3,494,259 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	2,377,946	0.4
5,604,792 (1)(5)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	3,701,574	0.6
4,725,636 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	3,537,070	0.5
6,944,491 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.021%, 11/27/2050	5,287,487	0.8
3,644,248 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	2,290,690	0.3
2,687,784 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	2,444,472	0.4
2,736,005 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	2,346,350	0.4
3,315,353 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	2,355,136	0.4
2,689,881 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	2,406,824	0.4
2,735,306 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	2,308,946	0.4
11,181,629 (1)(5)	GAM RE-REMIC Trust 2022-FRR3 DK89, 0.000%, 01/27/2052	5,244,956	0.8
4,952,763 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.420%, 09/27/2051	3,608,632	0.5
3,770,306 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	3,323,079	0.5

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,582,372 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	$3,990,498	0.6
3,727,676 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.030%, 09/27/2051	3,176,426	0.5
3,163,003 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	1,950,559	0.3
3,768,209 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	3,298,146	0.5
3,725,579 (1)(5)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	3,055,581	0.5
3,330,000 (1)(3)	Great Wolf Trust 2019-WOLF B, 6.780%, (TSFR1M + 1.448%), 12/15/2036	3,298,555	0.5
2,500,000 (1)(3)	GS Mortgage Securities Corp. II 2023-SHIP A, 4.466%, 09/10/2038	2,391,138	0.4
1,400,000 (1)(3)	GS Mortgage Securities Corp. Trust 2023-FUN C, 8.722%, (TSFR1M + 3.389%), 03/15/2028	1,381,859	0.2
3,233,372 (1)(3)(4)	GS Mortgage Securities Trust 2011-GC3 X, 0.291%, 03/10/2044	4	0.0
6,272,166 (3)(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.109%, 02/10/2052	274,288	0.0
1,516,508 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	796,664	0.1
14,319,424 (3)(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.211%, 07/10/2052	552,673	0.1
1,257,933 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	577,538	0.1
500,000 (1)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	194,074	0.0
4,100,000 (1)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.394%, 01/05/2034	4,013,876	0.6
929,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	568,035	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,360,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.990%, 12/05/2038	$761,165	0.1
29,317,168 (1)(3)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.611%, 11/15/2045	2,186	0.0
2,480,924 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.032%, 01/15/2047	2,036,646	0.3
434,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	219,820	0.0
46,979,000 (1)(3)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	240,551	0.0
34,428,000 (1)(3)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.511%, 01/15/2048	170,574	0.0
2,018,884 (1)(3)	LAQ Mortgage Trust 2023-LAQ D, 9.521%, (TSFR1M + 4.188%), 03/15/2036	2,021,760	0.3
9,085,074 (1)(3)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.760%, 03/10/2049	6,159,993	0.9
3,459,317 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.512%, 10/15/2048	1,925,474	0.3
1,500,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 A4, 3.753%, 12/15/2047	1,424,119	0.2
14,366,174 (3)(4)	Morgan Stanley Capital I 2017-HR2 XA, 0.993%, 12/15/2050	416,854	0.1
10,870,640 (1)(3)(4)	Morgan Stanley Capital I 2017-HR2 XD, 1.733%, 12/15/2050	609,834	0.1
1,111,174 (1)(3)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	542,819	0.1
28,032,118 (3)(4)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.440%, 07/15/2052	1,406,021	0.2
6,586,500 (1)(3)(4)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.539%, 07/15/2052	430,139	0.1
1,516,508 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	1,399,030	0.2

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,988,518 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	$5,789,511	0.9
11,237,538 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	9,089,109	1.4
9,525,351 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	7,793,399	1.2
12,070,440 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.290%, 03/01/2050	9,715,091	1.5
3,501,248 (1)(5)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	2,715,682	0.4
4,402,767 (1)(5)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	3,235,718	0.5
2,150,000 (1)(5)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	1,573,124	0.2
6,335,791 (5)	Series RR Trust 2014-1 E, 0.000%, 05/25/2047	6,008,483	0.9
2,320,000 (1)(3)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	2,034,426	0.3
1,500,000 (1)(3)	SMRT 2022-MINI D, 7.283%, (TSFR1M + 1.950%), 01/15/2039	1,440,378	0.2
14,815,018 (3)(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.689%, 04/15/2052	904,106	0.1
5,130,542 (3)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.155%, 12/15/2047	46,641	0.0
16,657,000 (1)(3)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.398%, 09/15/2058	352,406	0.1
16,657,000 (1)(3)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.398%, 09/15/2058	351,615	0.1
1,400,000	Wells Fargo Commercial Mortgage Trust 2016-C33 A4, 3.426%, 03/15/2059	1,309,929	0.2
7,605,000 (1)(3)(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	377,048	0.1
22,141,242 (3)(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.008%, 10/15/2050	590,433	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,398,807 (3)(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 1.083%, 06/15/2051	$413,238	0.1
14,255,943 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.653%, 08/15/2054	1,104,598	0.2
10,056,478 (1)(3)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.964%, 06/15/2046	5,003,098	0.8
3,596,292 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,249,699	0.5
2,000,000 (1)	WSTN Trust 2023-MAUI A, 6.518%, 07/05/2037	1,952,446	0.3
	Total Commercial Mortgage-Backed Securities
	(Cost $275,558,316)	246,702,507	37.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 33.0%
979,556 (1)(3)	Agate Bay Mortgage Trust 2015-1 B4, 3.656%, 01/25/2045	702,659	0.1
606,088 (1)(3)	Agate Bay Mortgage Trust 2015-3 B4, 3.537%, 04/25/2045	522,776	0.1
509,569 (1)(3)	Agate Bay Mortgage Trust 2015-4 B3, 3.501%, 06/25/2045	374,764	0.1
529,873 (1)(3)	Agate Bay Mortgage Trust 2016-1 B3, 3.657%, 12/25/2045	431,995	0.1
646,000 (1)(3)	Agate Bay Mortgage Trust 2016-1 B4, 3.657%, 12/25/2045	436,323	0.1
814,668 (1)(3)	Agate Bay Mortgage Trust 2016-2 B3, 3.759%, 03/25/2046	727,941	0.1
998,319 (1)(3)	Agate Bay Mortgage Trust 2016-2 B4, 3.759%, 03/25/2046	624,741	0.1
2,096,556 (3)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	1,819,556	0.3
1,048,278 (1)(3)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	928,427	0.1
284,134 (3)	Alternative Loan Trust 2004-32CB 2A2, 5.500%, (TSFR1M + 0.514%), 02/25/2035	258,335	0.0
446,114 (3)	Alternative Loan Trust 2004-J7 M1, 4.574%, (TSFR1M + 1.134%), 10/25/2034	442,229	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
246,463 (3)	Alternative Loan Trust 2005-31 1A1, 5.994%, (TSFR1M + 0.674%), 08/25/2035	$217,264	0.0
202,231	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	134,638	0.0
368,169 (3)	Alternative Loan Trust 2005-J2 1A12, 5.500%, (TSFR1M + 0.514%), 04/25/2035	282,289	0.1
259,889 (3)	Alternative Loan Trust 2006-19CB A12, 5.834%, (TSFR1M + 0.514%), 08/25/2036	125,291	0.0
596,993	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	268,188	0.0
367,920 (3)	Alternative Loan Trust 2007-18CB 1A7, 5.904%, (TSFR1M + 0.584%), 08/25/2037	124,227	0.0
875,232 (3)	Alternative Loan Trust 2007-OA4 A1, 5.774%, (TSFR1M + 0.454%), 05/25/2047	739,614	0.1
666,412 (1)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	606,165	0.1
1,339,583 (1)(3)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.486%, 11/25/2051	949,722	0.2
1,405,408 (1)(3)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.404%, 12/25/2051	967,204	0.2
1,714,598 (1)(3)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.390%, 10/25/2051	1,225,193	0.2
68,599 (3)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.917%, 01/25/2036	64,575	0.0
120,456 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.398%, 05/25/2035	113,138	0.0
210,964 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.216%, 09/25/2035	169,824	0.0
821,993 (3)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.698%, 11/25/2035	494,972	0.1
104,272 (3)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.214%, 09/25/2036	91,542	0.0

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
46,334 (3)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 4.961%, 02/25/2037	$44,492	0.0
208,363 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.861%, 11/25/2034	186,754	0.0
423,873	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	227,140	0.0
352,738	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	175,739	0.0
420,002 (1)(3)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	378,195	0.1
48,277 (1)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	44,536	0.0
244,060 (1)(3)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	210,604	0.0
1,235,275 (1)(3)	CIM Trust 2019-INV3 B1A, 4.689%, 08/25/2049	1,092,493	0.2
861,465 (1)(3)	CIM Trust 2019-J1 B3, 3.942%, 08/25/2049	717,660	0.1
500,000 (1)(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	421,144	0.1
928,978 (1)(3)	CIM Trust 2020-J1 B3, 3.443%, 07/25/2050	717,122	0.1
925,353 (1)(3)	CIM Trust 2020-J2 B2, 2.759%, 01/25/2051	669,018	0.1
1,226,356 (1)(3)	CIM Trust 2020-J2 B3, 2.759%, 01/25/2051	864,835	0.1
218,389 (3)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.442%, 03/25/2036	168,891	0.0
202,996 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.510%, 09/25/2037	178,776	0.0
558,026 (1)(3)	Citigroup Mortgage Loan Trust 2013-7 2A2, 4.306%, 08/25/2036	520,747	0.1
1,021,523 (1)(3)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.859%, 09/25/2051	689,853	0.1
379,709	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	371,568	0.1
128,280	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	109,515	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
845,380 (1)(3)	COLT Mortgage Loan Trust 2022-5 A1, 4.550%, 04/25/2067	$799,556	0.1
768,598 (1)(3)	Connecticut Avenue Securities Trust 2019-R05 1B1, 9.529%, (SOFR30A + 4.214%), 07/25/2039	794,882	0.1
651,613 (1)(3)	Connecticut Avenue Securities Trust 2020-R02 2M2, 7.429%, (SOFR30A + 2.114%), 01/25/2040	653,740	0.1
2,026,670 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.079%, (SOFR30A + 3.764%), 02/25/2040	2,114,578	0.3
2,445,981 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.465%, (SOFR30A + 3.150%), 12/25/2041	2,463,049	0.4
1,048,278 (1)(3)	Connecticut Avenue Securities Trust 2022-R02 2B1, 9.815%, (SOFR30A + 4.500%), 01/25/2042	1,074,915	0.2
154,092 (1)(3)	CSMC Trust 2013-IVR3 B3, 3.404%, 05/25/2043	142,675	0.0
201,747 (1)(3)	CSMC Trust 2013-IVR5 B3, 3.612%, 10/25/2043	187,862	0.0
289,548 (1)(3)	CSMC Trust 2014-IVR1 B3, 3.605%, 11/25/2043	266,425	0.0
253,827 (1)(3)	CSMC Trust 2014-IVR2 B3, 3.778%, 04/25/2044	237,754	0.0
368,205 (1)(3)	CSMC Trust 2014-IVR3 B3, 4.048%, 07/25/2044	341,538	0.1
559,857 (1)(3)	CSMC Trust 2019-AFC1 A3, 3.877%, 07/25/2049	509,105	0.1
1,000,000 (1)(3)	CSMC Trust 2021-AFC1 M1, 2.193%, 03/25/2056	487,149	0.1
1,397,704 (1)(3)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	915,006	0.1
299,128 (1)(3)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.052%, 06/27/2037	261,151	0.0
287,172 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1M2, 7.479%, (SOFR30A + 2.164%), 01/25/2040	288,350	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,397,704 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.429%, (SOFR30A + 3.114%), 01/25/2040	$1,400,709	0.2
698,852 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 8.615%, (SOFR30A + 3.300%), 11/25/2041	695,422	0.1
4,088,283 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 10.865%, (SOFR30A + 5.550%), 01/25/2043	4,378,454	0.7
746,470 (1)(3)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	706,233	0.1
881,480 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.009%, 04/25/2048	760,123	0.1
948,986 (1)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.181%, 07/25/2048	820,569	0.1
893,990 (1)(3)	Flagstar Mortgage Trust 2018-5 B3, 4.455%, 09/25/2048	764,656	0.1
892,077 (1)(3)	Flagstar Mortgage Trust 2018-6RR B1, 4.919%, 10/25/2048	810,258	0.1
293,763 (1)(3)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	252,429	0.0
3,660,515 (1)(3)	Flagstar Mortgage Trust 2019-1INV B2A, 4.541%, 10/25/2049	3,166,216	0.5
918,693 (1)(3)	Flagstar Mortgage Trust 2019-2 B2, 4.030%, 12/25/2049	777,994	0.1
3,260,279 (1)(3)	Flagstar Mortgage Trust 2020-1INV B2A, 4.209%, 03/25/2050	2,719,945	0.4
1,624,940 (1)(3)	Flagstar Mortgage Trust 2020-1INV B3, 4.209%, 03/25/2050	1,346,476	0.2
728,883 (1)(3)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 7.279%, (SOFR30A + 1.964%), 02/25/2050	730,425	0.1
606,538 (1)(3)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 8.115%, (SOFR30A + 2.800%), 10/25/2050	612,632	0.1
682,842 (1)(3)	Freddie Mac STACR REMIC Trust 2020-HQA2 M2, 8.529%, (SOFR30A + 3.214%), 03/25/2050	704,762	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
670,685 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 6.965%, (SOFR30A + 1.650%), 01/25/2034	$670,432	0.1
1,825,522 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 8.715%, (SOFR30A + 3.400%), 10/25/2041	1,849,501	0.3
2,096,556 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 8.965%, (SOFR30A + 3.650%), 11/25/2041	2,123,628	0.3
1,283,308 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 7.565%, (SOFR30A + 2.250%), 08/25/2033	1,277,593	0.2
3,494,259 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.065%, (SOFR30A + 3.750%), 12/25/2041	3,481,119	0.5
6,988,518 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.715%, (SOFR30A + 3.400%), 01/25/2042	7,010,252	1.1
6,604,150 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 10.065%, (SOFR30A + 4.750%), 02/25/2042	6,703,940	1.0
3,494,259 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 7.715%, (SOFR30A + 2.400%), 02/25/2042	3,518,638	0.5
3,843,685 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 9.065%, (SOFR30A + 3.750%), 02/25/2042	3,950,163	0.6
2,096,556 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 10.565%, (SOFR30A + 5.250%), 05/25/2042	2,222,975	0.3
1,028,701 (1)(3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 7.615%, (SOFR30A + 2.300%), 08/25/2033	1,037,696	0.2
444,792 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	412,438	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
40,514 (1)(3)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	$38,013	0.0
933,716 (1)(3)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	826,618	0.1
1,146,916 (1)(3)	GCAT Trust 2022-INV3 B1, 4.622%, 08/25/2052	971,316	0.2
2,319,595 (1)(3)	GCAT Trust 2023-NQM1 A2, 4.250%, 10/25/2057	2,011,928	0.3
147,153 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	126,691	0.0
250,160 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	213,587	0.0
588,640 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	506,791	0.1
1,450,245 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.631%, 05/25/2050	1,114,889	0.2
802,846 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.071%, 08/25/2049	645,185	0.1
68,161 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	62,192	0.0
902,430 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.378%, 11/25/2049	782,235	0.1
89,282 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	80,475	0.0
886,960 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.961%, 03/25/2050	763,517	0.1
2,348,707 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.961%, 03/25/2050	1,991,513	0.3
2,012,314 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.961%, 03/25/2050	1,690,988	0.3
1,218,456 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.650%, 08/25/2051	819,901	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
960,288 (1)(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.384%, 04/25/2052	$664,313	0.1
962,739 (1)(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.384%, 04/25/2052	650,418	0.1
2,945,724 (1)(3)	GS Mortgage-Backed Securities Trust 2022-PJ5 B3, 2.990%, 10/25/2052	2,050,817	0.3
2,133,183 (1)(3)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	1,645,807	0.3
91,888 (3)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.629%, 10/25/2035	50,852	0.0
172,556 (3)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.922%, 01/25/2036	157,774	0.0
626,597 (3)	HarborView Mortgage Loan Trust 2007-5 A1A, 5.632%, (TSFR1M + 0.304%), 09/19/2037	528,650	0.1
2,795,407 (1)(3)	Home RE Ltd. 2019-1 M2, 8.684%, (US0001M + 3.250%), 05/25/2029	2,852,748	0.4
1,692,725 (1)(3)	Hundred Acre Wood Trust 2021-INV3 B3, 3.323%, 12/25/2051	1,197,235	0.2
1,048,278 (1)(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	662,227	0.1
1,574,991 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.854%, (TSFR1M + 0.534%), 02/25/2046	1,140,543	0.2
37,809 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 A15, 3.979%, 08/25/2049	35,174	0.0
25,994 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.979%, 08/25/2049	24,202	0.0
910,269 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.426%, 08/25/2049	809,020	0.1
910,269 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.426%, 08/25/2049	798,043	0.1
635,237 (1)(3)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.611%, 06/25/2049	580,946	0.1
1,008,004 (1)(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.158%, 05/25/2052	649,978	0.1
1,143,917 (1)(3)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.092%, 07/25/2052	773,379	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,746,869 (1)(3)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.304%, 11/25/2052	$1,942,113	0.3
2,264,393 (1)(3)	J.P. Morgan Mortgage Trust 2023-2 A15B, 5.500%, 07/25/2053	2,105,553	0.3
1,833,750 (1)(3)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.773%, 07/25/2053	1,569,596	0.2
443,322	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	225,672	0.0
96,924 (3)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.041%, 05/25/2037	83,772	0.0
926,784	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	383,674	0.1
754,938 (1)(3)	JP Morgan Mortgage Trust 2014-1 B5, 3.687%, 01/25/2044	619,708	0.1
786,000 (1)(3)	JP Morgan Mortgage Trust 2014-5 B4, 2.758%, 10/25/2029	647,062	0.1
1,264,067 (1)(3)	JP Morgan Mortgage Trust 2015-4 B4, 3.539%, 06/25/2045	787,024	0.1
1,000,000 (1)(3)	JP Morgan Mortgage Trust 2016-1 B4, 3.801%, 05/25/2046	676,633	0.1
2,227,847 (1)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.449%, 01/25/2047	1,808,458	0.3
791,791 (1)(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.756%, 08/25/2047	688,921	0.1
894,005 (1)(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.863%, 11/25/2048	772,070	0.1
902,955 (1)(3)	JP Morgan Mortgage Trust 2017-6 B4, 3.777%, 12/25/2048	746,785	0.1
981,515 (1)(3)	JP Morgan Mortgage Trust 2018-3 B2, 3.711%, 09/25/2048	829,014	0.1
1,390,732 (1)(3)	JP Morgan Mortgage Trust 2018-3 B3, 3.711%, 09/25/2048	1,145,036	0.2
959,778 (1)(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.714%, 10/25/2048	813,991	0.1
1,402,461 (1)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.714%, 10/25/2048	1,182,724	0.2
272,487 (1)(3)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	232,251	0.0
1,242,472 (1)(3)	JP Morgan Mortgage Trust 2018-8 B1, 4.042%, 01/25/2049	1,081,654	0.2

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
888,938 (1)(3)	JP Morgan Mortgage Trust 2018-8 B2, 4.042%, 01/25/2049	$765,393	0.1
893,068 (1)(3)	JP Morgan Mortgage Trust 2018-9 B2, 4.264%, 02/25/2049	769,459	0.1
894,894 (1)(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.264%, 02/25/2049	755,580	0.1
92,872 (1)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	83,792	0.0
1,321,293 (1)(3)	JP Morgan Mortgage Trust 2019-5 B2, 4.457%, 11/25/2049	1,175,506	0.2
919,519 (1)(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.226%, 12/25/2049	808,753	0.1
1,285,215 (1)(3)	JP Morgan Mortgage Trust 2019-6 B2, 4.226%, 12/25/2049	1,117,554	0.2
378,552 (1)(3)	JP Morgan Mortgage Trust 2019-7 A15, 3.473%, 02/25/2050	324,388	0.1
1,898,097 (1)(3)	JP Morgan Mortgage Trust 2019-7 B3A, 3.219%, 02/25/2050	1,491,063	0.2
356,657 (1)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	303,848	0.1
1,916,125 (1)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.408%, 03/25/2050	1,538,575	0.2
1,668,636 (1)(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.398%, 05/25/2050	1,348,733	0.2
2,052,958 (1)(3)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.737%, 10/25/2049	1,912,851	0.3
1,113,887 (1)(3)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.932%, 10/25/2049	997,727	0.2
391,897 (1)(3)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	342,306	0.1
169,822 (1)(3)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	149,703	0.0
2,277,191 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.352%, 05/25/2050	1,895,715	0.3
1,289,287 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.676%, 12/25/2049	1,176,979	0.2
1,289,287 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.676%, 12/25/2049	1,170,752	0.2
9,468 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	9,125	0.0

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
38,479 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	$37,054	0.0
933,934 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.357%, 03/25/2050	811,438	0.1
1,631,704 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.357%, 03/25/2050	1,390,257	0.2
966,823 (1)(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.844%, 08/25/2050	784,961	0.1
1,007,670 (1)(3)	JP Morgan Mortgage Trust 2020-4 B1, 3.647%, 11/25/2050	823,882	0.1
1,624,083 (1)(3)	JP Morgan Mortgage Trust 2020-5 B1, 3.578%, 12/25/2050	1,325,521	0.2
967,337 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.504%, 03/25/2051	751,486	0.1
69,910 (1)(3)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	67,017	0.0
1,071,932 (1)(3)	JP Morgan Mortgage Trust 2021-10 B2, 2.808%, 12/25/2051	770,939	0.1
849,983 (1)(3)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	627,638	0.1
817,526 (1)(3)	JP Morgan Trust 2015-1 B3, 6.565%, 12/25/2044	775,254	0.1
414,138 (1)(3)	JP Morgan Trust 2015-3 B3, 3.593%, 05/25/2045	361,188	0.1
866,534 (1)(3)	JP Morgan Trust 2015-3 B4, 3.593%, 05/25/2045	562,237	0.1
51,277 (3)	Lehman XS Trust Series 2005-5N 3A1B, 5.626%, (12MTA + 1.000%), 11/25/2035	50,423	0.0
1,319,714 (1)(3)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.320%, 10/25/2048	1,153,538	0.2
947,122 (1)(3)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.907%, 07/01/2051	665,925	0.1
1,687,980 (1)(3)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.321%, 03/25/2052	1,152,156	0.2
324,283 (1)(3)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	289,074	0.1
700,000 (1)(3)	MFA Trust 2021-INV1 M1, 2.288%, 01/25/2056	514,551	0.1
2,438,294 (1)(3)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,653,496	0.3

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
900,000 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	$816,178	0.1
1,257,933 (1)(3)	Mill City Mortgage Trust 2015-2 B2, 3.704%, 09/25/2057	1,069,096	0.2
117,405	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	69,454	0.0
900,000 (3)	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 7.234%, (TSFR1M + 1.914%), 09/25/2035	874,597	0.1
1,164,736 (1)(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	1,068,198	0.2
2,655,637 (1)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 8.665%, (SOFR30A + 3.350%), 04/25/2034	2,671,266	0.4
31,124 (1)(3)	OBX Trust 2019-EXP1 1A3, 4.000%, 01/25/2059	29,657	0.0
139,882 (1)(3)	OBX Trust 2019-EXP3 1A9, 3.500%, 10/25/2059	122,267	0.0
130,069 (1)(3)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	116,587	0.0
276,799 (1)(3)	OBX Trust 2020-EXP3 1A9, 3.000%, 01/25/2060	231,502	0.0
317,795 (1)(3)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	270,812	0.0
972,926 (1)(3)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	715,998	0.1
2,598,857 (1)(3)	Oceanview Mortgage Trust 2021-5 B3, 2.974%, 10/25/2051	1,740,996	0.3
1,101,216 (1)(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.250%, 02/25/2050	825,555	0.1
22,268 (1)(3)	PSMC Trust 2019-2 A1, 3.500%, 10/25/2049	21,876	0.0
207,141 (1)(3)	PSMC Trust 2019-3 A12, 3.500%, 11/25/2049	193,914	0.0
2,026,670 (1)(3)	Radnor RE Ltd. 2021-1 M1C, 8.015%, (SOFR30A + 2.700%), 12/27/2033	2,057,127	0.3
110,380 (1)(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	93,722	0.0

See Accompanying Notes to Financial Statements

26

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
891,664 (1)(3)	RCKT Mortgage Trust 2019-1 B1A, 3.838%, 09/25/2049	$755,949	0.1
911,356 (1)(3)	RCKT Mortgage Trust 2019-1 B2A, 3.838%, 09/25/2049	767,860	0.1
1,306,046 (1)(3)	RCKT Mortgage Trust 2020-1 B2A, 3.474%, 02/25/2050	1,054,247	0.2
255,052 (1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	233,630	0.0
272,951 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.726%, 07/25/2045	184,055	0.0
1,232,302 (1)(3)	Sequoia Mortgage Trust 2017-2 B2, 3.558%, 02/25/2047	1,065,315	0.2
1,719,171 (1)(3)	Sequoia Mortgage Trust 2017-5 B3, 3.779%, 08/25/2047	1,444,642	0.2
827,486 (1)(3)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.518%, 08/25/2047	751,374	0.1
922,924 (1)(3)	Sequoia Mortgage Trust 2019-2 B3, 4.261%, 06/25/2049	781,576	0.1
343,182 (1)(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	295,500	0.1
451,760 (1)(3)	Sequoia Mortgage Trust 2019-5 B2, 3.717%, 12/25/2049	379,224	0.1
451,760 (1)(3)	Sequoia Mortgage Trust 2019-5 B3, 3.717%, 12/25/2049	376,915	0.1
538,510 (1)(3)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.874%, 03/25/2049	513,042	0.1
1,125,070 (1)(3)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,049,384	0.2
689,178 (1)(3)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	627,565	0.1
1,968,946 (1)(3)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.503%, 09/25/2049	1,747,537	0.3
1,159,455 (1)(3)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.503%, 09/25/2049	1,054,890	0.2
930,388 (1)(3)	Sequoia Mortgage Trust 2020-2 B2, 3.637%, 03/25/2050	747,521	0.1
1,624,490 (1)(3)	Sequoia Mortgage Trust 2020-2 B3, 3.637%, 03/25/2050	1,264,454	0.2
1,307,033 (1)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.324%, 04/25/2050	996,748	0.2

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,693,857 (1)(3)	Sequoia Mortgage Trust 2021-7 B3, 2.865%, 11/25/2051	$1,178,654	0.2
1,398,552 (1)(3)	Sequoia Mortgage Trust 2023-1 B2, 5.146%, 01/25/2053	1,206,243	0.2
884,120 (1)(3)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.646%, 10/25/2047	766,152	0.1
779,068 (1)(3)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	669,661	0.1
2,096,556 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	1,714,380	0.3
1,397,704 (1)(3)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,173,890	0.2
1,747,130 (1)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	1,404,511	0.2
51,422 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 3A1, 5.523%, 03/25/2035	46,539	0.0
2,592,928 (1)(3)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	593,360	0.1
768,737 (1)(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.527%, 11/25/2057	725,441	0.1
1,008,842 (1)(3)	UWM Mortgage Trust 2021-INV4 B3, 3.227%, 12/25/2051	672,804	0.1
3,297,449 (1)(3)	UWM Mortgage Trust 2021-INV5 B3, 3.239%, 01/25/2052	2,214,093	0.3
721,931 (1)(3)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	601,910	0.1
431,335 (1)(3)	Verus Securitization Trust 2021-6 A1, 1.630%, 10/25/2066	347,287	0.1
82,904 (3)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 5.035%, 10/20/2035	79,340	0.0
107,554 (3)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A2, 5.035%, 10/20/2035	102,929	0.0
239,923 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 3.907%, 12/25/2036	210,429	0.0

See Accompanying Notes to Financial Statements

27

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
348,125 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 5.008%, 07/25/2034	$323,620	0.1
277,802 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 5.056%, 06/25/2034	259,702	0.0
211,297 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 6.414%, (TSFR1M + 1.094%), 10/25/2045	196,061	0.0
198,276 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR16 1A1, 3.903%, 12/25/2035	176,800	0.0
201,544 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR14 1A3, 3.347%, 11/25/2036	171,404	0.0
641,177 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 1A1, 3.527%, 12/25/2036	552,525	0.1
298,599 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 2A3, 3.444%, 12/25/2036	256,366	0.0
196,183 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2007-HY1 2A3, 3.678%, 02/25/2037	174,176	0.0
350,343 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2007-HY1 3A2, 3.705%, 02/25/2037	290,518	0.1
302,512	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-10 2A9, 6.000%, 11/25/2035	261,799	0.0
89,548	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-7 1A4, 5.500%, 09/25/2035	75,725	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
358,641	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	$308,904	0.1
468,844 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 5.664%, (TSFR1M + 0.574%), 01/25/2047	424,061	0.1
91,017	Wells Fargo Alternative Loan Trust 2007-PA3 3A1, 6.250%, 07/25/2037	75,251	0.0
443,067 (1)(3)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.660%, 07/25/2047	359,979	0.1
49,708 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 4.770%, 04/25/2036	46,369	0.0
348,751 (3)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 4.782%, 12/28/2037	300,457	0.1
174,011 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2019-3 A17, 3.500%, 07/25/2049	150,123	0.0
1,383,690 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.370%, 12/25/2049	1,082,561	0.2
1,009,948 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.161%, 07/25/2050	802,402	0.1
1,215,342 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.707%, 12/25/2050	768,837	0.1
	Total Collateralized Mortgage Obligations (Cost $251,525,356)	216,887,093	33.0
ASSET-BACKED SECURITIES: 25.2%
	Automobile Asset-Backed Securities: 0.8%
1,258,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,246,458	0.2
2,341,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,302,530	0.4

See Accompanying Notes to Financial Statements

28

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
1,642,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	$1,570,428	0.2
		5,119,416	0.8
	Home Equity Asset-Backed Securities: 0.4%
596,891 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	456,781	0.1
658,791 (3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	503,686	0.1
2,362,099 (3)	GSAA Home Equity Trust 2006-14 A3A, 5.934%, (TSFR1M + 0.614%), 09/25/2036	757,674	0.1
912,094 (3)	GSAA Home Equity Trust 2007-1 1A1, 5.594%, (TSFR1M + 0.274%), 02/25/2037	262,370	0.0
301,184 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	294,664	0.0
391,220 (3)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	351,692	0.1
		2,626,867	0.4
	Other Asset-Backed Securities: 20.8%
1,029,751 (1)(2)(3)(4)	American Homes 4 Rent Trust 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
4,480,000 (1)(3)	AMMC CLO XI Ltd. 2012-11A CR2, 7.531%, (TSFR3M + 2.162%), 04/30/2031	4,363,399	0.7
1,350,000 (1)(3)	Apidos CLO XV 2013-15A CRR, 7.438%, (TSFR3M + 2.112%), 04/20/2031	1,324,737	0.2
2,650,000 (1)(3)	Apidos CLO XXIV 2016-24A BRR, 7.638%, (TSFR3M + 2.312%), 10/20/2030	2,630,488	0.4
761,310 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	710,350	0.1
494,822 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	458,423	0.1
4,053,000 (1)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	3,250,769	0.5

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,932,240 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	$1,718,300	0.3
3,958,500 (1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	3,522,725	0.5
3,562,650 (1)	Barings CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	3,243,444	0.5
128,175 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 5.011%, 10/25/2036	126,198	0.0
2,968,875 (1)(3)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.458%, (TSFR3M + 2.150%), 04/15/2035	2,830,784	0.4
3,166,775 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	2,904,384	0.4
4,150,000 (1)(3)	Carlyle US CLO Ltd. 2023-3A B, 7.943%, (TSFR3M + 2.600%), 10/15/2036	4,157,665	0.6
2,600,000 (1)(3)	Cedar Funding V CLO Ltd. 2016-5A CR, 7.670%, (TSFR3M + 2.362%), 07/17/2031	2,535,840	0.4
1,817,923 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,555,200	0.2
3,487,875 (1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	2,698,285	0.4
964,883 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	918,283	0.1
1,284,923 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	1,196,268	0.2
909,995 (1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	789,576	0.1
1,422,253 (1)	Driven Brands Funding LLC 2022-1A A2, 7.393%, 10/20/2052	1,444,722	0.2
3,750,000 (1)(3)	Dryden 36 Senior Loan Fund 2014-36A BR3, 7.020%, (TSFR3M + 1.712%), 04/15/2029	3,727,976	0.6
1,032,280 (1)	Five Guys Funding LLC 2017-1A A2, 4.600%, 07/25/2047	1,015,955	0.2
2,850,000 (1)(3)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.420%, (TSFR3M + 2.112%), 10/15/2030	2,815,877	0.4

See Accompanying Notes to Financial Statements

29

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,312,650 (1)(3)	Galaxy XXIII CLO Ltd. 2017-23A DR, 9.007%, (TSFR3M + 3.662%), 04/24/2029	$4,277,670	0.7
1,560,210 (1)(2)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	1,450,668	0.2
336,428 (1)(3)	HGI CRE CLO Ltd. 2021-FL2 A, 6.445%, (TSFR1M + 1.114%), 09/17/2036	331,009	0.1
1,000,000 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 7.013%, (SOFR30A + 1.700%), 04/20/2037	995,292	0.2
4,450,000 (1)(3)	Invesco US CLO Ltd. 2023-3A B, 8.069%, (TSFR3M + 2.650%), 07/15/2036	4,457,979	0.7
596,762 (1)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	492,556	0.1
698,825 (1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	586,065	0.1
784,025 (1)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	642,333	0.1
1,185,692 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	860,704	0.1
2,458,351 (1)	Marlette Funding Trust 2023-1A A, 6.070%, 04/15/2033	2,454,180	0.4
5,200,000 (1)	Marlette Funding Trust 2023-3A B, 6.710%, 09/15/2033	5,194,392	0.8
987,504 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	825,896	0.1
651,530 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	586,584	0.1
893,984 (1)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	796,947	0.1
488,749 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	426,680	0.1
830,138 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	709,546	0.1
886,889 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	672,048	0.1
643,338 (1)	Mosaic Solar Loan Trust 2023-1A B, 6.920%, 06/20/2053	613,867	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
616,001 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	$552,325	0.1
3,135,000 (1)(3)	Oaktree CLO Ltd. 2019-4A CR, 7.838%, (TSFR3M + 2.512%), 10/20/2032	3,044,580	0.5
500,000 (1)(3)	Palmer Square CLO Ltd. 2018-2A B, 7.470%, (TSFR3M + 2.162%), 07/16/2031	492,103	0.1
2,474,063 (1)(3)	Palmer Square Loan Funding Ltd. 2021-2A D, 10.641%, (TSFR3M + 5.262%), 05/20/2029	2,385,111	0.4
3,400,000 (1)(3)	Parallel Ltd. 2023-1A B, 8.759%, (TSFR3M + 3.500%), 07/20/2036	3,409,251	0.5
1,000,000 (1)	PFS Financing Corp. 2023-A A, 5.800%, 03/15/2028	999,490	0.2
63,587 (1)(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.521%, 01/25/2036	62,053	0.0
950,000 (1)	SoFi Consumer Loan Program Trust 2021-1 D, 2.040%, 09/25/2030	892,645	0.1
815,955 (1)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	814,113	0.1
3,562,650 (1)(3)	Sound Point CLO XIV Ltd. 2016-3A DR, 9.257%, (TSFR3M + 3.912%), 01/23/2029	3,536,849	0.5
103,061 (3)	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 5.774%, (TSFR1M + 0.454%), 12/25/2036	100,245	0.0
824,784 (1)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	751,526	0.1
1,291,791 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	1,126,822	0.2
5,166,939 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	4,162,940	0.6
996,346 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	887,815	0.1
979,074 (1)	Sunnova Helios XI Issuer LLC 2023-A B, 5.600%, 05/20/2050	911,225	0.1
1,773,513 (1)	Sunnova Helios XII Issuer LLC 2023-B C, 6.000%, 08/22/2050	1,542,722	0.2

See Accompanying Notes to Financial Statements

30

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,585,510 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	$2,035,527	0.3
2,276,785 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	1,982,200	0.3
2,190,191 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	2,032,744	0.3
4,537,340 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	3,956,416	0.6
1,011,406 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	886,391	0.1
3,958,500 (1)(3)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.070%, (TSFR3M + 2.762%), 04/15/2035	3,828,899	0.6
1,269,536 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	1,053,089	0.2
1,712,000 (1)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	1,609,013	0.2
1,651,388 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	1,369,086	0.2
371,223 (1)	Upstart Securitization Trust 2021-5 A, 1.310%, 11/20/2031	365,615	0.1
1,266,720 (1)(3)	Venture 33 CLO Ltd. 2018-33A CR, 7.850%, (TSFR3M + 2.542%), 07/15/2031	1,266,410	0.2
4,285,076 (1)(3)	Venture XXI CLO Ltd. 2015-21A DR, 8.370%, (TSFR3M + 3.062%), 07/15/2027	4,298,038	0.7
1,490,307 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	1,170,438	0.2
1,583,400 (1)(3)	Wind River CLO Ltd. 2014-1A CRR, 7.522%, (TSFR3M + 2.212%), 07/18/2031	1,566,087	0.2
3,973,266 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	3,450,758	0.5
4,485,930 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	3,739,955	0.6
		136,596,545	20.8
	Student Loan Asset-Backed Securities: 3.2%
129,376 (1)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	113,039	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
307,032 (1)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	$269,985	0.1
219,054 (1)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	193,620	0.0
85,953 (1)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	69,588	0.0
19,186 (1)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	15,319	0.0
507,016 (1)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	426,879	0.1
466,679 (1)(3)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	460,324	0.1
118,155 (1)	ELFI Graduate Loan Program LLC 2018-A B, 4.000%, 08/25/2042	104,396	0.0
537,481 (1)(3)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	425,426	0.1
464,225 (1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	434,438	0.1
725,688 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	662,035	0.1
251,764 (1)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	228,031	0.0
850,000 (1)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	522,766	0.1
1,833,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,543,106	0.2
1,000,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	916,452	0.1
1,226,141 (1)	SMB Private Education Loan Trust 2023-A A1A, 5.380%, 01/15/2053	1,198,224	0.2
874,000 (1)(3)	Sofi Professional Loan Program LLC 2017-C C, 4.210%, 07/25/2040	760,450	0.1
1,066,000 (1)(3)	SoFi Professional Loan Program LLC 2017-A C, 4.430%, 03/26/2040	969,138	0.2
874,000 (1)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	775,339	0.1

See Accompanying Notes to Financial Statements

31

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,000,000 (1)	SoFi Professional Loan Program LLC 2017-E C, 4.160%, 11/26/2040	$896,829	0.1
2,795,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	2,470,884	0.4
1,398,000 (1)	Sofi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	1,232,955	0.2
1,468,000 (1)	Sofi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	1,289,443	0.2
3,529,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	2,648,037	0.4
2,865,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	2,235,499	0.3
		20,862,202	3.2
	Total Asset-Backed Securities (Cost $180,590,080)	165,205,030	25.2
	Total Long-Term Investments (Cost $707,673,752)	628,794,630	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Commercial Paper: 3.1%
4,500,000	Autozone, Inc., 8.080%, 10/02/2023	4,498,009	0.7
2,500,000	Berkshire Hathaway, Inc., 7.340%, 10/03/2023	2,498,493	0.4
4,000,000	Duke Energy Co., 6.880%, 10/04/2023	3,996,985	0.6
4,200,000	Entergy Corp., 6.570%, 10/05/2023	4,196,220	0.6
4,900,000	HP, Inc., 6.040%, 10/11/2023	4,891,092	0.8
	Total Commercial Paper (Cost $20,086,749)	20,080,799	3.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
2,852,000 (6)	Morgan Stanley Institutional Liquidity Funds -Government Portfolio (Institutional Share Class), 5.270% (Cost $2,852,000)	$2,852,000	0.4
	Total Short-Term Investments (Cost $22,938,749)	$22,932,799	3.5
	Total Investments in Securities
	(Cost $730,612,501)	$651,727,429	99.3
	Assets in Excess of Other Liabilities	4,385,247	0.7
	Net Assets	$656,112,676	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	Rate shown is the 7-day yield as of September 30, 2023.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

32

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements ^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities	$—	$244,378,282	$2,324,225	$246,702,507
Collateralized Mortgage Obligations	—	216,887,093	—	216,887,093
Asset-Backed Securities	—	163,754,362	1,450,668	165,205,030
Short-Term Investments	2,852,000	20,080,799	—	22,932,799
Total Investments, at fair value	$2,852,000	$645,100,536	$3,774,893	$651,727,429
Other Financial Instruments+
Futures	1,728,836	—	—	1,728,836
Total Assets	$4,580,836	$645,100,536	$3,774,893	$653,456,265
Liabilities Table
Other Financial Instruments+
Futures	$(692,127)	$—	$—	$(692,127)
Total Liabilities	$(692,127)	$—	$—	$(692,127)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya Securitized Credit Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	430	12/29/23	$87,165,703	$(212,474)
U.S. Treasury Ultra Long Bond	55	12/19/23	6,527,813	(479,653)
			$93,693,516	$(692,127)
Short Contracts:
U.S. Treasury 5-Year Note	(1,002)	12/29/23	(105,570,094)	906,097
U.S. Treasury 10-Year Note	(85)	12/19/23	(9,185,312)	174,076
U.S. Treasury Long Bond	(1)	12/19/23	(113,781)	5,926
U.S. Treasury Ultra 10-Year Note	(191)	12/19/23	(21,308,438)	642,737
			$(136,177,625)	$1,728,836

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts *	$1,728,836
Total Asset Derivatives		$1,728,836
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts *	$692,127
Total Liability Derivatives		$692,127

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

33

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$3,396,010
Total	$3,396,010

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$4,134,226
Total	$4,134,226

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $684,402,618.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,038,293
Gross Unrealized Depreciation	(80,197,591)
Net Unrealized Depreciation	$(75,159,298)

See Accompanying Notes to Financial Statements

34

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	166107 (0923)

Semi-Annual Report

September 30, 2023

■	Voya VACS Series EMCD Fund

■	Voya VACS Series EMHCD Fund

■	Voya VACS Series HYB Fund

■	Voya VACS Series SC Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Shareholder Expense Examples	1
Statements of Assets and Liabilities	2
Statements of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	6
Notes to Financial Statements	7
Portfolios of Investments	18

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

[This Page Intentionally Left Blank]

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual Fund Return				Hypothetical (5% return before expenses)
		Ending		Expenses		Ending		Expenses
	Beginning	Account		Paid	Beginning	Account		Paid
	Account	Value		During the	Account	Value		During the
	Value	September	Annualized	Period Ended	Value	September	Annualized	Period Ended
	April 1,	30,	Expense	September 30,	April 1,	30,	Expense	September 30,
	2023	2023	Ratio	2023*	2023	2023	Ratio	2023*
Voya VACS Series EMCD Fund	$1,000.00	$1,019.80	0.11%	$0.56	$1,000.00	$1,024.45	0.11%	$0.56
Voya VACS Series EMHCD Fund	1,000.00	1,007.70	0.09%	0.45	1,000.00	1,024.55	0.09%	0.46
Voya VACS Series HYB Fund	1,000.00	1,018.30	0.08%	0.40	1,000.00	1,024.60	0.08%	0.40
Voya VACS Series SC Fund	1,000.00	1,036.40	0.05%	0.25	1,000.00	1,024.75	0.05%	0.25

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2023 (UNAUDITED)

	Voya VACS Series EMCD Fund	Voya VACS Series EMHCD Fund	Voya VACS Series HYB Fund	Voya VACS Series SC Fund
ASSETS:
Investments in securities at fair value+*	$87,176,564	$134,436,101	$112,479,358	$195,057,836
Short-term investments at fair value†	7,208,612	10,005,121	6,683,666	10,788,420
Cash	45,935	–	39,632	–
Cash collateral for futures contracts	229,431	251,675	–	465,105
Foreign currencies at value‡	–	86	–	–
Receivables:
Investment securities sold	3,161,972	2,606,085	575,654	13,397
Fund shares sold	485,152	801,511	26,853	350,281
Dividends	3,344	2,803	2,970	10,791
Interest	1,131,364	2,016,328	2,032,252	891,554
Prepaid expenses	13,753	13,111	4,348	3,250
Prepaid offering expense	–	13,712	14,288	15,055
Reimbursement due from Investment Adviser	–	–	–	5,050
Other assets	3,015	121	103	188
Total assets	99,459,142	150,146,654	121,859,124	207,600,927
LIABILITIES:
Income distribution payable	485,152	774,361	–	812,378
Payable for investment securities purchased	2,673,372	3,218,934	1,114,674	430
Payable for fund shares redeemed	–	1,829	3,258	11,512
Payable upon receipt of securities loaned	1,758,768	3,247,634	2,252,822	–
Variation margin payable on futures contracts	11,656	12,055	–	56,016
Payable to custodian due to bank overdraft	–	34,174	–	20,601
Payable to trustees under the deferred compensation plan (Note 5)	3,015	121	103	188
Payable for trustee fees	235	360	304	553
Other accrued expenses and liabilities	48,307	15,220	9,949	32,504
Total liabilities	4,980,505	7,304,688	3,381,110	934,182
NET ASSETS	$94,478,637	$142,841,966	$118,478,014	$206,666,745
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$112,470,111	$146,100,572	$119,959,204	$204,170,451
Total distributable earnings (loss)	(17,991,474)	(3,258,606)	(1,481,190)	2,496,294
NET ASSETS	$94,478,637	$142,841,966	$118,478,014	$206,666,745
+ Including securities loaned at value	$1,701,143	$3,163,560	$2,192,922	$—
* Cost of investments in securities	$94,815,041	$138,398,144	$113,984,706	$194,214,305
† Cost of short-term investments	$7,209,938	$10,006,831	$6,684,695	$10,791,398
‡ Cost of foreign currencies	$—	$89	$—	$—

Net assets Shares authorized	$94,478,637 unlimited	$142,841,966 unlimited	$118,478,014 unlimited	$206,666,745 unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,569,503	14,608,064	11,993,015	20,444,715
Net asset value and redemption price per share	$8.17	$9.78	$9.88	$10.11

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended September 30, 2023 (Unaudited)

	Voya VACS Series EMCD Fund	Voya VACS Series EMHCD Fund	Voya VACS Series HYB Fund	Voya VACS Series SC Fund
INVESTMENT INCOME:
Dividends	$37,444	$28,552	$7,437	$109,566
Interest, net of foreign taxes withheld*	2,734,514	4,786,054	5,052,309	5,768,967
Securities lending income, net	25,647	3,040	2,928	—
Other	309	357	296	526
Total investment income	2,797,914	4,818,003	5,062,970	5,879,059
EXPENSES:
Transfer agent fees	95	100	85	154
Shareholder reporting expense	275	732	1,830	3,477
Registration fees	10,471	10,692	2,727	2,046
Professional fees	19,947	14,640	11,346	27,084
Custody and accounting expense	14,640	13,908	10,065	24,751
Trustee fees	1,175	1,799	1,519	2,763
Offering expense	—	17,548	17,548	17,548
Miscellaneous expense	4,611	6,110	2,636	5,070
Total expenses	51,214	65,529	47,756	82,893
Waived and reimbursed fees	—	—	—	(26,787)
Net expenses	51,214	65,529	47,756	56,106
Net investment income	2,746,700	4,752,474	5,015,214	5,822,953
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes
withheld^)	(1,326,600)	294,449	(3,026)	296,222
Futures	34,444	129,355	—	803,461
Net realized gain (loss)	(1,292,156)	423,804	(3,026)	1,099,683
Net change in unrealized appreciation (depreciation) on:
Investments	107,305	(4,523,703)	(2,832,810)	(486,703)
Foreign currency related transactions	—	(3)	—	—
Futures	206,333	400,366	—	1,623,747
Net change in unrealized appreciation
(depreciation)	313,638	(4,123,340)	(2,832,810)	1,137,044
Net realized and unrealized gain (loss)	(978,518)	(3,699,536)	(2,835,836)	2,236,727
Increase in net assets resulting from operations	$1,768,182	$1,052,938	$2,179,378	$8,059,680
* Foreign taxes withheld	$—	$369	$—	$—
^ Foreign capital gains taxes withheld	$61,827	$—	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series EMCD Fund		Voya VACS Series EMHCD Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	February 17, 2023 to March 31, 2023(1)
FROM OPERATIONS:
Net investment income	$2,746,700	$4,575,070	$4,752,474	$957,824
Net realized gain (loss)	(1,292,156)	(9,105,570)	423,804	137,327
Net change in unrealized appreciation (depreciation)	313,638	3,037,088	(4,123,340)	260,545
Increase (decrease) in net assets resulting from operations	1,768,182	(1,493,412)	1,052,938	1,355,696

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)(2)	(2,648,986)	(4,740,003)	(4,714,376)	(952,864)
Total distributions	(2,648,986)	(4,740,003)	(4,714,376)	(952,864)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	1,683,500	140,354,256
Reinvestment of distributions	2,648,986	4,740,003	3,163,334	952,864
	2,648,986	4,740,003	4,846,834	141,307,120
Cost of shares redeemed	—	(2,999,993)	(46,469)	(6,913)
Net increase in net assets resulting from capital share transactions	2,648,986	1,740,010	4,800,365	141,300,207
Net increase (decrease) in net assets	1,768,182	(4,493,405)	1,138,927	141,703,039

NET ASSETS:
Beginning of year or period	92,710,455	97,203,860	141,703,039	—
End of year or period	$94,478,637	$92,710,455	$142,841,966	$141,703,039

(1)	Commencement of operations.

(2)	Prior to November 18, 2022, Voya VACS Series EMCD Fund had a Class P shares designation.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series HYB Fund		Voya VACS Series SC Fund
	Six Months Ended September 30, 2023 (Unaudited)	February 24, 2023 to March 31, 2023(1)	Six Months Ended September 30, 2023 (Unaudited)	March 3, 2023 to March 31, 2023(1)
FROM OPERATIONS:
Net investment income	$5,015,214	$918,323	$5,822,953	$866,747
Net realized gain (loss)	(3,026)	(4,715)	1,099,683	(10,231)
Net change in unrealized appreciation (depreciation)	(2,832,810)	1,326,434	1,137,044	(119,786)
Increase in net assets resulting from operations	2,179,378	2,240,042	8,059,680	736,730

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(4,982,288)	(918,323)	(5,479,443)	(820,674)
Total distributions	(4,982,288)	(918,323)	(5,479,443)	(820,674)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	170,613	122,013,715	1,851,219	236,189,763
Reinvestment of distributions	4,982,288	918,323	1,627,023	386,086
	5,152,901	122,932,038	3,478,242	236,575,849
Cost of shares redeemed	(8,117,921)	(7,813)	(35,854,769)	(28,870)
Net increase (decrease) in net assets resulting from capital share transactions	(2,965,020)	122,924,225	(32,376,527)	236,546,979
Net increase (decrease) in net assets	(5,767,930)	124,245,944	(29,796,290)	236,463,035

NET ASSETS:
Beginning of year or period	124,245,944	—	236,463,035	—
End of year or period	$118,478,014	$124,245,944	$206,666,745	$236,463,035

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya VACS Series EMCD Fund
09-30-23+	8.24	0.24•	(0.08)	0.16	0.23	—	—	0.23	—	8.17	1.98	0.11	0.11	0.11	5.84	94,479	80
03-31-23(4)	8.79	0.41•	(0.53)	(0.12)	0.41	0.02	—	0.43	—	8.24	(1.27)	0.71	0.10	0.10	5.00	92,710	101
03-31-22	10.27	0.46•	(1.28)	(0.82)	0.45	0.21	—	0.66	—	8.79	(8.54)	1.02	0.07	0.07	4.54	97,204	35
03-31-21	8.84	0.47•	1.44	1.91	0.48	—	—	0.48	—	10.27	21.79	1.03	0.08	0.08	4.63	105,330	48
03-31-20	9.77	0.49•	(0.90)	(0.41)	0.49	—	0.03	0.52	—	8.84	(4.70)	1.04	0.09	0.09	4.87	90,701	50
03-31-19	9.82	0.48•	(0.04)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0.10	0.10	5.01	96,445	69
Voya VACS Series EMHCD Fund
09-30-23+	10.03	0.33•	(0.25)	0.08	0.33	—	—	0.33	—	9.78	0.77	0.09	0.09	0.09	6.60	142,842	58
02-17-23(5)-
03-31-23	10.00	0.07•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
09-30-23+	10.11	0.41•	(0.23)	0.18	0.41	—	—	0.41	—	9.88	1.83	0.08	0.08	0.08	8.26	118,478	28
02-24-23(5)-
03-31-23	10.00	0.08•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
09-30-23+	10.00	0.27•	0.09	0.36	0.25	—	—	0.25	—	10.11	3.64	0.08	0.05	0.05	5.27	206,667	6
03-03-23(5)-
03-31-23	10.00	0.04•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Prior to November 18, 2022, Voya VACS Series EMCD Fund had a Class P shares designation.
(5)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya VACS Series EMCD Fund (“EMCD”), Voya VACS Series EMHCD Fund (“EMHCD”), and Voya Series SC Fund (“SC”), each a diversified series of Voya Separate Portfolios Trust, except EMHCD, which is non-diversified.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” HYB, EMCD, EMHCD and SC are each a “Fund” and collectively referred as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in a Fund may only be made by “accredited investors,” within the meaning of Regulation D under the 1933 Act.

The Funds do not have a share class designation. Prior to November 18, 2022, EMCD had a Class P shares designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends,

7

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each Fund’s’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

8

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative

9

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and

10

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2023, EMCD, EMHCD, and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2023, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
EMCD	$ 18,292,380	$ 15,618,062
EMHCD	19,338,094	17,970,943
HYB	—	—
SC	6,008,406	64,682,110

Please refer to the tables within the Portfolio of Investments for open futures contracts at September 30, 2023. HYB did not enter into any futures contracts during the period ended September 30, 2023.

F. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

11

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Offering Costs. Costs incurred with the offering of EMHCD, HYB and SC are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

K. Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
EMCD	$ 73,072,952	$ 68,729,127
EMHCD	84,358,253	78,816,790
HYB	31,924,566	34,445,300
SC	12,259,808	35,517,911

U.S. government securities not included above were as follows:

Sales
SC	$ 3,760,770

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for EMHCD, HYB, SC and, effective November 18, 2022, EMCD. Prior to November 18, 2022, for EMCD, the Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at an annual rate of 0.95%, which was fully waived for the Class P shares. The management fee waiver for Class P shares was not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated
Investment Company	Fund	Percentage
Voya Intermediate Bond Portfolio	EMCD	95.20%
	EMHCD	84.11
	HYB	56.70
	SC	58.24
Voya Investment Management Co.
LLC	EMHCD	11.09
	HYB	27.97
	SC	32.55

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the

12

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2023, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
EMCD	0.15%
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2024	2025	2026	Total
SC	$—	$—	$29,951	$29,951

The Expense Limitation Agreement is contractual through August 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective on June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, each Fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit for EMCD was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended September 30, 2023.

13

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 8 — CAPITAL SHARES

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
EMCD(1)
9/30/2023	110,592	—	210,209	—	—	320,801	—	—	2,648,986	—	—	2,648,986
3/31/2023	—	—	579,354	(386,597)	—	192,757	—	—	4,740,003	(2,999,993)	—	1,740,010
EMHCD
9/30/2023	169,230	—	313,603	(4,618)	—	478,215	1,683,500	—	3,163,334	(46,469)	—	4,800,365
2/17/2023(2)-
3/31/2023	14,035,444	—	95,098	(692)	—	14,129,850	140,354,256	—	952,864	(6,913)	—	141,300,207
HYB
9/30/2023	14,267	—	499,178	(811,822)	—	(298,377)	170,613	—	4,982,288	(8,117,921)	—	(2,965,020)
2/24/2023(2)-
3/31/2023	12,201,299	—	90,872	(779)	—	12,291,392	122,013,715	—	918,323	(7,813)	—	122,924,225
SC
9/30/2023	183,616	—	160,956	(3,554,536)	—	(3,209,964)	1,851,219	—	1,627,023	(35,854,769)	—	(32,376,527)
3/03/2023(2)-
3/31/2023	23,618,952	—	38,608	(2,881)	—	23,654,679	236,189,763	—	386,086	(28,870)	—	236,546,979

(1)	Prior to November 18, 2022, EMCD had a Class P shares designation.

(2)	Commencement of operations.

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2023:

EMCD
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas Prime
Brokerage Int'l Ltd.	$639,094	$ (639,094)	$—
Goldman Sachs &
Co. LLC	847,500	(847,500)	—
Jefferies LLC	186,793	(186,793)	—

14

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 9 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Morgan Stanley & Co.
LLC	$27,756	$(27,756)	$—
Total	$1,701,143	$(1,701,143)	$—

(1)	Cash collateral with a fair value of $1,758,768 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

EMHCD
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$478,181	$(478,181)	$—
Jefferies LLC	1,639,555	(1,639,555)	—
Wells Fargo
Securities LLC	1,045,824	(1,045,824)	—
Total	$3,163,560	$(3,163,560)	$—

(1)	Cash collateral with a fair value of $3,247,634 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

HYB
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$301,390	$(301,390)	$—
Citadel Clearing LLC	290,769	(290,769)	—
Jefferies LLC	109,090	(109,090)	—
Mizuho Securities USA LLC.	305,894	(305,894)	—
State Street Bank and
Trust Company	411,707	(411,707)	—
Truist Securities Inc.	774,072	(774,072)	—
Total	$2,192,922	$(2,192,922)	$—

(1)	Cash collateral with a fair value of $2,252,822 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns and perpetual preferred securities.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2023		March 31, 2022
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
EMCD	$4,565,018	$174,985	$4,859,024	$2,148,353
EMHCD	952,864	—	—	—
HYB	918,323	—	—	—
SC	820,674	—	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2023 were:

15

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized					Total
	Ordinary	Appreciation/	Capital Loss Carryforwards				Distributable
	Income	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
EMCD	$98,167	$(7,767,552)	$(428,773)	Short-term	None	$(61,827)	$(17,110,671)
			(8,950,686)	Long-term	None
			$(9,379,459)
EMHCD	4,959	559,950	(73,296)	Short-term	None	—	402,832
			(88,781)	Long-term	None
			$(162,077)
HYB	—	1,326,434	(4,715)	Short-term	None	—	1,321,719
			$(4,715)
SC	480,945	1,327,256	(583,193)	Short-term	None	(434,588)	(83,944)
			(874,364)	Long-term	None
			$(1,457,557)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2023, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on each Fund.

NOTE 12 — MARKET DISRUPTION

Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and in the future may continue to lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world.

16

NOTES TO FINANCIAL STATEMENTS As Of September 30, 2023 (Unaudited) (Continued)

NOTE 12 — MARKET DISRUPTION (continued)

Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the Fund’s investments. Any of these occurrences could disrupt the operations of the Funds and of the Funds service providers.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Funds' financial statements.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2023, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
EMCD	$0.0449	November 1, 2023	Daily
EMHCD	$0.0571	November 1, 2023	Daily
HYB	$0.0722	November 1, 2023	Daily
SC	$0.0411	November 1, 2023	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 91.0%
	Argentina: 0.7%
800,000	YPF SA, 6.950%, 07/21/2027	$643,056	0.7

	Brazil: 4.2%
750,000 (1)	Banco do Brasil SA/ Cayman, 9.000%, 12/31/2199	753,461	0.8
500,000	Braskem Netherlands Finance BV, 7.250%, 02/13/2033	460,675	0.5
500,000	Embraer Netherlands Finance BV, 5.400%, 02/01/2027	488,233	0.5
950,000	Minerva Luxembourg SA, 4.375%, 03/18/2031	739,812	0.8
475,000 (2)	Minerva Luxembourg SA, 4.375%, 03/18/2031	369,906	0.4
900,000	Nexa Resources SA, 6.500%, 01/18/2028	856,247	0.9
300,000 (2)	Suzano Austria GmbH, 7.000%, 03/16/2047	287,250	0.3
		3,955,584	4.2
	Cayman Islands: 1.2%
925,000 (2)	CK Hutchison International 23 Ltd., 4.875%, 04/21/2033	861,605	0.9
250,000	Suzano International Finance BV, 5.500%, 01/17/2027	245,781	0.3
		1,107,386	1.2
	Chile: 3.7%
450,000	Antofagasta PLC, 5.625%, 05/13/2032	428,288	0.5
800,000	Banco de Credito e Inversiones SA, 2.875%, 10/14/2031	644,200	0.7
600,000 (2)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	514,980	0.6
700,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	679,750	0.7
700,000	Engie Energia Chile SA, 3.400%, 01/28/2030	579,383	0.6
800,000	Telefonica Moviles Chile SA, 3.537%, 11/18/2031	601,600	0.6
		3,448,201	3.7
	China: 2.9%
650,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	632,895	0.7

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	China: (continued)
600,000 (2)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	$553,990	0.6
650,000 (2)	Lenovo Group Ltd., 5.831%, 01/27/2028	637,250	0.7
950,000 (2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	869,882	0.9
		2,694,017	2.9
	Colombia: 4.1%
750,000 (1)	Bancolombia SA, 4.625%, 12/18/2029	648,229	0.7
900,000	Ecopetrol SA, 8.625%, 01/19/2029	904,365	0.9
1,100,000	Ecopetrol SA, 8.875%, 01/13/2033	1,075,085	1.1
625,000 (2)	Geopark Ltd., 5.500%, 01/17/2027	535,937	0.6
450,000 (2)	Millicom International Cellular SA, 5.125%, 01/15/2028	380,583	0.4
404,000	Oleoducto Central SA, 4.000%, 07/14/2027	361,984	0.4
		3,906,183	4.1
	Ghana: 0.4%
424,000 (2)	Tullow Oil PLC, 10.250%, 05/15/2026	369,007	0.4

	Guatemala: 0.7%
800,000 (2)	CT Trust, 5.125%, 02/03/2032	623,700	0.7

	Hong Kong: 2.0%
635,000 (2)	Lenovo Group Ltd., 6.536%, 07/27/2032	627,263	0.6
1,500,000 (2)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,308,300	1.4
		1,935,563	2.0
	India: 3.9%
450,000	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	360,277	0.4
1,200,000 (2)	JSW Steel Ltd., 5.050%, 04/05/2032	969,810	1.0
525,000 (1)(2)	Network i2i Ltd., 3.975%, 12/31/2199	478,842	0.5
535,000 (2)	Reliance Industries Ltd., 2.875%, 01/12/2032	426,178	0.4
720,000 (2)	Reliance Industries Ltd., 3.667%, 11/30/2027	667,667	0.7
700,000 (2)	Summit Digitel Infrastructure Ltd., 2.875%, 08/12/2031	534,019	0.6

See Accompanying Notes to Financial Statements

18

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	India: (continued)
350,000 (2)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	$258,909	0.3
		3,695,702	3.9
	Indonesia: 1.1%
1,100,000 (2)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	1,037,839	1.1

	Isle of Man: 0.5%
600,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	506,562	0.5

	Israel: 2.9%
925,000 (1)(2)	Bank Hapoalim BM, 3.255%, 01/21/2032	792,679	0.8
675,000 (2)	Energean Israel Finance Ltd., 8.500%, 09/30/2033	676,265	0.7
825,000 (2)	Israel Discount Bank Ltd., 5.375%, 01/26/2028	803,608	0.9
500,000 (2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	459,545	0.5
		2,732,097	2.9
	Kazakhstan: 0.8%
500,000	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	376,115	0.4
500,000	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	408,755	0.4
		784,870	0.8
	Kuwait: 2.0%
550,000 (2)	MEGlobal BV, 2.625%, 04/28/2028	476,325	0.5
575,000	MEGlobal BV, 4.250%, 11/03/2026	546,839	0.6
900,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	829,922	0.9
		1,853,086	2.0
	Luxembourg: 4.2%
475,000 (2)	Aegea Finance Sarl, 9.000%, 01/20/2031	479,258	0.5
775,000 (2)(3)	Altice Financing SA, 5.750%, 08/15/2029	636,127	0.7
750,000 (2)	Chile Electricity Lux MPC Sarl, 6.010%, 01/20/2033	746,250	0.8
625,000 (2)	Cosan Luxembourg SA, 7.500%, 06/27/2030	621,875	0.7
675,000 (2)	CSN Resources SA, 4.625%, 06/10/2031	514,016	0.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Luxembourg: (continued)
325,000 (2)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	$320,834	0.3
625,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	620,937	0.7
		3,939,297	4.2
	Macao: 2.3%
675,000	MGM China Holdings Ltd., 4.750%, 02/01/2027	609,528	0.6
1,675,000	Sands China Ltd., 5.650%, 08/08/2028	1,576,594	1.7
		2,186,122	2.3
	Malaysia: 1.6%
375,000 (2)	CIMB Bank Bhd, 2.125%, 07/20/2027	331,710	0.4
650,000 (2)	GENM Capital Labuan Ltd., 3.882%, 04/19/2031	513,165	0.5
725,000 (2)	MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027	670,973	0.7
		1,515,848	1.6
	Mexico: 7.5%
950,000 (2)	Alpek SAB de CV, 4.250%, 09/18/2029	834,575	0.9
600,000 (1)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	539,541	0.6
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	449,618	0.5
900,000 (1)(2)	BBVA Bancomer SA/Texas, 8.450%, 06/29/2038	888,003	0.9
525,000(1)(3)	Cemex SAB de CV, 5.125%, 12/31/2199	490,389	0.5
850,000 (2)	Cemex SAB de CV, 5.200%, 09/17/2030	783,385	0.8
750,000 (1)(2)	Cemex SAB de CV, 9.125%, 12/31/2199	780,938	0.8
650,000 (2)	GCC SAB de CV, 3.614%, 04/20/2032	528,775	0.6
450,000	Industrias Penoles SAB de CV, 4.150%, 09/12/2029	395,437	0.4
675,000	Petroleos Mexicanos, 6.875%, 08/04/2026	620,919	0.7
875,000 (2)	Petroleos Mexicanos, 10.000%, 02/07/2033	779,188	0.8
		7,090,768	7.5

See Accompanying Notes to Financial Statements

19

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Morocco: 0.4%
500,000	OCP SA, 6.875%, 04/25/2044	$421,853	0.4

	Netherlands: 2.6%
975,000 (2)	Embraer Netherlands Finance BV, 7.000%, 07/28/2030	967,395	1.0
625,000 (2)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	595,703	0.6
900,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 09/15/2031	929,160	1.0
		2,492,258	2.6
	Nigeria: 0.4%
475,000	IHS Netherlands Holdco BV, 8.000%, 09/18/2027	399,359	0.4

	Oman: 0.6%
550,000 (2)	Oryx Funding Ltd., 5.800%, 02/03/2031	527,951	0.6

	Panama: 1.4%
569,852 (2)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	486,782	0.5
1,000,000	C&W Senior Financing DAC, 6.875%, 09/15/2027	882,240	0.9
		1,369,022	1.4
	Peru: 2.7%
1,000,000 (1)	Banco de Credito del Peru S.A., 3.125%, 07/01/2030	922,751	1.0
950,000 (2)(3)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	959,405	1.0
700,000	Southern Copper Corp., 3.875%, 04/23/2025	674,037	0.7
		2,556,193	2.7
	Poland: 1.5%
775,000 (2)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	731,406	0.8
785,000 (2)	Canpack SA / Canpack US LLC, 3.125%, 11/01/2025	730,184	0.7
		1,461,590	1.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Qatar: 0.6%
650,000 (2)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	$543,072	0.6

	Qatar: 0.6%
1,000,000 (2)(4)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	60,000	0.1
500,000 (2)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	43,437	0.0
		103,437	0.1
	Saudi Arabia: 3.6%
400,000 (2)	Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	365,082	0.4
525,000 (2)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	426,746	0.4
650,000	EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	473,649	0.5
350,000 (2)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	343,658	0.4
1,400,000 (2)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,124,592	1.2
700,000	Saudi Arabian Oil Co., 2.875%, 04/16/2024	687,267	0.7
		3,420,994	3.6
	Singapore: 0.8%
800,000 (1)(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	734,784	0.8

	South Africa: 1.2%
875,000 (2)	Bidvest Group UK PLC, 3.625%, 09/23/2026	780,583	0.8
400,000	Bidvest Group UK PLC, 3.625%, 09/23/2026	356,838	0.4
		1,137,421	1.2
	South Korea: 7.4%
700,000 (2)	GS Caltex Corp., 5.375%, 08/07/2028	684,519	0.7
1,000,000 (2)	Hanwha Q Cells Americas Holdings Corp., 5.000%, 07/27/2028	974,660	1.0
700,000 (2)	Kookmin Bank, 2.500%, 11/04/2030	551,222	0.6
550,000 (1)(2)	Kookmin Bank, 4.350%, 12/31/2199	537,727	0.6
650,000 (2)	Korea Electric Power Corp., 3.625%, 06/14/2025	628,572	0.7

See Accompanying Notes to Financial Statements

20

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	South Korea: (continued)
500,000 (2)	LG Energy Solution Ltd., 5.750%, 09/25/2028	$497,518	0.5
925,000 (2)	POSCO, 5.625%, 01/17/2026	921,781	1.0
675,000 (2)(3)	POSCO, 5.750%, 01/17/2028	671,679	0.7
425,000 (1)(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	377,855	0.4
675,000 (2)	Shinhan Financial Group Co. Ltd., 5.000%, 07/24/2028	652,294	0.7
700,000 (2)	SK Hynix, Inc., 2.375%, 01/19/2031	527,681	0.5
		7,025,508	7.4
	Spain: 1.6%
600,000	Banco Santander SA, 5.588%, 08/08/2028	587,250	0.6
1,000,000	Banco Santander SA, 6.921%, 08/08/2033	956,867	1.0
		1,544,117	1.6
	Taiwan: 0.7%
650,000 (2)(3)	TSMC Global Ltd., 4.625%, 07/22/2032	613,255	0.7

	Tanzania: 0.7%
775,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	625,735	0.7

	Thailand: 2.9%
1,075,000 (1)	Bangkok Bank PCL/ Hong Kong, 3.733%, 09/25/2034	897,018	0.9
725,000 (2)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	619,719	0.7
300,000	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	256,436	0.3
438,000 (2)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	285,269	0.3
700,000	Thaioil Treasury Center Co. Ltd., 4.625%, 11/20/2028	659,211	0.7
		2,717,653	2.9
	Turkey: 2.2%
250,000 (2)	Akbank TAS, 6.800%, 02/06/2026	244,344	0.3
550,000 (2)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	537,284	0.6
700,000 (2)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	681,660	0.7

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey: (continued)
575,000 (2)	Yapi ve Kredi Bankasi AS, 9.250%, 10/16/2028	$579,312	0.6
		2,042,600	2.2
	United Arab Emirates: 3.2%
700,000	DP World Ltd./United Arab Emirates, 6.850%, 07/02/2037	725,966	0.8
650,000 (1)	Emirates NBD Bank PJSC, 6.125%, 12/31/2199	642,275	0.7
614,271	Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027	567,009	0.6
445,914 (2)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	372,635	0.4
373,248 (2)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	288,567	0.3
508,993 (2)	Sweihan PV Power Co. PJSC, 3.625%, 01/31/2049	395,182	0.4
		2,991,634	3.2
	United Kingdom: 5.8%
650,000 (2)	Anglo American Capital PLC, 5.500%, 05/02/2033	609,781	0.6
475,000 (2)	Antofagasta PLC, 5.625%, 05/13/2032	452,081	0.5
600,000 (2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	481,773	0.5
1,500,000 (1)	HSBC Holdings PLC, 5.887%, 08/14/2027	1,482,289	1.6
900,000 (1)	HSBC Holdings PLC, 6.547%, 06/20/2034	854,359	0.9
550,000 (1)(2)	Standard Chartered PLC, 6.170%, 01/09/2027	547,800	0.6
550,000 (1)(2)	Standard Chartered PLC, 6.301%, 01/09/2029	548,177	0.6
525,000 (2)	WE Soda Investments Holding PLC, 9.500%, 10/06/2028	530,250	0.5
		5,506,510	5.8
	United States: 2.4%
700,000 (1)	Commercial Bank PSQC, 4.500%, 12/31/2199	635,687	0.7
700,000 (2)	Hyundai Capital America, 5.680%, 06/26/2028	684,786	0.7

See Accompanying Notes to Financial Statements

21

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
975,000 (2)	Sasol Financing USA LLC, 8.750%, 05/03/2029	$938,394	1.0
		2,258,867	2.4
	Virgin Islands (British): 1.5%
750,000 (2)	Central American
	Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	676,875	0.7
775,000 (2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	768,552	0.8
		1,445,427	1.5
	Total Corporate Bonds/Notes (Cost $93,570,276)	85,964,128	91.0

SOVEREIGN BONDS: 1.3% Hungary: 0.6%
	Hungary: 0.6%
575,000 (2)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	566,522	0.6

	India: 0.7%
675,000 (2)	Export-Import Bank of India, 5.500%, 01/18/2033	645,914	0.7
	Total Sovereign Bonds (Cost $1,244,765)	1,212,436	1.3
	Total Long-Term Investments (Cost $94,815,041)	87,176,564	92.3

SHORT-TERM INVESTMENTS: 7.6%
	Commercial Paper: 4.7%
1,000,000	Autozone, Inc., 8.080%, 10/02/2023	999,557	1.1
1,000,000	Entergy Corp., 6.570%, 10/05/2023	999,100	1.1
1,000,000	HP, Inc., 6.040%, 10/11/2023	998,182	1.0
700,000	HP, Inc., 6.610%, 10/05/2023	699,367	0.7
800,000	Mondelez International, Inc., 8.250%, 10/02/2023	799,638	0.8
	Total Commercial Paper (Cost $4,497,170)	4,495,844	4.7

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.9%
635,457 (5)	Bethesda Securities LLC, Repurchase Agreement dated 09/29/2023, 5.390%, due 10/02/2023 (Repurchase Amount $635,739, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $648,166, due 08/01/28-07/01/53)	$635,457	0.7
1,000,000 (5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/29/2023, 5.330%, due 10/02/2023 (Repurchase Amount $1,000,438, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 10/31/23-02/15/53)	1,000,000	1.1
123,311 (5)	National Bank Financial, Repurchase Agreement dated 09/29/2023, 5.340%, due 10/02/2023 (Repurchase Amount $123,365, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $125,777, due 10/02/23)	123,311	0.1
	Total Repurchase Agreements
	(Cost $1,758,768)	1,758,768	1.9

See Accompanying Notes to Financial Statements

22

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.0%
954,000 (6)	Morgan Stanley Institutional Liquidity Funds -Government Portfolio (Institutional Share Class), 5.270% (Cost $954,000)	$954,000	1.0

	Total Short-Term Investments
	(Cost $7,209,938)	$7,208,612	7.6
	Total Investments in Securities
	(Cost $102,024,979)	$94,385,176	99.9
	Assets in Excess of Other Liabilities	93,461	0.1
	Net Assets	$94,478,637	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Defaulted security.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan. (6) Rate shown is the 7-day yield as of September 30, 2023.

Percentage
Sector Diversifiication	of Net Assets
Financial	20.8%
Energy	19.1
Basic Materials	16.4
Consumer, Cyclical	7.6
Industrial	6.8
Communications	6.6
Consumer, Non-cyclical	6.5
Utilities	4.7
Technology	2.5
Sovereign Bonds	1.3
Short-Term Investments	7.6
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

23

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements ^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices	Signifiicant
	in Active Markets	Other	Signifiicant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$85,964,128	$—	$85,964,128
Sovereign Bonds	—	1,212,436	—	1,212,436
Short-Term Investments	954,000	6,254,612	—	7,208,612
Total Investments, at fair value	$954,000	$93,431,176	$—	$94,385,176
Other Financial Instruments+
Futures	413,003	—	—	413,003
Total Assets	$1,367,003	$93,431,176	$—	$94,798,179
Liabilities Table
Other Financial Instruments+
Futures	$(346,298)	$—	$—	$(346,298)
Total Liabilities	$(346,298)	$—	$—	$(346,298)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya VACS Series EMCD Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	54	12/29/23	$10,946,391	$(26,682)
U.S. Treasury 5-Year Note	19	12/29/23	2,001,828	(8,935)
U.S. Treasury Long Bond	13	12/19/23	1,479,156	(64,741)
U.S. Treasury Ultra Long Bond	28	12/19/23	3,323,250	(245,940)
			$17,750,625	$(346,298)
Short Contracts:
U.S. Treasury 10-Year Note	(66)	12/19/23	(7,132,125)	124,125
U.S. Treasury Ultra 10-Year Note	(89)	12/19/23	(9,929,062)	288,878
			$(17,061,187)	$413,003

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts *	$413,003
Total Asset Derivatives		$413,003

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts *	$346,298
Total Liability Derivatives		$346,298

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

24

Voya VACS Series EMCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$34,444
Total	$34,444

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$206,333
Total	$206,333

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $102,528,529.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$519,493
Gross Unrealized Depreciation	(7,973,408)
Net Unrealized Depreciation	$(7,453,915)

See Accompanying Notes to Financial Statements

25

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 56.2%
	Angola: 0.8%
750,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	$618,791	0.4
500,000 (1)	Angolan Government International Bond, 9.500%, 11/12/2025	490,368	0.4
		1,109,159	0.8
	Argentina: 1.2%
1,883,777 (2)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2030), 07/09/2030	541,237	0.4
374,111	Argentine Republic Government International Bond, 1.000%, 07/09/2029	103,272	0.1
3,406,220 (2)	Argentine Republic Government International Bond, 3.625% (Step Rate @ 4.125% on 07/09/2027), 07/09/2035	853,020	0.6
701,019 (2)	Argentine Republic Government International Bond, 4.250% (Step Rate @ 5.000% on 01/09/2038), 01/09/2038	206,271	0.1
		1,703,800	1.2
	Bahrain: 1.4%
2,000,000	Bahrain Government International Bond, 7.375%, 05/14/2030	2,012,400	1.4

	Brazil: 1.0%
1,000,000	Brazilian Government International Bond, 5.625%, 02/21/2047	796,535	0.5
700,000	Brazilian Government International Bond, 6.000%, 10/20/2033	661,850	0.5
		1,458,385	1.0
	Chile: 0.8%
1,000,000	Chile Government International Bond, 3.500%, 01/31/2034	828,360	0.6
500,000	Chile Government International Bond, 4.000%, 01/31/2052	364,805	0.2
		1,193,165	0.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Colombia: 2.1%
900,000	Colombia Government International Bond, 3.250%, 04/22/2032	$648,207	0.4
1,000,000	Colombia Government International Bond, 4.125%, 05/15/2051	558,750	0.4
750,000	Colombia Government International Bond, 5.000%, 06/15/2045	494,359	0.3
400,000	Colombia Government International Bond, 5.200%, 05/15/2049	264,062	0.2
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	393,752	0.3
664,000	Colombia Government International Bond, 8.000%, 04/20/2033	658,376	0.5
		3,017,506	2.1
	Costa Rica: 1.0%
1,500,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,450,935	1.0

	Cote d'Ivoire: 0.6%
992,154 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	888,513	0.6

	Dominican Republic: 3.0%
700,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	570,636	0.4
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	369,017	0.3
1,700,000	Dominican Republic International Bond, 5.875%, 01/30/2060	1,218,815	0.9
925,000	Dominican Republic International Bond, 6.000%, 07/19/2028	881,423	0.6
500,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	442,323	0.3
500,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	500,285	0.3
300,000 (1)	Dominican Republic International Bond, 7.050%, 02/03/2031	290,372	0.2
		4,272,871	3.0

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Ecuador: 0.9%
717,550 (1)(2)	Ecuador Government International Bond, 2.500% (Step Rate @ 5.000% on 07/31/2027), 07/31/2040	$238,352	0.1
1,807,845 (1)(2)	Ecuador Government International Bond, 3.500% (Step Rate @ 5.500% on 07/31/2025), 07/31/2035	675,149	0.5
800,850 (1)(2)	Ecuador Government International Bond, 6.000% (Step Rate @ 6.900% on 07/31/2030), 07/31/2030	410,319	0.3
		1,323,820	0.9
	Egypt: 1.5%
1,000,000	Egypt Government International Bond, 5.800%, 09/30/2027	661,350	0.5
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	253,500	0.2
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	945,254	0.6
600,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	326,985	0.2
		2,187,089	1.5
	El Salvador: 0.6%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	818,050	0.6

	Gabon: 0.3%
500,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	372,823	0.3

	Ghana: 1.2%
750,000 (4)	Ghana Government International Bond, 7.875%, 03/26/2027	339,506	0.3
2,000,000 (4)	Ghana Government International Bond, 7.875%, 02/11/2035	898,400	0.6
1,000,000 (4)	Ghana Government International Bond, 8.750%, 03/11/2061	428,610	0.3
		1,666,516	1.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Guatemala: 1.2%
860,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	$794,829	0.6
950,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	915,563	0.6
		1,710,392	1.2
	Honduras: 0.3%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	214,000	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	188,800	0.1
		402,800	0.3
	Hungary: 2.1%
1,750,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	974,225	0.7
700,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	640,301	0.4
500,000	Hungary Government International Bond, 7.625%, 03/29/2041	524,655	0.4
875,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	862,098	0.6
		3,001,279	2.1
	India: 0.9%
500,000	Export-Import Bank of India, 2.250%, 01/13/2031	387,383	0.3
1,000,000 (1)	Export-Import Bank of India, 5.500%, 01/18/2033	956,910	0.6
		1,344,293	0.9
	Indonesia: 2.1%
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	1,162,112	0.8
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	295,251	0.2
1,250,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,532,294	1.1
		2,989,657	2.1
	Jamaica: 0.9%
600,000	Jamaica Government International Bond, 7.875%, 07/28/2045	661,008	0.5

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Jamaica: (continued)
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	$571,703	0.4
		1,232,711	0.9
	Jordan: 1.0%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	890,305	0.6
500,000 (1)	Jordan Government International Bond, 7.500%, 01/13/2029	490,210	0.4
		1,380,515	1.0
	Kenya: 0.6%
500,000 (1)	Republic of Kenya Government International Bond, 6.875%, 06/24/2024	464,288	0.3
500,000	Republic of Kenya Government International Bond, 7.250%, 02/28/2028	403,747	0.3
		868,035	0.6
	Lebanon: 0.2%
2,000,000 (4)	Lebanon Government International Bond, 6.850%, 03/23/2027	164,620	0.1
2,000,000 (4)	Lebanon Government International Bond, 6.100%, 10/04/2022	167,500	0.1
		332,120	0.2
	Mexico: 3.4%
940,000	Mexico Government International Bond, 3.250%, 04/16/2030	800,889	0.6
1,000,000	Mexico Government International Bond, 4.500%, 04/22/2029	932,855	0.6
1,550,000	Mexico Government International Bond, 4.875%, 05/19/2033	1,391,660	1.0
1,829,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,666,219	1.2
		4,791,623	3.4
	Morocco: 0.2%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	310,717	0.2

	Nigeria: 1.9%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	418,853	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Nigeria: (continued)
1,500,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	$1,112,677	0.8
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	351,115	0.2
675,000	Nigeria Government International Bond, 7.875%, 02/16/2032	533,915	0.4
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	237,295	0.2
		2,653,855	1.9
	Oman: 1.0%
800,000	Oman Government International Bond, 6.000%, 08/01/2029	786,088	0.5
750,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	671,891	0.5
		1,457,979	1.0
	Panama: 2.6%
750,000	Panama Government International Bond, 3.298%, 01/19/2033	586,567	0.4
500,000	Panama Government International Bond, 4.500%, 04/16/2050	341,775	0.2
1,000,000	Panama Government International Bond, 4.500%, 01/19/2063	648,815	0.5
1,000,000	Panama Government International Bond, 6.400%, 02/14/2035	969,430	0.7
550,000	Panama Government International Bond, 6.700%, 01/26/2036	544,932	0.4
600,000	Panama Government International Bond, 6.875%, 01/31/2036	602,673	0.4
		3,694,192	2.6
	Paraguay: 1.4%
576,000	Paraguay Government International Bond, 5.000%, 04/15/2026	561,404	0.4
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	528,704	0.4
1,000,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	946,425	0.6
		2,036,533	1.4
	Peru: 0.8%
500,000	Peruvian Government International Bond, 2.780%, 12/01/2060	266,333	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Peru: (continued)
500,000	Peruvian Government International Bond, 2.783%, 01/23/2031	$410,210	0.3
500,000	Peruvian Government International Bond, 5.625%, 11/18/2050	462,952	0.3
		1,139,495	0.8
	Philippines: 1.2%
750,000 (5)	Philippine Government International Bond, 5.500%, 01/17/2048	706,796	0.5
1,000,000 (5)	Philippine Government International Bond, 5.950%, 10/13/2047	994,960	0.7
		1,701,756	1.2
	Poland: 1.8%
1,400,000	Republic of Poland Government International Bond, 4.875%, 10/04/2033	1,303,736	0.9
1,225,000	Republic of Poland Government International Bond, 5.750%, 11/16/2032	1,230,751	0.9
		2,534,487	1.8
	Qatar: 1.2%
750,000 (1)	Qatar Government International Bond, 3.750%, 04/16/2030	700,433	0.5
750,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	612,645	0.4
500,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	435,395	0.3
		1,748,473	1.2
	Romania: 1.9%
1,500,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,209,225	0.8
1,500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	1,222,342	0.9
400,000	Romanian Government International Bond, 5.125%, 06/15/2048	313,384	0.2
		2,744,951	1.9
	Russian Federation: 0.3%
1,000,000 (4)	Russian Foreign Bond -Eurobond, 5.250%, 06/23/2047	365,000	0.3

v

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Saudi Arabia: 2.7%
3,000,000	Saudi Government International Bond, 3.450%, 02/02/2061	$1,842,210	1.3
800,000	Saudi Government International Bond, 3.750%, 01/21/2055	532,512	0.4
1,475,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	1,476,859	1.0
		3,851,581	2.7
	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	402,545	0.3

	Serbia: 0.4%
500,000	Serbia International Bond, 2.125%, 12/01/2030	369,010	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	262,459	0.2
		631,469	0.4
	South Africa: 2.1%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,732,880	1.2
1,125,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	748,946	0.5
800,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	574,840	0.4
		3,056,666	2.1
	Sri Lanka: 1.1%
500,000 (1)(4)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	247,720	0.2
2,000,000 (1)(4)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	967,150	0.7
750,000 (4)	Sri Lanka Government International Bond, 7.550%, 03/28/2030	349,808	0.2
		1,564,678	1.1
	Turkey: 2.9%
950,000	Turkey Government International Bond, 4.875%, 10/09/2026	873,606	0.6
500,000	Turkey Government International Bond, 5.125%, 02/17/2028	446,900	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Turkey: (continued)
750,000	Turkey Government International Bond, 6.000%, 01/14/2041	$556,571	0.4
375,000	Turkey Government International Bond, 6.500%, 09/20/2033	322,097	0.2
1,000,000	Turkey Government International Bond, 7.625%, 04/26/2029	960,485	0.7
1,000,000	Turkey Government International Bond, 9.875%, 01/15/2028	1,055,905	0.7
		4,215,564	2.9
	Ukraine: 0.8%
1,111,000 (4)	Ukraine Government International Bond, 7.253%, 03/15/2035	294,693	0.2
650,000 (4)	Ukraine Government International Bond, 7.375%, 09/25/2034	172,412	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2024	118,505	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2025	115,045	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2026	103,454	0.1
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2027	99,994	0.0
346,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2028	99,994	0.1
225,000 (1)(4)	Ukraine Government International Bond, 7.750%, 09/01/2029	64,800	0.0
500,000 (4)	Ukraine Government International Bond, 9.750%, 11/01/2030	149,500	0.1
		1,218,397	0.8
	United Arab Emirates: 1.0%
1,400,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	1,394,064	1.0

	Uruguay: 0.9%
123,334	Uruguay Government International Bond, 4.375%, 10/27/2027	121,921	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	49,665	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Uruguay: (continued)
1,062,164 (5)	Uruguay Government International Bond, 5.750%, 10/28/2034	$1,086,589	0.8
		1,258,175	0.9
	Venezuela: 0.1%
1,250,000 (4)	Venezuela Government International Bond, 9.250%, 09/15/2027	131,250	0.1

	Zambia: 0.5%
750,000 (1)(4)	Zambia Government International Bond, 8.500%, 04/14/2024	413,449	0.3
500,000 (1)(4)	Zambia Government International Bond, 8.970%, 07/30/2027	273,572	0.2
		687,021	0.5
	Total Sovereign Bonds (Cost $82,127,706)	80,327,305	56.2

CORPORATE BONDS/NOTES: 37.9%
	Brazil: 0.6%
1,050,000	Minerva Luxembourg SA, 4.375%, 03/18/2031	817,687	0.6

	Chile: 4.5%
900,000 (1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	776,835	0.5
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	866,427	0.6
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	566,831	0.4
700,000	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	647,707	0.5
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	704,027	0.5
400,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	381,500	0.3
400,000 (1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	245,066	0.2
700,000 (1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	562,090	0.4
1,500,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,396,027	1.0

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: (continued)
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	$213,090	0.1
		6,359,600	4.5
	Colombia: 0.9%
1,250,000	Ecopetrol SA, 8.625%, 01/19/2029	1,256,062	0.9

	Guatemala: 0.4%
700,000 (1)	CT Trust, 5.125%, 02/03/2032	545,738	0.4

	Indonesia: 3.6%
750,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	659,366	0.5
750,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	636,180	0.4
1,000,000	Pertamina Persero PT, 5.625%, 05/20/2043	875,800	0.6
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	452,488	0.3
750,000 (5)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	706,372	0.5
1,500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	1,412,745	1.0
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	451,563	0.3
		5,194,514	3.6
	Isle of Man: 0.4%
650,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	548,776	0.4

	Israel: 0.4%
750,000 (1)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	619,613	0.4

	Kazakhstan: 0.5%
1,000,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	752,230	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Luxembourg: 2.4%
1,150,000 (1)	Chile Electricity Lux MPC Sarl, 6.010%, 01/20/2033	$1,144,250	0.8
1,000,000 (1)	EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	728,690	0.5
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	542,949	0.4
950,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	943,825	0.7
		3,359,714	2.4
	Malaysia: 1.2%
300,000	Petronas Capital Ltd., 2.480%, 01/28/2032	237,900	0.2
1,750,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	1,449,254	1.0
		1,687,154	1.2
	Mexico: 7.3%
750,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	728,186	0.5
1,350,000 (1)(3)	BBVA Bancomer SA/Texas, 8.450%, 06/29/2038	1,332,004	0.9
800,000 (3)(5)	Cemex SAB de CV, 5.125%, 12/31/2199	747,260	0.5
1,100,000 (1)(3)	Cemex SAB de CV, 9.125%, 12/31/2199	1,145,375	0.8
500,000 (1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	323,838	0.2
425,000 (1)	Comision Federal de Electricidad, 4.688%, 05/15/2029	382,500	0.3
1,000,000 (1)	Comision Federal de Electricidad, 6.264%, 02/15/2052	817,270	0.6
350,000	Petroleos Mexicanos, 5.500%, 06/27/2044	193,408	0.2
1,000,000	Petroleos Mexicanos, 6.500%, 03/13/2027	881,290	0.6
500,000	Petroleos Mexicanos, 6.500%, 01/23/2029	406,482	0.3
1,735,000	Petroleos Mexicanos, 6.700%, 02/16/2032	1,291,274	0.9
500,000	Petroleos Mexicanos, 6.750%, 09/21/2047	295,000	0.2
1,000,000	Petroleos Mexicanos, 6.950%, 01/28/2060	593,500	0.4
1,375,000 (1)	Petroleos Mexicanos, 10.000%, 02/07/2033	1,224,438	0.9
		10,361,825	7.3

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Netherlands: 1.0%
1,500,000 (1)	Embraer Netherlands Finance BV, 7.000%, 07/28/2030	$1,488,300	1.0

	Oman: 1.2%
1,750,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,673,420	1.2

	Panama: 1.4%
1,425,000	Banco Nacional de Panama, 2.500%, 08/11/2030	1,109,448	0.8
1,200,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	922,014	0.6
		2,031,462	1.4
	Peru: 2.0%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	345,228	0.3
1,425,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	1,439,108	1.0
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	176,957	0.1
1,400,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	845,901	0.6
		2,807,194	2.0
	Poland: 0.8%
1,175,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	1,108,906	0.8

	Qatar: 0.6%
1,350,000 (1)	QatarEnergy, 3.300%, 07/12/2051	877,459	0.6

	Saudi Arabia: 0.4%
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	540,034	0.4

	South Africa: 0.6%
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	913,730	0.6

	South Korea: 0.7%
1,000,000 (1)(5)	POSCO, 5.750%, 01/17/2028	995,080	0.7

	Spain: 1.6%
800,000	Banco Santander SA, 5.588%, 08/08/2028	782,999	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Spain: (continued)
1,600,000	Banco Santander SA, 6.921%, 08/08/2033	$1,530,988	1.1
		2,313,987	1.6
	Tanzania: 0.3%
600,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	484,440	0.3

	Thailand: 0.7%
850,000 (1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	726,567	0.5
375,000	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	320,545	0.2
		1,047,112	0.7
	United Arab Emirates: 2.2%
750,000	DP World Crescent Ltd., 3.875%, 07/18/2029	682,125	0.5
424,680 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	354,890	0.2
583,200 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	450,887	0.3
1,450,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	1,326,532	0.9
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	399,732	0.3
		3,214,166	2.2
	United Kingdom: 2.1%
1,550,000 (3)	HSBC Holdings PLC, 5.887%, 08/14/2027	1,531,699	1.1
675,000 (3)	HSBC Holdings PLC, 6.547%, 06/20/2034	640,769	0.5
775,000 (1)	WE Soda Investments Holding PLC, 9.500%, 10/06/2028	782,750	0.5
		2,955,218	2.1
	Venezuela: 0.1%
1,000,000 (4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	56,500	0.0
1,750,000 (4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	98,875	0.1
		155,375	0.1
	Total Corporate Bonds/Notes (Cost $56,270,438)	54,108,796	37.9

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Venezuela: (continued)
	Total Long-Term Investments (Cost $138,398,144)	$134,436,101	94.1
SHORT-TERM INVESTMENTS: 7.0%
	Commercial Paper: 4.0%
1,000,000	Autozone, Inc., 8.080%, 10/02/2023	999,558	0.7
1,300,000	Entergy Corp., 6.570%, 10/05/2023	1,298,830	0.9
1,300,000	HP, Inc., 6.040%, 10/11/2023	1,297,637	0.9
1,200,000	HP, Inc., 6.610%, 10/05/2023	1,198,914	0.8
1,000,000	Mondelez International, Inc., 8.250%, 10/02/2023	999,548	0.7
	Total Commercial Paper (Cost $5,796,197)	5,794,487	4.0
	Repurchase Agreements: 2.3%
247,634 (6)	Bank of America Inc., Repurchase Agreement dated 09/29/2023, 5.290%, due 10/02/2023 (Repurchase Amount $247,742, collateralized by various U.S. Government Securities, 1.375%- 4.000%, Market Value plus accrued interest $252,587, due 11/15/40-02/15/53)	247,634	0.2
1,000,000 (6)	Daiwa Capital Markets, Repurchase Agreement dated 09/29/2023, 5.310%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government Securities, 0.000%- 5.440%, Market Value plus accrued interest $1,020,000, due 11/14/23-05/15/40)	1,000,000	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (6)	Deutsche Bank Securities Inc., Repurchase Agreement dated 09/29/2023, 5.300%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government Securities, 0.500%- 1.750%, Market Value plus accrued interest $1,020,000, due 06/30/24-05/31/27)	$1,000,000	0.7
1,000,000 (6)	HSBC Securities USA, Repurchase Agreement dated 09/29/2023, 5.290%, due 10/02/2023 (Repurchase Amount $1,000,435, collateralized by various U.S. Government Securities, 0.000%- 4.375%, Market Value plus accrued interest $1,020,000, due 02/29/24-02/15/53)	1,000,000	0.7
	Total Repurchase Agreements (Cost $3,247,634)	3,247,634	2.3

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.7%
963,000 (7)	Morgan Stanley Institutional Liquidity Funds -Government Portfolio (Institutional Share Class), 5.270% (Cost $963,000)	$963,000	0.7
	Total Short-Term Investments (Cost $10,006,831)	10,005,121	7.0
	Total Investments in Securities (Cost $148,404,975)	$144,441,222	101.1
	Liabilities in Excess of Other Assets	(1,599,256)	(1.1)
	Net Assets	$142,841,966	100.0

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2023.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(4)	Defaulted security.
(5)	Security, or a portion of the security, is on loan.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2023.

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	56.2%
Energy	14.0
Financial	7.6
Utilities	5.7
Basic Materials	5.5
Industrial	2.5
Consumer, Non-cyclical	2.2
Communications	0.4
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$80,327,305	$—	$80,327,305
Corporate Bonds/Notes	—	54,108,796	—	54,108,796
Short-Term Investments	963,000	9,042,121	—	10,005,121
Total Investments, at fair value	$963,000	$143,478,222	$—	$144,441,222
Other Financial Instruments+
Futures	343,353	—	—	343,353
Total Assets	$1,306,353	$143,478,222	$—	$144,784,575
Liabilities Table
Other Financial Instruments+
Futures	$(242,391)	$—	$—	$(242,391)
Total Liabilities	$(242,391)	$—	$—	$(242,391)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	73	12/29/23	$14,797,898	$(34,713)
U.S. Treasury Ultra Long Bond	24	12/19/23	2,848,500	(207,678)
			$17,646,398	$(242,391)
Short Contracts:
U.S. Treasury 5-Year Note	(2)	12/29/23	(210,719)	903
U.S. Treasury 10-Year Note	(8)	12/19/23	(864,500)	10,745
U.S. Treasury Long Bond	(1)	12/19/23	(113,781)	4,529
U.S. Treasury Ultra 10-Year Note	(112)	12/19/23	(12,495,000)	327,176
			$(13,684,000)	$343,353

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$343,353
Total Asset Derivatives		$343,353

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$242,391
Total Liability Derivatives		$242,391

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$129,355
Total	$129,355

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$400,366
Total	$400,366

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $151,967,007.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,408,246
Gross Unrealized Depreciation	(5,971,635)
Net Unrealized Depreciation	$(3,563,389)

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 93.6%
	Basic Materials: 5.9%
290,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$288,918	0.2
200,000 (1)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	108,996	0.1
415,000	ATI, Inc., 7.250%, 08/15/2030	412,394	0.4
355,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	309,633	0.3
145,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	123,673	0.1
330,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	283,530	0.2
393,000 (1)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	325,105	0.3
368,000 (1)	Constellium SE, 5.625%, 06/15/2028	346,710	0.3
245,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	235,234	0.2
490,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	459,114	0.4
390,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	368,813	0.3
436,000 (1)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	397,624	0.3
454,000 (1)(2)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	409,921	0.3
509,000 (1)	Mativ Holdings, Inc., 6.875%, 10/01/2026	465,078	0.4
65,000 (1)	Novelis Corp., 3.250%, 11/15/2026	58,132	0.1
350,000 (1)	Novelis Corp., 3.875%, 08/15/2031	279,970	0.2
135,000 (1)	Novelis Corp., 4.750%, 01/30/2030	117,017	0.1
415,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	366,696	0.3
265,000	Olin Corp., 5.000%, 02/01/2030	235,665	0.2
270,000	Olin Corp., 5.125%, 09/15/2027	252,706	0.2
200,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	185,229	0.2
280,000 (1)	SPCM SA, 3.125%, 03/15/2027	248,112	0.2
465,000 (1)	Taseko Mines Ltd., 7.000%, 02/15/2026	435,035	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
490,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	$256,235	0.2
		6,969,540	5.9

	Communications: 14.4%
380,000 (1)	Acuris Finance US, Inc. / Acuris Finance Sarl, 5.000%, 05/01/2028	313,040	0.3
491,000 (1)	Altice France Holding SA, 6.000%, 02/15/2028	243,507	0.2
577,000 (1)	Altice France SA/ France, 5.500%, 10/15/2029	415,778	0.3
245,000 (1)	Altice France SA/ France, 8.125%, 02/01/2027	217,577	0.2
570,000	AMC Networks, Inc., 4.250%, 02/15/2029	350,550	0.3
405,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	260,384	0.2
595,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	438,710	0.4
835,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	656,204	0.6
480,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	436,432	0.4
465,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	433,734	0.4
160,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	154,717	0.1
105,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	59,760	0.0
165,000 (1)	CommScope Technologies LLC, 6.000%, 06/15/2025	157,288	0.1
215,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	158,425	0.1
325,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	195,000	0.2
239,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	223,214	0.2
196,000	CSC Holdings LLC, 5.250%, 06/01/2024	186,756	0.2
900,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	505,589	0.4

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
400,000 (1)(3)	CSC Holdings LLC, 11.250%, 05/15/2028	$399,005	0.3
580,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	513,561	0.4
465,000	DISH DBS Corp., 5.125%, 06/01/2029	258,482	0.2
282,000 (1)	DISH DBS Corp., 5.750%, 12/01/2028	217,316	0.2
325,000	DISH DBS Corp., 7.375%, 07/01/2028	205,323	0.2
550,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	554,918	0.5
307,000	Embarq Corp., 7.995%, 06/01/2036	173,426	0.1
370,000 (1)	GCI LLC, 4.750%, 10/15/2028	319,536	0.3
610,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	399,994	0.3
175,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	138,958	0.1
343,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	299,511	0.2
239,000 (1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	192,545	0.2
374,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	343,990	0.3
585,000 (1)	Level 3 Financing, Inc., 3.750%, 07/15/2029	327,809	0.3
335,000 (1)(4)	Level 3 Financing, Inc., 10.500%, 05/15/2030	337,507	0.3
610,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	547,615	0.5
360,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	312,674	0.3
375,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	299,545	0.2
319,000 (5)	Paramount Global, 6.250%, 02/28/2057	240,686	0.2
435,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	229,032	0.2
155,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	138,305	0.1
950,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	868,685	0.7
365,000 (1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	245,580	0.2
435,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	351,793	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
200,000	Telecom Italia Capital SA, 6.000%, 09/30/2034 $	$166,950	0.1
220,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	190,971	0.2
230,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	206,018	0.2
335,000 (1)	Uber Technologies, Inc., 8.000%, 11/01/2026	339,278	0.3
150,000 (1)	Univision Communications, Inc., 4.500%, 05/01/2029	122,296	0.1
570,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	531,463	0.4
340,000 (1)	Urban One, Inc., 7.375%, 02/01/2028	292,123	0.2
100,000 (1)	Viasat, Inc., 5.625%, 04/15/2027	86,750	0.1
155,000 (1)	Viasat, Inc., 6.500%, 07/15/2028	107,551	0.1
100,000 (1)	Viasat, Inc., 7.500%, 05/30/2031	66,175	0.1
415,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	337,789	0.3
651,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	562,516	0.5
417,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	337,382	0.3
540,000 (1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	401,382	0.3
		17,071,105	14.4

	Consumer, Cyclical: 21.4%
185,000 (1)	1011778 BC ULC / New Red Finance, Inc., 3.500%, 02/15/2029	158,526	0.1
460,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	382,786	0.3
515,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	486,312	0.4
235,000 (1)(3)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	235,575	0.2
460,000 (1)	Affinity Interactive, 6.875%, 12/15/2027	390,501	0.3
130,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	105,223	0.1
345,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	325,663	0.3
440,000 (1)	American Airlines, Inc., 7.250%, 02/15/2028	421,122	0.4

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
114,583 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	$112,011	0.1
400,000 (1)	Arko Corp., 5.125%, 11/15/2029	323,084	0.3
280,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	250,987	0.2
251,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	214,985	0.2
380,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/2029	321,090	0.3
300,000 (1)	Banijay Entertainment SASU, 8.125%, 05/01/2029	297,967	0.3
460,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	403,562	0.3
78,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	81,202	0.1
90,000 (1)(2)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	78,515	0.1
250,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	244,063	0.2
120,000 (1)	Brinker International, Inc., 8.250%, 07/15/2030	115,616	0.1
485,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	411,394	0.3
370,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	365,261	0.3
325,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	316,590	0.3
275,000 (1)	Carnival Corp., 4.000%, 08/01/2028	238,672	0.2
575,000 (1)	Carnival Corp., 6.000%, 05/01/2029	491,138	0.4
350,000 (1)	Carrols Restaurant Group, Inc., 5.875%, 07/01/2029	294,092	0.2
400,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	382,970	0.3
190,000	Delta Air Lines, Inc., 4.375%, 04/19/2028	174,836	0.1
115,000	Delta Air Lines, Inc., 7.375%, 01/15/2026	116,513	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
295,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	$297,289	0.2
370,000 (1)	Foot Locker, Inc., 4.000%, 10/01/2029	267,253	0.2
530,000	Ford Motor Co., 6.100%, 08/19/2032	499,760	0.4
785,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	701,296	0.6
835,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	761,208	0.6
275,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	258,388	0.2
400,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	366,562	0.3
103,000 (1)	Gap, Inc., 3.625%, 10/01/2029	76,347	0.1
347,000 (1)	Gap, Inc., 3.875%, 10/01/2031	244,215	0.2
225,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	224,719	0.2
270,000 (1)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	227,236	0.2
436,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	401,878	0.3
435,000 (1)	Interface, Inc., 5.500%, 12/01/2028	370,219	0.3
657,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	606,113	0.5
420,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	344,822	0.3
385,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	327,797	0.3
445,000 (1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	294,050	0.2
130,000	M/I Homes, Inc., 3.950%, 02/15/2030	106,169	0.1
310,000	M/I Homes, Inc., 4.950%, 02/01/2028	279,766	0.2
170,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	115,202	0.1
110,000 (1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	93,376	0.1
230,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	190,067	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
208,000 (1)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	$192,140	0.2
472,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	389,945	0.3
195,000 (3)	MGM Resorts International, 4.625%, 09/01/2026	182,316	0.2
205,000 (3)	MGM Resorts International, 4.750%, 10/15/2028	180,843	0.2
340,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	306,952	0.3
110,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	106,271	0.1
325,000 (1)(3)	NCL Corp. Ltd., 7.750%, 02/15/2029	302,004	0.3
85,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	86,298	0.1
270,000 (1)	NCL Finance Ltd., 6.125%, 03/15/2028	238,590	0.2
270,000 (1)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	274,387	0.2
965,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	894,011	0.8
73,000 (1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	77,123	0.1
250,000 (1)	Royal Caribbean Cruises Ltd., 11.625%, 08/15/2027	271,381	0.2
395,000	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/2025	385,350	0.3
500,000	Sands China Ltd., 5.375%, 08/08/2025	484,935	0.4
340,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	293,695	0.2
415,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	408,331	0.3
429,000	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	372,550	0.3
365,000 (1)	Sonic Automotive, Inc., 4.625%, 11/15/2029	303,061	0.3
125,000 (1)	SRS Distribution, Inc., 6.000%, 12/01/2029	105,139	0.1
320,000 (1)	SRS Distribution, Inc., 6.125%, 07/01/2029	272,841	0.2
530,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	462,910	0.4
370,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	343,044	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
375,000 (1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	$328,082	0.3
351,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	271,211	0.2
69,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	57,659	0.0
360,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	348,831	0.3
165,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	152,755	0.1
510,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	466,002	0.4
410,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	317,350	0.3
350,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	309,762	0.3
365,000 (1)	William Carter Co., 5.625%, 03/15/2027	351,429	0.3
545,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	507,496	0.4
27,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	26,572	0.0
200,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	192,492	0.2
330,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	323,202	0.3
		25,380,948	21.4

	Consumer, Non-cyclical: 16.7%
285,000 (1)	1375209 BC Ltd., 9.000%, 01/30/2028	282,054	0.2
475,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	442,277	0.4
495,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	419,094	0.4
300,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	253,453	0.2
285,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	243,239	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
140,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	$126,329	0.1
315,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	303,523	0.3
415,000 (1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	382,838	0.3
120,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	108,578	0.1
175,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	147,278	0.1
210,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	184,657	0.2
475,000	B&G Foods, Inc., 5.250%, 09/15/2027	398,293	0.3
220,000 (1)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	220,928	0.2
380,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	216,741	0.2
365,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	227,595	0.2
385,000 (1)	Bausch Health Cos., Inc., 11.000%, 09/30/2028	262,166	0.2
355,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	350,024	0.3
509,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	462,406	0.4
200,000 (1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	141,820	0.1
345,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	262,713	0.2
295,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	253,405	0.2
320,000 (1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	170,400	0.1
480,000 (1)	CPI CG, Inc., 8.625%, 03/15/2026	473,446	0.4
160,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	121,769	0.1
605,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	497,529	0.4
550,000	Encompass Health Corp., 4.750%, 02/01/2030	487,364	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
337,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	$326,074	0.3
200,000 (1)	IQVIA, Inc., 5.000%, 10/15/2026	191,417	0.2
200,000 (1)	IQVIA, Inc., 6.500%, 05/15/2030	196,004	0.2
466,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	406,668	0.3
305,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	306,215	0.3
545,000 (1)(3)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	469,365	0.4
383,000 (1)	Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	375,767	0.3
460,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	389,304	0.3
520,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	450,063	0.4
345,000 (1)	ModivCare, Inc., 5.875%, 11/15/2025	328,278	0.3
282,000 (1)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	212,054	0.2
430,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	377,844	0.3
264,000	New Albertsons L.P., 7.450%, 08/01/2029	266,940	0.2
614,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	492,884	0.4
300,000 (1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	163,170	0.1
200,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	187,214	0.2
300,000	Perrigo Finance Unlimited Co., 4.650%, 06/15/2030	256,131	0.2
290,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	248,689	0.2
565,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	534,678	0.4
575,000 (1)(3)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	533,208	0.4
415,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	355,273	0.3
385,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	376,478	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
380,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	$312,204	0.3
345,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	308,985	0.3
325,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	280,047	0.2
350,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	326,070	0.3
580,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	545,014	0.5
570,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	535,116	0.5
393,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	361,745	0.3
386,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	316,010	0.3
331,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	252,768	0.2
155,000	United Rentals North America, Inc., 3.750%, 01/15/2032	125,278	0.1
310,000	United Rentals North America, Inc., 4.875%, 01/15/2028	289,873	0.2
100,000	United Rentals North America, Inc., 5.250%, 01/15/2030	92,623	0.1
70,000	United Rentals North America, Inc., 5.500%, 05/15/2027	68,097	0.1
350,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	351,209	0.3
340,000 (1)	VT Topco, Inc., 8.500%, 08/15/2030	337,129	0.3
185,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	165,779	0.1
285,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	282,454	0.2
		19,834,038	16.7

	Energy: 11.9%
305,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	279,590	0.2
375,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	358,256	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
205,000 (1)	Antero Resources Corp., 5.375%, 03/01/2030	$188,984	0.2
365,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	340,234	0.3
135,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	130,724	0.1
465,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	418,679	0.4
486,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	477,014	0.4
362,000 (1)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	301,769	0.3
540,000 (1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	529,775	0.4
55,000 (1)	Crescent Energy Finance LLC, 9.250%, 02/15/2028	56,205	0.0
595,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	574,943	0.5
220,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	215,828	0.2
325,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	297,291	0.3
185,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	160,186	0.1
353,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	297,236	0.2
445,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	455,867	0.4
410,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	394,139	0.3
360,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	355,876	0.3
710,000	EnLink Midstream LLC, 5.375%, 06/01/2029	657,443	0.6
125,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	119,444	0.1
420,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	394,606	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
225,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	$221,715	0.2
300,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	253,322	0.2
270,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	248,642	0.2
110,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	100,076	0.1
200,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	180,815	0.2
220,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	198,610	0.2
230,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	203,217	0.2
505,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	474,018	0.4
500,000 (1)	Matador Resources Co., 6.875%, 04/15/2028	491,411	0.4
320,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	310,347	0.3
375,000	Murphy Oil Corp., 6.375%, 07/15/2028	368,966	0.3
315,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	317,756	0.3
415,000	Occidental Petroleum Corp., 5.500%, 12/01/2025	409,996	0.3
485,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	456,860	0.4
675,000 (1)(3)	Southwestern Energy Co., 5.375%, 02/01/2029	622,281	0.5
170,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	149,395	0.1
390,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	338,223	0.3
235,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	234,619	0.2
258,750 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	255,016	0.2
55,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	56,009	0.0
235,000 (1)	Transocean, Inc., 7.500%, 01/15/2026	229,923	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
170,000 (1)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	$143,236	0.1
500,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	410,815	0.3
230,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	227,901	0.2
230,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	226,330	0.2
		14,133,588	11.9
	Financial: 7.6%
245,000	Ally Financial, Inc., 5.750%, 11/20/2025	238,072	0.2
175,000	Ally Financial, Inc., 6.700%, 02/14/2033	152,093	0.1
355,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	316,270	0.3
420,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	371,036	0.3
393,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	361,356	0.3
125,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	109,992	0.1
220,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	220,250	0.2
100,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	102,338	0.1
740,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 5.250%, 05/15/2027	651,315	0.6
410,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	331,729	0.3
214,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	166,203	0.1
380,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	328,483	0.3
380,000	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	269,718	0.2
445,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	345,530	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
255,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	$238,470	0.2
485,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	394,422	0.3
350,000	Navient Corp., 4.875%, 03/15/2028	297,061	0.3
195,000	Navient Corp., 5.000%, 03/15/2027	175,483	0.2
233,000	OneMain Finance Corp., 4.000%, 09/15/2030	175,118	0.1
475,000	OneMain Finance Corp., 5.375%, 11/15/2029	398,382	0.3
145,000	OneMain Finance Corp., 7.125%, 03/15/2026	142,157	0.1
535,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	489,410	0.4
280,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	212,987	0.2
540,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	391,171	0.3
480,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	472,048	0.4
65,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	58,846	0.1
175,000	Service Properties Trust, 4.750%, 10/01/2026	150,305	0.1
165,000	Service Properties Trust, 5.500%, 12/15/2027	141,222	0.1
540,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	489,367	0.4
345,000 (1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/2028	338,248	0.3
455,000 (1)	XHR L.P., 4.875%, 06/01/2029	387,239	0.3
65,000 (1)	XHR L.P., 6.375%, 08/15/2025	63,877	0.1
		8,980,198	7.6
	Industrial: 12.0%
220,000 (1)	AmeriTex HoldCo Intermediate LLC, 10.250%, 10/15/2028	217,800	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
485,000 (1)(2)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	$366,680	0.3
210,000	Ball Corp., 3.125%, 09/15/2031	164,753	0.1
70,000	Ball Corp., 4.875%, 03/15/2026	67,295	0.1
175,000	Ball Corp., 6.875%, 03/15/2028	176,244	0.1
255,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	242,315	0.2
240,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	234,386	0.2
375,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	357,141	0.3
370,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	330,326	0.3
65,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	62,388	0.1
423,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	391,241	0.3
445,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	447,995	0.4
395,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	384,576	0.3
365,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	351,832	0.3
575,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	497,348	0.4
509,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	462,007	0.4
115,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/01/2025	113,130	0.1
460,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	402,388	0.3
125,000 (1)	GFL Environmental, Inc., 4.250%, 06/01/2025	120,253	0.1
225,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	195,722	0.2
190,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	156,793	0.1
196,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	167,935	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
375,000 (1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	$290,351	0.2
425,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	356,725	0.3
335,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	329,453	0.3
550,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	482,562	0.4
225,000 (1)(2)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	187,209	0.2
355,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	311,171	0.3
340,000 (1)	Maxim Crane Works Holdings Capital LLC, 11.500%, 09/01/2028	331,500	0.3
470,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	464,691	0.4
395,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	386,606	0.3
435,000 (1)(3)	PGT Innovations, Inc., 4.375%, 10/01/2029	401,580	0.3
360,000 (1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	310,108	0.3
208,000 (1)	Rolls-Royce PLC, 3.625%, 10/14/2025	195,520	0.2
386,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	372,841	0.3
380,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	339,493	0.3
65,000 (1)	Sealed Air Corp., 5.125%, 12/01/2024	64,242	0.1
215,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	208,461	0.2
170,000 (1)	Sensata Technologies BV, 5.000%, 10/01/2025	164,990	0.1
520,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	421,382	0.4
485,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	375,504	0.3
280,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	232,188	0.2
335,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	304,503	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
233,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	$227,746	0.2
385,000	TransDigm, Inc., 4.625%, 01/15/2029	336,681	0.3
310,000	TransDigm, Inc., 5.500%, 11/15/2027	290,577	0.2
535,000 (1)	TransDigm, Inc., 6.875%, 12/15/2030	525,220	0.4
405,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	351,915	0.3
		14,173,767	12.0
	Technology: 2.4%
480,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	424,964	0.4
275,000 (1)	Cloud Software Group, Inc., 9.000%, 09/30/2029	239,356	0.2
275,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	234,627	0.2
240,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	222,827	0.2
160,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	136,030	0.1
300,000 (1)	McAfee Corp., 7.375%, 02/15/2030	251,509	0.2
370,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	358,247	0.3
195,000 (1)	Open Text Corp., 3.875%, 12/01/2029	160,508	0.1
420,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	351,831	0.3
335,000 (1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	112,769	0.1
399,000 (1)	Virtusa Corp., 7.125%, 12/15/2028	322,697	0.3
		2,815,365	2.4
	Utilities: 1.3%
466,000 (1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	402,704	0.3
365,000	TransAlta Corp., 7.750%, 11/15/2029	369,904	0.3
240,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	206,534	0.2
200,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	190,919	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
395,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	$374,955	0.3
		1,545,016	1.3
	Total Corporate Bonds/ Notes (Cost $112,411,933)	110,903,565	93.6
BANK LOANS: 1.3%
	Communications: 0.3%
368,000	AP Core Holdings II, LLC, High-Yield Term Loan B2, 10.717%, (TSFR3M+5.500%), 09/01/2027	357,956	0.3

	Consumer, Non-cyclical: 0.2%
295,000	Nielsen Consumer Inc., 2023 USD Fifth Amendment Incremental Term Loan, 11.549%, (TSFR3M+6.250%), 03/05/2028	282,462	0.2
	Financial: 0.4%
	Financial: 0.4%
465,000	HUB International Limited, 2023 Term Loan B, 9.369%, (TSFR3M+4.250%), 06/30/2030	466,983	0.4

	Lodging & Casinos: 0.3%
294,000	Hilton Worldwide 06/22/2026, 2019 Term Loan B2, 6.939%, (TSFR1M+1.750%), 06/21/2026	294,223	0.3

	Radio & Television: 0.1%
178,889	Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.807%, (TSFR3M+3.500%), 08/23/2026	174,169	0.1
	Total Bank Loans (Cost $1,572,773)	1,575,793	1.3
	Total Long-Term Investments (Cost $113,984,706)	112,479,358	94.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.7%
	Commercial Paper: 3.0%
1,000,000	Autozone, Inc., 8.080%, 10/02/2023	$999,558	0.9
1,000,000	Entergy Corp., 6.570%, 10/05/2023	999,100	0.9
500,000	HP, Inc., 6.040%, 10/11/2023	499,091	0.4
1,000,000	HP, Inc., 6.610%, 10/05/2023	999,095	0.8
	Total Commercial Paper (Cost $3,497,873)	3,496,844	3.0
	Repurchase Agreements: 1.9%
1,000,000 (6)	Daiwa Capital Markets, Repurchase Agreement dated 09/29/2023, 5.310%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government Securities, 0.000%-5.440%, Market Value plus accrued interest $1,020,000, due 11/14/23-05/15/40)	1,000,000	0.9
1,000,000 (6)	Deutsche Bank Securities Inc., Repurchase Agreement dated 09/29/2023, 5.300%, due 10/02/2023 (Repurchase Amount $1,000,436, collateralized by various U.S. Government Securities, 0.500%-1.750%, Market Value plus accrued interest $1,020,000, due 06/30/24-05/31/27)	1,000,000	0.8
252,822 (6)	HSBC Securities USA, Repurchase Agreement dated 09/29/2023, 5.290%, due 10/02/2023 (Repurchase Amount $252,932, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $257,878, due 02/29/24-02/15/53)	252,822	0.2
	Total Repurchase Agreements (Cost $2,252,822)	2,252,822	1.9

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.8%
934,000 (7)	Morgan Stanley Institutional Liquidity Funds -Government Portfolio (Institutional Share Class), 5.270% (Cost $934,000)	$934,000	0.8

	Total Short-Term Investments (Cost $6,684,695)	$6,683,666	5.7
	Total Investments in Securities (Cost $120,669,401)	$119,163,024	100.6
	Liabilities in Excess of Other Assets	(685,010)	(0.6)
	Net Assets	$118,478,014	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(3)	Security, or a portion of the security, is on loan.
(4)	Bond may be called prior to maturity date.
(5)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2023.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$110,903,565	$—	$110,903,565
Bank Loans	—	1,575,793	—	1,575,793
Short-Term Investments	934,000	5,749,666	—	6,683,666
Total Investments, at fair value	$934,000	$118,229,024	$—	$119,163,024

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2023, the aggregate cost of securities and other investments for federal income tax purposes was the same as for financial statement purposes. The composition of unrealized appreciation and depreciation of securities and other investments was:

Cost for federal income tax purposes was $120,669,401.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$976,086
Gross Unrealized Depreciation	(2,482,464)
Net Unrealized Depreciation	$(1,506,378)

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 39.9%
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	$429,376	0.2
1,701,186 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	846,279	0.4
1,054,000 (1)(2)	AREIT Trust 2019-CRE3 D, 8.097%, (TSFR1M + 2.764%), 09/14/2036	1,001,526	0.5
662,526 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	467,864	0.2
1,710,522 (1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	1,016,280	0.5
6,369,284 (1)(2)(3)	BANK 2017-BNK8 XE, 1.431%, 11/15/2050	277,563	0.1
15,846,543 (2)(3)	BANK 2020-BN27 XA, 1.265%, 04/15/2063	879,146	0.4
5,306,914 (2)(3)	BANK 2020-BN30 XA, 1.407%, 12/15/2053	342,655	0.2
4,441,599 (2)(3)	BANK 2021-BN31 XA, 1.425%, 02/15/2054	292,039	0.1
13,690,505 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.702%, 08/15/2052	861,203	0.4
5,710,974 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	326,459	0.2
5,764,765 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.356%, 03/15/2062	266,090	0.1
4,489,366 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.399%, 12/15/2062	287,098	0.1
1,841,521 (1)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	1,606,517	0.8
6,792,606 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.912%, 07/15/2053	457,522	0.2
4,790,248 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.627%, 01/15/2054	382,214	0.2
5,529,621 (2)(3)	Benchmark Mortgage Trust 2021-B23 XA, 1.375%, 02/15/2054	340,215	0.2
10,356,382 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.213%, 04/15/2054	582,311	0.3
1,981,555 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	1,305,895	0.6
1,008,846 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	631,134	0.3
2,537,173 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.453%, 05/25/2052	1,818,453	0.9

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 7.346%, (TSFR1M + 2.014%), 04/15/2034	$712,958	0.3
602,296 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 7.847%, (TSFR1M + 2.514%), 09/15/2036	567,329	0.3
5,305,260 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.542%, 08/15/2057	310,189	0.2
846,226 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.751%, 03/11/2047	723,717	0.4
1,274,158 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.847%, 07/10/2049	852,555	0.4
605,308 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.847%, 07/10/2049	368,701	0.2
1,550,913 (1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	931,214	0.5
6,220,215 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.400%, 09/15/2050	258,763	0.1
674,572 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.232%, 11/10/2051	433,259	0.2
548,090 (1)(2)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	490,729	0.2
7,399,854 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.970%, 11/25/2030	339,870	0.2
3,914,893 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.095%, 08/25/2036	301,580	0.1
6,637,004 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.230%, 05/25/2029	938,123	0.5
1,455,653 (1)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	1,088,950	0.5
603,444 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	426,103	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	$1,547,644	0.8
3,356,899 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,245,087	1.1
1,505,741 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1E, 0.000%, 11/29/2050	880,507	0.4
1,505,741 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	1,024,701	0.5
2,415,208 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	1,595,076	0.8
2,036,364 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	1,524,189	0.7
2,992,509 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.021%, 11/27/2050	2,278,475	1.1
1,616,752 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,016,253	0.5
1,158,216 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	1,053,368	0.5
1,178,995 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,011,086	0.5
1,428,647 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	1,014,872	0.5
1,159,119 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	1,037,144	0.5
1,178,694 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	994,968	0.5
4,818,371 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK89, 0.000%, 01/27/2052	2,260,149	1.1
2,134,237 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.420%, 09/27/2051	1,555,026	0.8
1,624,694 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	1,431,976	0.7
1,974,628 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	1,719,579	0.8
1,362,997 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	840,532	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,623,791 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	$1,421,232	0.7
1,605,421 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	1,316,707	0.6
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	343,298	0.2
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	248,872	0.1
1,760,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.394%, 01/05/2034	1,723,030	0.8
401,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	245,190	0.1
1,069,076 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.032%, 01/15/2047	877,629	0.4
403,777 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 9.521%, (TSFR1M + 4.188%), 03/15/2036	404,352	0.2
3,914,926 (1)(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.760%, 03/10/2049	2,654,454	1.3
1,490,683 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.512%, 10/15/2048	829,722	0.4
4,684,360 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.733%, 12/15/2050	262,789	0.1
478,826 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	233,911	0.1
12,079,557 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.440%, 07/15/2052	605,880	0.3
653,492 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	602,869	0.3
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,494,808	1.2
4,842,462 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	3,916,664	1.9

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,104,649 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	$3,358,319	1.6
2,179,560 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.290%, 03/01/2050	1,754,254	0.8
1,508,752 (1)(4)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	1,170,237	0.6
1,897,233 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,394,330	0.7
1,000,000 (1)(4)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	731,685	0.4
2,730,209 (4)	Series RR Trust 2014-1 E, 0.000%, 05/25/2047	2,589,166	1.3
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	876,908	0.4
9,541,070 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.008%, 10/15/2050	254,428	0.1
6,143,149 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.653%, 08/15/2054	475,991	0.2
4,333,522 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.964%, 06/15/2046	2,155,927	1.0
1,549,708 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	1,400,355	0.7
	Total Commercial Mortgage-Backed Securities (Cost $81,253,468)	82,535,518	39.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 31.3%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.656%, 01/25/2045	302,789	0.2
351,055 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.759%, 03/25/2046	313,683	0.2
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	784,080	0.4
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	400,076	0.2
577,251 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.486%, 11/25/2051	409,252	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
605,617 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.404%, 12/25/2051	$416,786	0.2
738,852 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.390%, 10/25/2051	527,958	0.3
354,212 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.698%, 11/25/2035	213,293	0.1
532,303 (1)(2)	CIM Trust 2019-INV3 B1A, 4.689%, 08/25/2049	470,775	0.2
382,943 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	281,816	0.1
440,193 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.859%, 09/25/2051	297,270	0.1
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.079%, (SOFR30A + 3.764%), 02/25/2040	911,211	0.4
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.465%, (SOFR30A + 3.150%), 12/25/2041	1,061,374	0.5
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	394,293	0.2
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.429%, (SOFR30A + 3.114%), 01/25/2040	603,591	0.3
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 8.615%, (SOFR30A + 3.300%), 11/25/2041	299,670	0.1
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 10.865%, (SOFR30A + 5.550%), 01/25/2043	1,886,757	0.9
408,936 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.181%, 07/25/2048	353,599	0.2
1,577,383 (1)(2)	Flagstar Mortgage Trust 2019-1INV B2A, 4.541%, 10/25/2049	1,364,381	0.7
1,404,915 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.209%, 03/25/2050	1,172,075	0.6

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
700,216 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.209%, 03/25/2050	$580,221	0.3
314,089 (1)(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 7.279%, (SOFR30A + 1.964%), 02/25/2050	314,753	0.2
261,368 (1)(2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 8.115%, (SOFR30A + 2.800%), 10/25/2050	263,994	0.1
294,249 (1)(2)	Freddie Mac STACR REMIC Trust 2020-HQA2 M2, 8.529%, (SOFR30A + 3.214%), 03/25/2050	303,695	0.2
553,001 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 7.565%, (SOFR30A + 2.250%), 08/25/2033	550,538	0.3
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.065%, (SOFR30A + 3.750%), 12/25/2041	1,500,079	0.7
3,011,482 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.715%, (SOFR30A + 3.400%), 01/25/2042	3,020,848	1.5
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 10.065%, (SOFR30A + 4.750%), 02/25/2042	2,888,851	1.4
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 7.715%, (SOFR30A + 2.400%), 02/25/2042	1,516,247	0.7
1,656,315 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 9.065%, (SOFR30A + 3.750%), 02/25/2042	1,702,198	0.8
443,286 (1)(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 7.615%, (SOFR30A + 2.300%), 08/25/2033	447,162	0.2
494,227 (1)(2)	GCAT Trust 2022-INV3 B1, 4.622%, 08/25/2052	418,557	0.2
999,557 (1)(2)	GCAT Trust 2023-NQM1 A2, 4.250%, 10/25/2057	866,978	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
624,938 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.631%, 05/25/2050	$480,426	0.2
1,012,101 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.961%, 03/25/2050	858,179	0.4
867,144 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.961%, 03/25/2050	728,678	0.4
1,269,367 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ5 B3, 2.990%, 10/25/2052	883,735	0.4
919,228 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	709,209	0.3
983,533 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	958,373	0.5
1,204,593 (1)(2)	Home RE Ltd. 2019-1 M2, 8.684%, (US0001M + 3.250%), 05/25/2029	1,229,302	0.6
729,427 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.323%, 12/25/2051	515,911	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	285,365	0.1
678,693 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.854%, (TSFR1M + 0.534%), 02/25/2046	491,481	0.2
273,736 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.611%, 06/25/2049	250,341	0.1
434,367 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.158%, 05/25/2052	280,087	0.1
492,935(1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.092%, 07/25/2052	333,263	0.2
1,183,676 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.304%, 11/25/2052	836,892	0.4
975,769 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A15B, 5.500%, 07/25/2053	907,322	0.4
790,197 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.773%, 07/25/2053	676,368	0.3
942,853 (1)(2)	J.P. Morgan Mortgage Trust 2023-3 A15A, 5.000%, 10/25/2053	853,565	0.4

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
325,317 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.687%, 01/25/2044	$267,044	0.1
960,021 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.449%, 01/25/2047	779,298	0.4
385,243 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.863%, 11/25/2048	332,699	0.2
389,100 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.777%, 12/25/2048	321,803	0.2
422,953 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.711%, 09/25/2048	357,237	0.2
599,292 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.711%, 09/25/2048	493,417	0.2
604,347 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.714%, 10/25/2048	509,658	0.3
817,925 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.219%, 02/25/2050	642,527	0.3
825,694 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.408%, 03/25/2050	663,000	0.3
884,657 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.737%, 10/25/2049	824,282	0.4
479,995 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.932%, 10/25/2049	429,939	0.2
981,284 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.352%, 05/25/2050	816,899	0.4
555,577 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.676%, 12/25/2049	507,182	0.2
555,577 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.676%, 12/25/2049	504,498	0.2
703,131 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.357%, 03/25/2050	599,087	0.3
416,621 (1)(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.844%, 08/25/2050	338,254	0.2
699,847 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.578%, 12/25/2050	571,191	0.3
416,843 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.504%, 03/25/2051	323,829	0.2
366,273 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	270,461	0.1
352,287 (1)(2)	JP Morgan Trust 2015-1 B3, 6.565%, 12/25/2044	334,071	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
568,689 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.320%, 10/25/2048	$497,081	0.2
727,381 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.321%, 03/25/2052	496,485	0.2
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	712,522	0.3
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.704%, 09/25/2057	460,694	0.2
501,906 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	460,306	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 8.665%, (SOFR30A + 3.350%), 04/25/2034	1,151,098	0.6
419,251 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	308,537	0.2
1,119,896 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.974%, 10/25/2051	750,227	0.4
873,330 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 8.015%, (SOFR30A + 2.700%), 12/27/2033	886,455	0.4
562,799 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.474%, 02/25/2050	454,294	0.2
531,022 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.558%, 02/25/2047	459,064	0.2
740,822 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.779%, 08/25/2047	622,522	0.3
397,705 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.261%, 06/25/2049	336,795	0.2
484,813 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	452,199	0.2
848,456 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.503%, 09/25/2049	753,047	0.4
499,631 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.503%, 09/25/2049	454,572	0.2
700,022 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.637%, 03/25/2050	544,876	0.3
563,224 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.324%, 04/25/2050	429,517	0.2
729,914 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.865%, 11/25/2051	507,903	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,662 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.146%, 01/25/2053	$519,792	0.3
380,983 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.646%, 10/25/2047	330,149	0.2
335,715 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	288,570	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	738,757	0.4
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	505,851	0.2
752,870 (1)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	605,229	0.3
1,117,341 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	255,690	0.1
331,263 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.527%, 11/25/2057	312,606	0.2
573,110 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.159%, 08/25/2051	433,088	0.2
434,728 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.227%, 12/25/2051	289,923	0.1
1,420,932 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.239%, 01/25/2052	954,093	0.5
311,093 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	259,374	0.1
596,258 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.370%, 12/25/2049	466,496	0.2
	Total Collateralized Mortgage Obligations (Cost $65,002,712)	64,701,535	31.3
ASSET-BACKED SECURITIES: 23.2%
	Automobile Asset-Backed Securities: 1.1%
542,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	537,027	0.3
1,009,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	992,419	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
708,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	$677,139	0.3
		2,206,585	1.1

	Other Asset-Backed Securities: 18.2%
1,150,000 (1)(2)	AMMC CLO XI Ltd. 2012-11A CR2, 7.531%, (TSFR3M + 2.162%), 04/30/2031	1,120,069	0.5
350,000 (1)(2)	Apidos CLO XV 2013-15A CRR, 7.438%, (TSFR3M + 2.112%), 04/20/2031	343,451	0.2
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 7.638%, (TSFR3M + 2.312%), 10/20/2030	724,625	0.4
327,690 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	305,755	0.1
1,747,000 (1)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	1,401,207	0.7
832,260 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	740,111	0.4
1,041,500 (1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	926,845	0.4
937,350 (1)	Barings CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	853,365	0.4
781,125 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.458%, (TSFR3M + 2.150%), 04/15/2035	744,793	0.4
1,364,225 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	1,251,189	0.6
800,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 7.670%, (TSFR3M + 2.362%), 07/17/2031	780,258	0.4
783,297 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	670,096	0.3
416,243 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	396,140	0.2
553,403 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	515,220	0.3
392,755 (1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	340,782	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
612,373 (1)	Driven Brands Funding LLC 2022-1A A2, 7.393%, 10/20/2052	$622,047	0.3
445,220 (1)	Five Guys Funding LLC 2017-1A A2, 4.600%, 07/25/2047	438,179	0.2
780,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.420%, (TSFR3M + 2.112%), 10/15/2030	770,661	0.4
937,350 (1)(2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 9.007%, (TSFR3M + 3.662%), 04/24/2029	929,747	0.5
672,915 (1)(5)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	625,670	0.3
510,936 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	370,893	0.2
1,059,645 (1)	Marlette Funding Trust 2023-1A A, 6.070%, 04/15/2033	1,057,847	0.5
425,534 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	355,894	0.2
280,573 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	252,605	0.1
357,732 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	305,765	0.1
277,031 (1)	Mosaic Solar Loan Trust 2023-1A B, 6.920%, 06/20/2053	264,341	0.1
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CR, 7.838%, (TSFR3M + 2.512%), 10/20/2032	1,456,737	0.7
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 7.420%, (TSFR3M + 2.112%), 07/17/2030	437,096	0.2
250,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A B, 7.470%, (TSFR3M + 2.162%), 07/16/2031	246,052	0.1
650,937 (1)(2)	Palmer Square Loan Funding Ltd. 2021-2A D, 10.641%, (TSFR3M + 5.262%), 05/20/2029	627,533	0.3
1,000,000 (1)(2)	Parallel Ltd. 2023-1A B, 8.759%, (TSFR3M + 3.500%), 07/20/2036	1,002,721	0.5
351,246 (1)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	350,453	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
937,350 (1)(2)	Sound Point CLO XIV Ltd. 2016-3A DR, 9.257%, (TSFR3M + 3.912%), 01/23/2029	$930,562	0.5
556,265 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	485,227	0.2
2,226,270 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,793,678	0.9
429,042 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	382,307	0.2
1,114,683 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	877,571	0.4
980,865 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	853,955	0.4
746,656 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	692,981	0.3
1,955,251 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,704,916	0.8
435,383 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	381,567	0.2
1,041,500 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.070%, (TSFR3M + 2.762%), 04/15/2035	1,007,401	0.5
547,472 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	454,132	0.2
738,000 (1)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	693,605	0.3
711,113 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	589,549	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 7.850%, (TSFR3M + 2.542%), 07/15/2031	333,198	0.2
1,127,424 (1)(2)	Venture XXI CLO Ltd. 2015-21A DR, 8.370%, (TSFR3M + 3.062%), 07/15/2027	1,130,835	0.5
642,434 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	504,546	0.2
416,600 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 7.522%, (TSFR3M + 2.212%), 07/18/2031	412,045	0.2
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,486,995	0.7

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,933,070 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	$1,611,615	0.8
		37,554,832	18.2

	Student Loan Asset-Backed Securities: 3.9%
312,158 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	284,778	0.1
1,933,917 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	1,775,259	0.9
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	665,059	0.3
376,000 (1)(2)	Sofi Professional Loan Program LLC 2017-C C, 4.210%, 07/25/2040	327,150	0.2
459,000 (1)(2)	SoFi Professional Loan Program LLC 2017-A C, 4.430%, 03/26/2040	417,293	0.2
376,000 (1)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	333,555	0.2
1,205,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,065,265	0.5
602,000 (1)	Sofi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	530,929	0.2
632,000 (1)	Sofi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	555,128	0.3
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,141,305	0.5
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	963,645	0.5
		8,059,366	3.9
	Total Asset-Backed Securities (Cost $47,958,125)	47,820,783	23.2
	Total Long-Term Investments (Cost $194,214,305)	195,057,836	94.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.2%
	Commercial Paper: 4.8%
2,000,000	Autozone, Inc., 8.080%, 10/02/2023	$1,999,115	1.0
2,000,000	Berkshire Hathaway, Inc., 7.340%, 10/03/2023	1,998,794	1.0
2,000,000	Duke Energy Co., 6.880%, 10/04/2023	1,998,493	0.9
1,500,000	Entergy Corp., 6.570%, 10/05/2023	1,498,650	0.7
1,500,000	HP, Inc., 6.040%, 10/11/2023	1,497,273	0.7
1,000,000	HP, Inc., 6.610%, 10/05/2023	999,095	0.5
	Total Commercial Paper (Cost $9,994,398)	9,991,420	4.8

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.4%
797,000 (6)	Morgan Stanley Institutional Liquidity Funds -Government Portfolio (Institutional Share Class), 5.270% (Cost $797,000)	$797,000	0.4
	Total Short-Term Investments (Cost $10,791,398)	10,788,420	5.2
	Total Investments in Securities (Cost $205,005,703)	$205,846,256	99.6
	Assets in Excess of Other Liabilities	820,489	0.4
	Net Assets	$206,666,745	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Rate shown is the 7-day yield as of September 30, 2023.

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:

	Quoted Prices	Significant
	in Active Markets	Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities	$—	$82,535,518	$—	$82,535,518
Collateralized Mortgage Obligations	—	64,701,535	—	64,701,535
Asset-Backed Securities	—	47,195,113	625,670	47,820,783
Short-Term Investments	797,000	9,991,420	—	10,788,420
Total Investments, at fair value	$797,000	$204,423,586	$625,670	$205,846,256
Other Financial Instruments+
Futures	375,301	—	—	375,301
Total Assets	$1,172,301	$204,423,586	$625,670	$206,221,557
Liabilities Table
Other Financial Instruments+
Futures	$(198,596)	$—	$—	$(198,596)
Total Liabilities	$(198,596)	$—	$—	$(198,596)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2023, the following futures contracts were outstanding for Voya VACS Series SC Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	2	12/29/23	$405,422	$(988)
U.S. Treasury Long Bond	12	12/19/23	1,365,375	(75,514)
U.S. Treasury Ultra Long Bond	14	12/19/23	1,661,625	(122,094)
			$3,432,422	$(198,596)
Short Contracts:
U.S. Treasury 5-Year Note	(415)	12/29/23	(43,724,141)	375,301
			$(43,724,141)	$375,301

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2023 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$375,301
Total Asset Derivatives		$375,301

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$198,596
Total Liability Derivatives		$198,596

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$803,461
Total	$803,461

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,623,747
Total	$1,623,747

At September 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $163,090,237.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,618,156
Gross Unrealized Depreciation	(2,153,856)
Net Unrealized Appreciation	$2,464,300

See Accompanying Notes to Financial Statements

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	220646 (0923)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: December 4, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 4, 2023